                                                              File Nos. 33-47216
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 40

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 90

                    COMMONWEALTH SELECT SEPARATE ACCOUNT OF
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                              (Name of Depositor)
                          132 Turnpike Road, Suite 210

                       Southborough, Massachusetts 01772
                           Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office

         Scott D. Silverman, Senior Vice President, General Counsel and
               Corporate Secretary Commonwealth Annuity and Life
                               Insurance Company

                          132 Turnpike Road, Suite 210

                       Southborough, Massachusetts 01772
                           Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2014 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[_]  on (date) pursuant to paragraph (a) (1) of Rule 485
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2013 and was filed before March 30, 2014.

           CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                                         CAPTION IN PROSPECTUSES
-----------------  ------------------------------------------------------------------------------------------------------
1                  Cover Page

2                  Special Terms

3                  Summary of Fees and Expenses; Summary of Contract Features

4                  Condensed Financial Information; Performance Information

5                  Description of the Companies, the Variable Accounts, and the Underlying
                   Investment Companies

6                  Charges and Deductions

7                  Description of the Contract

8                  Electing the Form of Annuity and the Annuity Date;
                   Description of Variable Annuity Payout Options; Annuity
                   Benefit Payments

9                  Death Benefit

10                 Payments; Computation of Values; Distribution

11                 Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal Without Surrender Charge;
                   Texas Optional Retirement Program

12                 Federal Tax Considerations

13                 Legal Matters

14                 Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.                         CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------  ------------------------------------------------------------------------------------------------------
15                 Cover Page

16                 Table of Contents

17                 General Information and History

18                 Services

19                 Underwriters

20                 Performance Information

21                 Annuity Benefit Payments

22                 Financial Statements

               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                         SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Select Resource II variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New
York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. This Prospectus also includes important information about the Commonwealth Annuity Select Resource I contract. See Appendix D. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated May 1, 2014 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Commonwealth Annuity Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Commonwealth Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds (certain funds may not be available in all states):

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE       ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND,
SHARES)                                               INC. (CLASS B)
Goldman Sachs VIT Core Fixed Income Fund              AllianceBernstein VPS Global Thematic Growth
Goldman Sachs VIT Equity Index Fund                   Portfolio
Goldman Sachs VIT Global Markets Navigator            AllianceBernstein VPS Growth and Income
Fund                                                  Portfolio
Goldman Sachs VIT Growth Opportunities Fund           AllianceBernstein VPS Large Cap Growth
Goldman Sachs VIT High Quality Floating Rate          Portfolio
Fund                                                  AllianceBernstein VPS Small/Mid Cap Value
Goldman Sachs VIT Mid Cap Value Fund                  Portfolio
Goldman Sachs VIT Money Market Fund                   AllianceBernstein VPS Value Portfolio
Goldman Sachs VIT Strategic Growth Fund               DWS INVESTMENTS VIT FUNDS
Goldman Sachs VIT Strategic International Equity      DWS Small Cap Index VIP
Fund                                                  DWS VARIABLE SERIES I
Goldman Sachs VIT Structured U.S. Equity              DWS Capital Growth VIP
Insights Fund                                         DWS VARIABLE SERIES II
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE        DWS Large Cap Value VIP
INSURANCE FUNDS) (SERIES I SHARES)                    FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Invesco V.I. American Franchise Fund                  Fidelity VIP Contrafund(R) Portfolio
Invesco V.I. Core Equity Fund                         Fidelity VIP Equity-Income Portfolio
Invesco V.I. Global Health Care Fund                  Fidelity VIP Growth Portfolio
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE        Fidelity VIP Growth & Income Portfolio
INSURANCE FUNDS) (SERIES II SHARES)                   Fidelity VIP High Income Portfolio
Invesco V.I. Mid Cap Growth Fund                      Fidelity VIP Mid Cap Portfolio
Invesco V.I. Value Opportunities Fund

                                                      CONTINUED TO NEXT PAGE


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE  OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
CLASS 2)                                             SHARES)
Fidelity VIP Value Strategies Portfolio              Oppenheimer Capital Income Fund/VA
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS       Oppenheimer Capital Appreciation Fund/VA
TRUST (CLASS 2)                                      Oppenheimer Global Fund/VA
FT VIP Franklin Large Cap Growth VIP Fund            Oppenheimer Global Strategic Income Fund/VA
FT VIP Franklin Small Cap Value VIP Fund             Oppenheimer Main Street Fund(R)/VA
FT VIP Franklin Small-Mid Cap Growth VIP             PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Fund                                                 Pioneer Fund VCT Portfolio
FT VIP Franklin Mutual Shares VIP Fund               Pioneer Real Estate Shares VCT Portfolio
FT VIP Templeton Foreign VIP Fund                    T. ROWE PRICE INTERNATIONAL SERIES, INC.
JANUS ASPEN SERIES (SERVICE SHARES)                  T. Rowe Price International Stock Portfolio
Janus Aspen Enterprise Portfolio
Janus Aspen Janus Portfolio
Janus Aspen Overseas Portfolio
MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series


The Guarantee Period Accounts, additional investment options available in most jurisdictions, offer fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).


Effective May 1, 2013, no new payments, allocations or transfers can be made to Invesco V.I. Mid Cap Growth Fund (Series I Shares).



Effective November 15, 2010, no new payments, allocations or transfers can be made to the Sub-Accounts that invest in the underlying funds listed below.


EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund

                                    * * *

You may contact our Service Office at 1-800-366-1492 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received.



                              DATED MAY 1, 2014

                             TABLE OF CONTENTS

SPECIAL TERMS..........................................................    4
SUMMARY OF FEES AND EXPENSES...........................................    6
SUMMARY OF CONTRACT FEATURES...........................................   10
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT AND THE
  UNDERLYING FUNDS.....................................................   15
INVESTMENT OBJECTIVES AND POLICIES.....................................   17
PERFORMANCE INFORMATION................................................   21
DESCRIPTION OF THE CONTRACT............................................   23
  DISRUPTIVE TRADING...................................................   23
  PAYMENTS.............................................................   24
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY........................   25
  RIGHT TO CANCEL ALL OTHER CONTRACTS..................................   25
  TELEPHONE TRANSACTIONS PRIVILEGE.....................................   25
  TRANSFER PRIVILEGE...................................................   26
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS........   26
  SURRENDER............................................................   27
  WITHDRAWALS..........................................................   28
  DEATH BENEFIT........................................................   29
  THE SPOUSE OF THE OWNER AS BENEFICIARY...............................   31
  OPTIONAL ENHANCED EARNINGS RIDER.....................................   31
  ASSIGNMENT...........................................................   33
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE....................   34
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.......................   35
  ANNUITY BENEFIT PAYMENTS.............................................   36
  NORRIS DECISION......................................................   37
  COMPUTATION OF VALUES................................................   37
CHARGES AND DEDUCTIONS.................................................   38
  VARIABLE ACCOUNT DEDUCTIONS..........................................   38
  CONTRACT FEE.........................................................   39
  OPTIONAL RIDER CHARGES...............................................   39
  PREMIUM TAXES........................................................   40
  SURRENDER CHARGE.....................................................   40
  WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED...........   41
  TRANSFER CHARGE......................................................   43
GUARANTEE PERIOD ACCOUNTS..............................................   44
FEDERAL TAX CONSIDERATIONS.............................................   46
LOANS (QUALIFIED CONTRACTS ONLY).......................................   55
STATEMENTS AND REPORTS.................................................   55
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS......................   56
CHANGES TO COMPLY WITH LAW AND AMENDMENTS..............................   57
VOTING RIGHTS..........................................................   57
DISTRIBUTION...........................................................   57
LEGAL MATTERS..........................................................   58
FURTHER INFORMATION....................................................   58
APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT...................  A-1
APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT..........  B-1
APPENDIX C--THE DEATH BENEFIT..........................................  C-1
APPENDIX D--DIFFERENCES UNDER THE COMMONWEALTH ANNUITY SELECT
  RESOURCE I CONTRACT..................................................  D-1
APPENDIX E--CONDENSED FINANCIAL INFORMATION............................  E-1
APPENDIX F--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY
  PAYOUT (M-GAP) RIDER.................................................  F-1

                    STATEMENT OF ADDITIONAL INFORMATION
                             TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..........................................    3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY...........    5
SERVICES.................................................................    5
UNDERWRITERS.............................................................    6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION...............    7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM..............    8
PERFORMANCE INFORMATION..................................................    9
STATE PREMIUM CHART......................................................   15
FINANCIAL STATEMENTS.....................................................   15
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
  COMPANY AND THE COMMONWEALTH SELECT SEPARATE ACCOUNT...................  F-1

                                SPECIAL TERMS


ACCUMULATED VALUE:    the total value of all Accumulation Units in the
Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.


ACCUMULATION UNIT:    a unit of measure used to calculate the value of a
Sub-Account before annuity benefit payments begin.

ANNUITANT:    the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE:    the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT:    a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY:    unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS:    the Accumulated Value reduced by total payments not
previously withdrawn.

FIXED ACCOUNT:    an investment option under the Contract that guarantees
principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT:    an annuity payout option providing for annuity benefit
payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT:    all the assets of the Company other than those held in a
separate account.

GUARANTEE PERIOD:    the number of years that a Guaranteed Interest Rate is
credited.

GUARANTEE PERIOD ACCOUNT:    an account which corresponds to a Guaranteed
Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE:    the annual effective rate of interest, after daily
compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT:    a positive or negative adjustment assessed if any
portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU):    the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SERVICE OFFICE:    se(2), Inc. (an affiliate of Security Distributors, Inc.)
and its affiliates (collectively, "se(2)") provide administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675, telephone 1-800-366-1492.

SUB-ACCOUNT:    a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE:    the Accumulated Value of the Contract on full surrender
after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

VALUATION DATE:    a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VALUATION PERIOD:    The time span between the close of trading on the New York
Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT:    Commonwealth Select Separate Account, one of the Company's
separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company. Assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT:    an annuity payout option providing for payments
varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                        SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Select Resource II Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.



                                   TABLE I
                         OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.


                                                                                 MAXIMUM CHARGE
                                                                          ----------------------------
          SURRENDER CHARGE(1):
          (as a percentage of payments withdrawn).......................              6.5%

          TRANSFER CHARGE(2):...........................................       $0 on the first 12
                                                                             transfers in a Contract
                                                                               year. Up to $25 for
                                                                              subsequent transfers.


           -------------------
           (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 6.5% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from payments in the chronological order in which they were received.

              YEARS MEASURED FROM DATE OF PAYMENT                               CHARGE
              ---------------------------------------------------------------  -------
              Less than 1....................................................     6.5%
              Less than 2....................................................     6.0%
              Less than 3....................................................     5.0%
              Less than 4....................................................     4.0%
              Less than 5....................................................     3.0%
              Less than 6....................................................     2.0%
              Less than 7....................................................     1.0%
              Thereafter.....................................................     0.0%

           (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                  TABLE II
       PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.


           ANNUAL CONTRACT FEE(1):.............................................................   $30

           ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
           (on an annual basis as percentage of average daily net assets)
                Mortality and Expense Risk Charge:.............................................  1.25%
                Administrative Expense Charge:.................................................  0.15%
                                                                                                 ------
                Total Annual Expenses:.........................................................  1.40%

           OPTIONAL RIDER CHARGES:
             The charge on an annual basis as a percentage of the Accumulated Value is:
                Enhanced Earnings Rider........................................................  0.25%
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period(2):..................................................  0.25%
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period(2):..............................................  0.15%


           -------------------
           (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

           (2) If you elected one of the following riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in APPENDIX F.

                                  TABLE III
           TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.

The table below shows the minimum and maximum expenses of the Funds during 2013. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.

The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.



                       ANNUAL FUND OPERATING EXPENSES


TOTAL ANNUAL FUND OPERATING EXPENSES                     MINIMUM                           MAXIMUM
----------------------------------------       ---------------------------       ---------------------------
Expenses that are deducted from Fund            Annual charge of 0.50%(1)         Annual charge of 1.51%(2)
assets, including management fees,             of average daily net assets       of average daily net assets
distribution and/or service (12b-1) fees
and other expenses.



-----------------------------
The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement, if any, is described in the relevant Fund's prospectus. The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.


(1) Through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.80% for Class A and 1.13% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.



(2) The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. Each arrangement will remain in effect through at least April 30, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.



HIGHEST AND LOWEST EXPENSES AFTER FEE REDUCTIONS AND EXPENSE REIMBURSEMENTS. For the year ended December 31, 2013, the LOWEST Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 0.28%. The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) equal on an annualized basis to 0.004% of the Fund's average daily net assets through at least October 16, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.

For the year ended December 31, 2013, the HIGHEST Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 1.33%. There is no expense reduction or waiver in place, respectively.



EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NOTE: SEE APPENDIX D--DIFFERENCES UNDER THE COMMONWEALTH ANNUITY SELECT RESOURCE I CONTRACT FOR EXPENSE EXAMPLES FOR SELECT RESOURCE I CONTRACTS (FORM A3020-92).


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........    $942   $1,531   $2,085    $3,730


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........    $348   $1,059   $1,793    $3,730



MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the minimum total operating expenses...........    $800   $1,102   $1,347    $2,264

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the minimum total operating expenses...........    $197    $609    $1,047    $2,264


                        SUMMARY OF CONTRACT FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.


WHAT IS THE COMMONWEALTH ANNUITY SELECT RESOURCE II VARIABLE ANNUITY?

The Commonwealth Annuity Select Resource II variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

      - a customized investment portfolio;

      - experienced professional investment advisers;

      - tax deferral on earnings;

      - guarantees that can protect your family during the accumulation phase;
        and

      - income payments that you can receive for life.


I HAVE THE COMMONWEALTH ANNUITY SELECT RESOURCE I CONTRACT--ARE THERE ANY DIFFERENCES?

Yes. If your Contract is issued on Form No. A3020-92 ("Commonwealth Annuity Select Resource I"), it is basically similar to the Contract described in this Prospectus ("Commonwealth Annuity Select Resource II") except as specifically indicated in APPENDIX D--DIFFERENCES UNDER THE COMMONWEALTH ANNUITY RESOURCE I CONTRACT. The form number is located in the bottom left-hand corner of your Contract pages and may include some numbers or letters in addition to A3020-92 in order to identify state variations.


WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the

Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

      - periodic payments for the Annuitant's lifetime;

      - periodic payments for the Annuitant's life and the life of another person selected by you;

      - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;

      - periodic payments over a specified number of years (1 to 30)--under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.


WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.


WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the Goldman Sachs VIT Money Market Fund), the Guarantee Period Accounts, and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.


THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the greatest of 100% of Cumulative Earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTION section.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

     - The Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

     - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase, decreased proportionately to reflect withdrawals; or

     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)   the Accumulated Value (increased by any positive Market Value
      Adjustment); or

(b)   gross payments compounded daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)   gross payments compounded daily at an effective annual yield of 5%; or

(c)   the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment. If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT"

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 6.5% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES."

The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific information regarding charges, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.


CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

      - You may assign your ownership to someone else, except under certain qualified plans.

      - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

      - You may change your allocation of payments.

      - You may make transfers of Accumulated Value among your current investments without any tax consequences.

      - You may cancel your Contract within ten days of delivery (or longer if required by state law).

             DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT
                          AND THE UNDERLYING FUNDS

THE COMPANY.    Unless otherwise specified, any reference to the "Company"
refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400

The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 7 World Trade Center, 250 Greenwich Street,, New York, NY 10007. Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company.


Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly- owned indirect subsidiary of Global Atlantic Financial Group Limited ("Global Atlantic"). Currently, Goldman Sachs owns approximately 22% of the outstanding ordinary shares of Global Atlantic, Goldman Sachs and Global Atlantic employees own approximately 4.5% of the outstanding ordinary shares, and unaffiliated investors, none of whom own more than 9.9%, own the remaining 73.5% of the outstanding ordinary shares. The registered office of Global Atlantic Financial Group Limited is located at Appleby Services (Bermuda) Ltd., Canon's Court, 22 Victoria Street, Hamilton HM 12 Bermuda.


Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

COMMONWEALTH SELECT SEPARATE ACCOUNT.    The Company maintains a separate
account called the Commonwealth Select Separate Account (the "Variable Account"). The Variable Account was authorized by vote of the Board of Directors of the Company on March 5, 1992. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. The Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of the Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Contract, units of the Sub-Accounts are offered on a continuous basis.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.

UNDERLYING FUNDS.    Each Sub-Account invests in a corresponding investment
portfolio ("Underling Fund") of an open-end management investment company. The Underlying Funds available through this Contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                     INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND--seeks to achieve investment results that approximate the performance of the GS Global Markets Index(TM).

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.


GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND--seeks a high level of current income, consistent with safety of principal.


GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY INSIGHTS FUND--The Fund seeks long-term growth of capital and dividend income. This Fund was formerly known as Goldman Sachs VIT Structured U.S. Equity Fund.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)
ADVISER: INVESCO ADVISERS, INC.

INVESCO V.I. AMERICAN FRANCHISE FUND--The Fund's investment objective is to seek capital growth.

INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital.

INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is long-term growth of capital.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)
ADVISER: INVESCO ADVISERS, INC.


INVESCO V.I. MID CAP GROWTH FUND--The Fund's investment objective is to seek capital growth.



INVESCO V.I. VALUE OPPORTUNITIES FUND--The Fund's investment objective is long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER: ALLIANCEBERNSTEIN L.P.


ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO--The Portfolio's investment objective is long-term growth of capital.



ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--The Portfolio's investment objective is long-term growth of capital.



ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--The Portfolio's investment objective is long-term growth of capital.



ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--The Portfolio's investment objective is long-term growth of capital.



ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--The Portfolio's investment objective is long-term growth of capital.



DWS INVESTMENT VIT FUNDS
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS SMALL CAP INDEX VIP--The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000(R) Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000(R) Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. Northern Trust Investments, Inc. ("NTI"), is the subadvisor for the fund.



DWS VARIABLE SERIES I
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS CAPITAL GROWTH VIP--The fund seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500(R) Index (generally 500 of the largest companies in the U.S.) or the Russell 1000(R) Growth Index (generally those stocks among the 1,000 largest U.S. companies that have above-average price-to-earnings ratios).




DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS LARGE CAP VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000(R) Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")

FIDELITY VIP CONTRAFUND(R) PORTFOLIO--The fund seeks long-term capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500(R) Index. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP GROWTH & INCOME PORTFOLIO--The fund seeks high total return through a combination of current income and capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks a high level of current income, while also considering growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP MID CAP PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP VALUE STRATEGIES PORTFOLIO--The fund seeks capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISERS: FRANKLIN ADVISERS, INC.--FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND
                                  AND
                                  FT VIP FRANKLIN SMALL-MID CAP GROWTH VIP
                                  FUND



          FRANKLIN ADVISORY SERVICES, LLC--FT VIP FRANKLIN SMALL CAP VALUE VIP FUND



          FRANKLIN MUTUAL ADVISERS, LLC--FT VIP FRANKLIN MUTUAL SHARES VIP
          FUND



          TEMPLETON INVESTMENT COUNSEL, LLC--FT VIP TEMPLETON FOREIGN VIP
          FUND


FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND--seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization companies. This Fund was formerly known as FT VIP Franklin Large Cap Growth Securities Fund.

FT VIP FRANKLIN SMALL CAP VALUE VIP FUND--seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies. This Fund was formerly known as FT VIP Franklin Small Cap Value Securities Fund.

FT VIP FRANKLIN SMALL--MID CAP GROWTH VIP FUND--seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies. This Fund was formerly known as FT VIP Franklin Small--Mid Cap Growth Securities Fund.


FT VIP FRANKLIN MUTUAL SHARES VIP FUND--seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued. This Fund was formerly known as FT VIP Mutual Shares Securities Fund.



FT VIP TEMPLETON FOREIGN VIP FUND--seeks long-term capital growth. Under normal market conditions, the fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. This Fund was formerly known as FT VIP Templeton Foreign Securities Fund.



JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL

JANUS ASPEN ENTERPRISE PORTFOLIO--seeks long-term growth of capital.

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

JANUS ASPEN OVERSEAS PORTFOLIO--seeks long-term growth of capital.

MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT

MFS(R) MID CAP GROWTH SERIES--seeks capital appreciation.

MFS(R) NEW DISCOVERY SERIES--seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES--seeks total return.

MFS(R) UTILITIES SERIES--seeks total return.


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OFI GLOBAL ASSET MANAGEMENT, INC.
SUB-ADVISER: OPPENHEIMERFUNDS, INC.


OPPENHEIMER CAPITAL INCOME FUND/VA--seeks total return.



OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation.



OPPENHEIMER GLOBAL FUND/VA--seeks capital appreciation.


OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--seeks total return.

OPPENHEIMER MAIN STREET FUND(R)/VA--seeks capital appreciation.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.


PIONEER FUND VCT PORTFOLIO--invests primarily in equity securities of U.S. issuers to pursue reasonable income and capital growth.



PIONEER REAL ESTATE SHARES VCT PORTFOLIO--long-term growth of capital. Current income is a secondary objective. AEW Capital Management, L.P., is a sub-adviser for the fund.



T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE ASSOCIATES, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price International Ltd.


PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                           PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one- month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION , SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                         DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

      - the number of transfers made over a period of time;

      - the length of time between transfers;

      - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

      - the dollar amount(s) requested for transfers; and

      - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

      - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from sub-account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Service Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     - Under a monthly automatic payment plan, the minimum initial payment is $50.

     -  Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund of the Trust.

Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs VIT Money Market Fund. The Owner may change allocation instructions for new payments pursuant to a written or telephone request.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office, se2, (an affiliate of Security Benefit Life Insurance Company), located at One Security Benefit Place, Topeka, KS 66675, telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to cancel the Contract, the Owner must mail or deliver it to the Company's Service Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.


TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Account, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Goldman Sachs VIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), an Automatic Account Rebalancing option or an Asset Allocation Model Reallocation option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS.    If an Owner elects to follow an asset
allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.


AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION.    The Owner may elect
automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING OPTION.    The Owner may request automatic
rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

LIMITATIONS.    The Company reserves the right to limit the number of
Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see FEDERAL TAX CONSIDERATIONS. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.


WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

Each withdrawal must be in a minimum amount of $100.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS.

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS.    The Owner may elect an automatic schedule of
withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS.    Each calendar year prior to the Annuity Date,
the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Service Office. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (which is based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 17 years, but a person who attains age 87 has a life expectancy of another 6.7 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code
Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to an election of the option made prior to the date of any change in the LED option.


DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date. Request for payment must be made within 180 days of the date of death.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE.    At the death of the
Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (b) or (c), the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)   the Accumulated Value: or

(b)   gross payments compounded daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)   gross payments compounded daily at an effective annual yield of 5%: or

(c)   the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C--THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE.
If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE.    The death benefit
generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph
(2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under
(2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE.    If the Annuitant's
death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than directly receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Goldman Sachs VIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner's dies.


FEDERAL DEFENSE OF MARRIAGE ACT.    The right of a spouse to continue the
Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.




OPTIONAL ENHANCED EARNINGS RIDER (EER)


The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.


CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.    The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where(a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE
      PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE--0 TO 70--If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE--71 TO 75--If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.


EXAMPLES

EXAMPLE 1.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0
(50%  x  ($85,000  -  $85,000)).


TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.    the Annuity Date;

2.    the date the Contract is surrendered;

3.    the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund and the Rider will terminate.


ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, provides that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Service Office. The

Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made.

Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Insights Fund, the Goldman Sachs VIT Strategic Growth Fund and the Goldman Sachs VIT Money Market Fund.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS.    This variable
annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT
ONLY.    This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY.    This is an annuity payable periodically
during the lifetime of the Annuitant with the guarantee that if (1) exceeds
(2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

      Where:     (1)  is the dollar amount of the Accumulated Value at
                      annuitization divided by the dollar amount of the first payment, and

                       (2) is the number of payments paid prior to the death of
                           the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY.    This variable annuity is payable
jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY.    This variable annuity
is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF
YEARS).    This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT.    The amount of
the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     - For life annuity options and noncommutable fixed period certain options of ten years or more, the dollar amount is determined by multiplying
        (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years and all variable period certain options the dollar amount is determined by multiplying
        (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT.    On and after the Annuity Date, the Annuity Unit is a
measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS.    The dollar amount of the first
variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS.    The dollar
amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.


NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.


COMPUTATION OF VALUES

THE ACCUMULATION UNIT.    Each net payment is allocated to the investment
options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR.    The Net Investment Factor is an index that measures
the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                           CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.


VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE.    The Company assesses a charge against the
assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE.    The Company assesses each Sub-Account with a
daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES.    Because the Sub-Accounts purchase shares of the Underlying
Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals:

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2) employees of the Company, its affiliates and subsidiaries officers, directors, trustees and employees of any of the Funds;

(3)   investment managers or sub-advisers; and

(4) the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the following riders prior to their discontinuance on 1/31/02, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12 of the following:


     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
       waiting period:                                                                   0.25%

     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year
       waiting period:                                                                   0.15%

For a description of this Rider, see APPENDIX F--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER.


PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.


SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments--payments received by the Company during the seven years preceding the date of the surrender;

(2) Old Payments--accumulated payments invested in the Contract for more than seven years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL.    If a Contract is surrendered, or if New
Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:


                                                                   CHARGE AS PERCENTAGE OF
         COMPLETE YEARS FROM DATE OF PAYMENT                       NEW PAYMENTS WITHDRAWN
         -------------------------------------------------------  ------------------------
         Less than 1............................................            6.5%
         Less than 2............................................            6.0%
         Less than 3............................................            5.0%
         Less than 4............................................            4.0%
         Less than 5............................................            3.0%
         Less than 6............................................            2.0%
         Less than 7............................................            1.0%
         Thereafter.............................................            0.0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 6.5% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals, and annuitization.


WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY.    Where permitted
by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES.    From time to time the
Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)   other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"):

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2)   employees of the Company, its affiliates and subsidiaries;

(3) officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers of the Underlying Funds; and

(4) the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

Finally, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE.    In each calendar year, the Company will
waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:    100% of Cumulative Earnings (calculated as the Accumulated
                 Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2) is:    10% of the Accumulated Value as of the Valuation Date the
                 Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3) is:    The amount calculated under the Company's life expectancy
                 distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530, which is equal to the greatest of:

(1)   Cumulative Earnings ($1,000);

(2)   10% of Accumulated Value ($1,500); or

(3)   LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS.    In the case of a complete surrender, the amount received by the
Owner is equal to the entire Accumulated Value under the Contract, net of the applicable surrender charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN.    If the Owner chooses any
commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                          GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS.    In most jurisdictions, Guarantee Periods ranging from
three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT.    No Market Value Adjustment will be applied to
transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the

Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                           [(1+i)/(1+j)]^n/365 - 1

     where:   i    is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee
                   Period;

              j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

              n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS.    Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "WITHDRAWALS" and "SURRENDER." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "Surrender Charge" after application of the Market Value Adjustment.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL.    Under this
feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, less any Contract fees or charges that are applicable to the Guarantee Period Accounts. The required amount will then be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner, in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

                         FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.


C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      - the Contract must be owned by an individual;

      - Separate Account investments must be "adequately diversified";

      - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

      - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER.    As a general rule, deferred annuity contracts held by
"non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

      - certain Contracts acquired by a decedent's estate due to the death of the decedent;

      - certain Qualified Contracts;

      - certain Contracts used with structured settlement agreements; and

      - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS.    For a Contract to be treated as an annuity for
federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT.    In some circumstances, owners of variable contracts who
retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS.    In order to be treated as an annuity contract for
federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


FEDERAL DEFENSE OF MARRIAGE ACT.    The right of a spouse to continue the
Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT.    A transfer or assignment
of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES.    If the Annuity Date occurs (or is scheduled to occur)
when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.


2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.


3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.


4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

      - if distributed in a lump sum is taxed like a full withdrawal; or

      - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      - received on or after you reach age 59 1/2;

      - received due to your disability;

      - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

      - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

      - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.


6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.


7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      - received after you reach age 59 1/2;

      - received after your death or because of your disability; or

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES.    The Code permits eligible individuals to
contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS).    The Code allows employers to
establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS.    The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS.    The Code permits contributions to an IRA known as a "Roth IRA."
Roth IRAs differ from other IRAs in certain respects, including:

      - Roth IRA contributions are never deductible;

      - "qualified distributions" from a Roth IRA are excludable from income;

      - mandatory distribution rules do not apply before death;

      - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

      - special eligibility requirements apply; and

      - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee.. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
PLANS.    The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES.    Code Section 403(b) permits public school employees
and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      - earnings on those contributions; and

      - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and to decline requests that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
ORGANIZATIONS.    The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

      - minimum distributions required under Section 401(a)(9) of the Code;

      - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

      - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


F. OTHER TAX ISSUES

1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2014, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



2. MEDICARE TAX.

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.


3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


5. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                      LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Goldman Sachs VIT Money Market Fund.

While a loan is outstanding, you may continue to make payments through you 403(b) or qualified plan.


                           STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

              ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

     (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class,

     (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

     (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

     (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

     (5) to change the methodology for determining the net investment factor,

     (6) to change the names of the Variable Account or of the Sub-Accounts, and

     (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                  CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.


                                VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.


                                DISTRIBUTION


Effective May 1, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Contracts. Epoch is a wholly-owned subsidiary of Global Atlantic (Fin) Company.


The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by FINRA rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker- dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

                                LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      - the Separate Account; or

      - the ability of the principal underwriter to perform its contract with the Separate Account; or

      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                             FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                 APPENDIX A

                  MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an excess amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for seven full Contract years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT.    Transfers to or from the Fixed
Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                 APPENDIX B

              SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT


PART 1: SURRENDER CHARGES

FULL SURRENDER--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values (8% rate of return).


                                                                   WITHDRAWAL
                                                   HYPOTHETICAL      WITHOUT      SURRENDER
                                                    ACCUMULATED     SURRENDER      CHARGE     SURRENDER
CONTRACT YEAR                                          VALUE      CHARGE AMOUNT  PERCENTAGE    CHARGE
-------------------------------------------------  ------------  --------------  ----------  ----------
1................................................    $54,000.00    $ 5,400.00      6.5%      $3,159.00
2................................................     58,320.00      8,320.00      6.0%       3,000.00
3................................................     62,985.60     12,985.60      5.0%       2,500.00
4................................................     68,024.45     18,024.45      4.0%       2,000.00
5................................................     73,466.40     23,466.40      3.0%       1,500.00
6................................................     79,343.72     29,343.72      2.0%       1,000.00
7................................................     85,691.21     35,691.21      1.0%         500.00
8................................................     92,546.51     42,546.51      0.0%           0.00

WITHDRAWALS--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:


                                                                    WITHDRAWAL
                                     HYPOTHETICAL                     WITHOUT      SURRENDER
                                      ACCUMULATED                    SURRENDER      CHARGE     SURRENDER
CONTRACT YEAR                            VALUE      WITHDRAWALS    CHARGE AMOUNT  PERCENTAGE    CHARGE
-----------------------------------  ------------  ------------  ---------------  ----------  ----------
1..................................   $54,000.00    $     0.00      $ 5,400.00      6.5%       $  0.00
2..................................    58,320.00          0.00        8,320.00      6.0%          0.00
3..................................    62,985.60          0.00       12,985.60      5.0%          0.00
4..................................    68,024.45     30,000.00       18,024.45      4.0%        479.02
5..................................    41,066.40     10,000.00        4,106.64      3.0%        176.80
6..................................    33,551.72      5,000.00        3,355.17      2.0%         32.90
7..................................    30,835.85     10,000.00        3,083.59      1.0%         69.16
8..................................    22,502.72     15,000.00        2,250.27      0.0%          0.00


PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)]^n/365 - 1

For purposes of the examples below:

     i = the guaranteed interest rate being credited to the guarantee period.

     j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

     n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.


NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


      The market value factor                    =    [(1+i)/(1+j)]^n/365 - 1

                                                 =    [(1+.08)/(1+.11)]^2555/365 - 1

                                                 =    (.97297)^7 - 1

                                                 =    -.17452

      The Market Value Adjustment                =    Maximum of the market value factor multiplied by the
                                                      withdrawal or the negative of the excess interest earned over 3%

                                                 =    Maximum (-.17452  x  $62,985.60 or -$8,349.25)

                                                 =    Maximum (-$10,992.38 or -$8,349.25)

                                                 =    -$8,349.25


--------------------------------
* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10


      The market value factor                    =    [(1+i)/(1+j)]^n/365 - 1

                                                 =    [(1+.08)/(1+.10)]^2555/365 - 1

                                                 =    (.98182)^7 - 1

                                                 =    -.12054

      The Market Value Adjustment                =    the market value factor multiplied by the withdrawal

                                                 =    -.12054  x  $62,985.60

                                                 =    -$7,592.11


--------------------------------
** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05


      The market value factor                    =    [(1+i)/(1+j)]^n/365 - 1

                                                 =    [(1+.08)/(1+.05)]^2555/365 - 1

                                                 =    (1.02857)^7 - 1

                                                 =    .21798

      The Market Value Adjustment                =    Minimum of the market value factor multiplied by the
                                                      withdrawal or the excess interest earned over 3%

                                                 =    Minimum of (.21798  x  $62,985.60 or $8,349.25)

                                                 =    Minimum of ($13,729.78 or $8,349.25)

                                                 =    $8,349.25


--------------------------------
* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07


      The market value factor                    =    [(1+i)/(1+j)]^n/365 - 1

                                                 =    [(1+.08)/(1+.07)]^2555/365 - 1

                                                 =    (1.00935)^7 - 1

                                                 =    .06728

      The Market Value Adjustment                =    the market value factor multiplied by the withdrawal

                                                 =    .06728  x  $62,985.60

                                                 =    $4,237.90


--------------------------------
** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                 APPENDIX C

                              THE DEATH BENEFIT


PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.


                                    HYPOTHETICAL
                     HYPOTHETICAL      MARKET                                             HYPOTHETICAL
                      ACCUMULATED       VALUE         DEATH        DEATH        DEATH         DEATH
CONTRACT YEAR            VALUE       ADJUSTMENT    BENEFIT (A)  BENEFIT (B)  BENEFIT (C)     BENEFIT
-------------------  ------------   ------------   -----------  -----------  -----------  ------------
1..................   $53,000.00       $  0.00     $53,000.00   $52,500.00   $50,000.00    $53,000.00
2..................    53,530.00        500.00      54,030.00    55,125.00    53,000.00     55,125.00
3..................    58,883.00          0.00      58,883.00    57,881.25    55,125.00     58,883.00
4..................    52,994.70        500.00      53,494.70    60,775.31    58,883.00     60,775.31
5..................    58,294.17          0.00      58,294.17    63,814.08    60,775.31     63,814.08
6..................    64,123.59        500.00      64,623.59    67,004.78    63,814.08     67,004.78
7..................    70,535.95          0.00      70,535.95    70,355.02    67,004.78     70,535.95
8..................    77,589.54        500.00      78,089.54    73,872.77    70,535.95     78,089.54
9..................    85,348.49          0.00      85,348.49    77,566.41    78,089.54     85,348.49
10.................    93,883.34          0.00      93,883.34    81,444.73    85,348.49     93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.


                                               HYPOTHETICAL                 HYPOTHETICAL
                                                ACCUMULATED                 MARKET VALUE      DEATH
CONTRACT YEAR                                      VALUE      WITHDRAWALS    ADJUSTMENT    BENEFIT (A)
---------------------------------------------  ------------  ------------   -------------  -----------
1............................................   $53,000.00    $     0.00      $   0.00     $53,000.00
2............................................    53,530.00          0.00        500.00      54,030.00
3............................................     3,883.00     50,000.00          0.00       3,883.00
4............................................     3,494.70          0.00        500.00       3,994.70
5............................................     3,844.17          0.00          0.00       3,844.17
6............................................     4,228.59          0.00        500.00       4,728.59
7............................................     4,651.45          0.00          0.00       4,651.45
8............................................     5,116.59          0.00        500.00       5,616.59
9............................................     5,628.25          0.00          0.00       5,628.25
10...........................................       691.07      5,000.00          0.00         691.07

                                                                  DEATH        DEATH     HYPOTHETICAL
CONTRACT YEAR                                                  BENEFIT (B)  BENEFIT (C)  DEATH BENEFIT
------------------------------------------------------------   -----------  -----------  -------------
1...........................................................   $52,500.00   $50,000.00    $53,000.00
2...........................................................    55,125.00    53,000.00     55,125.00
3...........................................................     4,171.13     3,972.50      4,171.13
4...........................................................     4,379.68     4,171.13      4,379.68
5...........................................................     4,598.67     4,379.68      4,598.67
6...........................................................     4,828.60     4,598.67      4,828.60
7...........................................................     5,070.03     4,828.60      5,070.03
8...........................................................     5,323.53     5,070.03      5,616.59
9...........................................................     5,589.71     5,616.59      5,628.25
10..........................................................       712.70       683.44        712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                          HYPOTHETICAL   HYPOTHETICAL
                                                           ACCUMULATED   MARKET VALUE    HYPOTHETICAL
CONTRACT YEAR                                                 VALUE       ADJUSTMENT     DEATH BENEFIT
--------------------------------------------------------  ------------   -------------   -------------
1.......................................................   $53,000.00       $  0.00       $53,000.00
2.......................................................    53,530.00        500.00        54,030.00
3.......................................................    58,883.00          0.00        58,883.00
4.......................................................    52,994.70        500.00        53,494.70
5.......................................................    58,294.17          0.00        58,294.17
6.......................................................    64,123.59        500.00        64,623.59
7.......................................................    70,535.95          0.00        70,535.95
8.......................................................    77,589.54        500.00        78,089.54
9.......................................................    85,348.49          0.00        85,348.49
10......................................................    93,883.34          0.00        93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                 APPENDIX D

    DIFFERENCES UNDER THE COMMONWEALTH ANNUITY SELECT RESOURCE I CONTRACT
                               (FORM A3020-92)

1. The Guarantee Period Accounts and the Enhanced Earning Rider are not available under Commonwealth Annuity Select Resource I.

2. The waiver of surrender charge offered in Commonwealth Annuity Select Resource II if you become disabled prior to age 65, are diagnosed with a terminal illness or remain confined in a nursing home for the later of one year after issue or 90 days (see Elimination or Reduction of Surrender Charges) is not available under Commonwealth Annuity Select Resource I. "NOTE: THE WAIVERS FOR TERMINAL ILLNESS AND FOR CONFINEMENT IN A NURSING HOME ARE NOT AVAILABLE IN NEW JERSEY UNDER EITHER Commonwealth Annuity SELECT RESOURCE I OR Commonwealth Annuity SELECT RESOURCE II."

3. The Withdrawal Without Surrender Charge privilege under Commonwealth Annuity Select Resource I does not provide access to cumulative earnings without charge. In addition, the 10% free amount is based on the prior December 31 Accumulated Value rather than 10% of the Accumulated Value as of the date the withdrawal request is received.

4. The death benefit under Commonwealth Annuity Select Resource I is the greatest of: 1) total payments less any withdrawals; 2) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death; or 3) the amount that would have been payable as a death benefit on the most recent fifth Contract anniversary, increased to reflect additional payments and reduced to reflect withdrawals since that date.

5. Any payment to the Fixed Account offered under Commonwealth Annuity Select Resource I must be at least $500 and is locked in for one year from the date of deposit. At the end of one year, a payment may be transferred or renewed in the Fixed Account for another full year at the guaranteed rate in effect on that date. The minimum guaranteed rate is 3 1/2%. The Fixed Account is not available to Owners who purchased Commonwealth Annuity Select Resource I in Oregon. The Fixed Account offered under Commonwealth Annuity Select Resource I in Massachusetts does not contain any age restrictions. (See APPENDIX A for discussion of Fixed Account under Commonwealth Annuity Select Resource II)

6. The $30 Contract fee under Commonwealth Annuity Select Resource I is not waived under any circumstances.

7. If you select a variable period certain annuity option, the dollar amount of the first periodic annuity benefit payment is determined by multiplying
     (1) the Accumulated Value applied under that option (less premium taxes, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

8. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Commonwealth Annuity Select Resource I contract rather than the examples on page 8 of this prospectus:


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have elected a Minimum Guaranteed Annuity (M-GAP) Rider with a ten year waiting period at an annual charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:



                                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                ------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $910   $1,440   $1,951    $3,522


2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:



                                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                ------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $325    $992    $1,683    $3,522



MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                ------  -------  -------  --------
     Fund with the minimum total operating expenses...........   $784   $1,062   $1,323    $2,285

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                ------  -------  -------  --------
     Fund with the minimum total operating expenses...........   $199    $615    $1,057    $2,285


                                 APPENDIX E

                       CONDENSED FINANCIAL INFORMATION
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                    COMMONWEALTH SELECT SEPARATE ACCOUNT


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2013.



                                                                                YEAR ENDED DECEMBER 31ST
                                                   ---------------------------------------------------------------------------------
SUB-ACCOUNT                                         2013    2012    2011    2010    2009    2008    2007    2006     2005      2004
-------------------------------------------------  ------  ------  ------  ------  ------  ------  ------  -------  -------  -------

GOLDMAN SACHS VIT CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................   2.247   2.135   2.024   1.916   1.694   1.879   1.784    1.737    1.730    1.687
  End of Period..................................   2.185   2.247   2.135   2.024   1.916   1.694   1.879    1.784    1.737    1.730
Number of Units Outstanding at End of Period (in
 thousands)......................................  18,682  21,802  25,455  32,551  37,231  41,855  54,064   61,115   73,642   86,702
GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................   1.038   0.911   0.908   0.801   0.643   1.040   1.001    0.880    0.855    0.786
  End of Period..................................   1.349   1.038   0.911   0.908   0.801   0.643   1.040    1.001    0.880    0.855
Number of Units Outstanding at End of Period (in
 thousands)......................................  28,574  33,655  40,268  48,677  59,375  71,779  87,418  114,406  146,147  183,137
GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND (SERVICE SHARES)
(INVESTMENT OPTION ADDED ON MAY 22, 2012)
Unit Value:
  Beginning of Period............................   1.047     N/A     N/A     N/A     N/A     N/A     N/A      N/A      N/A      N/A
  End of Period..................................   1.173   1.047     N/A     N/A     N/A     N/A     N/A      N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
 thousands)......................................       9     N/A     N/A     N/A     N/A     N/A     N/A      N/A      N/A      N/A
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................   4.932   4.188   4.423   3.758   2.403   4.118   3.499    3.356    2.968    2.537
  End of Period..................................   6.428   4.932   4.188   4.423   3.758   2.403   4.118    3.499    3.356    2.968
Number of Units Outstanding at End of Period (in
 thousands)......................................   4,980   5,789   6,688   8,159  10,071  11,852  15,062   19,727   25,913   32,585
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT GOVERNMENT INCOME FUND
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period............................   1.379   1.361   1.298   1.251   1.192   1.172   1.108    1.080    1.078    1.071
  End of Period..................................   1.365   1.379   1.361   1.298   1.251   1.192   1.172    1.108    1.080    1.078
Number of Units Outstanding at End of Period (in
 thousands)......................................   7,805   9,136  11,004  15,229  18,291  21,385  16,889   15,967   18,132   21,211
GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................   2.301   1.975   2.144   1.744   1.332   2.152   2.115    1.859    1.759    1.495
  End of Period..................................   3.007   2.301   1.975   2.144   1.744   1.332   2.152    2.115    1.859    1.759
Number of Units Outstanding at End of Period (in
 thousands)......................................   7,598   8,812  10,854  13,084  16,111  20,130  25,869   33,311   41,697   51,760


                                                                            YEAR ENDED DECEMBER 31ST
                                            ----------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2013    2012      2011    2010    2009      2008    2007     2006      2005      2004
------------------------------------------  ------  -------  -------  ------  -------  -------  ------  --------  --------  --------

GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................   1.405    1.425    1.445   1.465    1.484    1.472   1.422     1.378     1.360     1.367
  End of Period...........................   1.385    1.405    1.425   1.445    1.465    1.484   1.472     1.422     1.378     1.360
Number of Units Outstanding at End of
 Period (in thousands)....................  19,766   21,429   25,409  30,153   35,981   51,918  52,473    52,521    57,329    68,857
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM THE GOLDMAN SACHS VIT CAPITAL GROWTH FUND
   (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.....................   2.565    2.174    2.270   2.084    1.433    2.503   2.308     2.145     2.026     1.912
  End of Period...........................   3.338    2.565    2.174   2.270    2.084    1.433   2.503     2.308     2.145     2.026
Number of Units Outstanding at End of
 Period (in thousands)....................  16,361   18,782   22,151  25,714   30,189   35,908  43,582    55,864    69,410    89,713
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................   1.686    1.414    1.691   1.558    1.231    2.315   2.177     1.817     1.640     1.453
  End of Period...........................   2.057    1.686    1.414   1.691    1.558    1.231   2.315     2.177     1.817     1.640
Number of Units Outstanding at End of
 Period (in thousands)....................  12,052   13,802   15,235  17,771   21,369   24,890  29,909    37,902    48,390    62,631
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
   (SERVICE SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period.....................   1.187    1.055    1.030   0.928    0.778    1.255   1.296     1.166     1.116     1.025
  End of Period...........................   1.607    1.187    1.055   1.030    0.928    0.778   1.255     1.296     1.166     1.116
Number of Units Outstanding at End of
 Period (in thousands)....................     764      834    1,130   1,185    1,847    1,779   1,877     2,306     2,130     2,384
AIM V.I. AGGRESSIVE GROWTH FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES)
   ON MAY 1, 2006; NAME CHANGE TO THE INVESCO V.I. CAPITAL APPRECIATION
   FUND (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.....................     N/A      N/A      N/A     N/A      N/A      N/A     N/A     0.715     0.686     0.622
  End of Period...........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A       N/A     0.715     0.686
Number of Units Outstanding at End of
 Period (in thousands)....................     N/A      N/A      N/A     N/A      N/A      N/A     N/A       N/A    11,353    14,459
AIM V.I. BLUE CHIP FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. LARGE CAP GROWTH FUND (SERIES I SHARES) ON
   JUNE 12, 2006; NAME CHANGED TO THE INVESCO V.I. LARGE CAP GROWTH
   FUND (SERIES I SHARES) ON APRIL 30, 2010; NAME CHANGED TO THE INVESCO
   VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES) ON
   APRIL 29, 2011)
Unit Value:
  Beginning of Period.....................     N/A      N/A      N/A     N/A      N/A      N/A     N/A     0.661     0.648     0.628
  End of Period...........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A       N/A     0.661     0.648
Number of Units Outstanding at End of
 Period (in thousands)....................     N/A      N/A      N/A     N/A      N/A      N/A     N/A       N/A    16,926    20,414


                                                                             YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2013    2012    2011      2010    2009    2008    2007      2006      2005      2004
-------------------------------------------  ------  ------  -------  -------  ------  ------  -------  --------  --------  --------

AIM V.I. PREMIER EQUITY FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES) ON
   MAY 1, 2006; NAME CHANGED TO THE INVESCO V.I. CORE EQUITY FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................     N/A     N/A      N/A      N/A     N/A     N/A      N/A     0.744     0.714     0.685
  End of Period............................     N/A     N/A      N/A      N/A     N/A     N/A      N/A       N/A     0.744     0.714
Number of Units Outstanding at End of
 Period (in thousands).....................     N/A     N/A      N/A      N/A     N/A     N/A      N/A       N/A    15,631    18,766
AIT CORE EQUITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND ON
   JANUARY 9, 2006; NAME CHANGED TO THE GOLDMAN SACHS VIT STRUCTURED
   U.S. EQUITY FUND (SERVICE SHARES) ON MAY 1, 2006)
Unit Value:
  Beginning of Period......................     N/A     N/A      N/A      N/A     N/A     N/A      N/A     1.166     1.116     1.025
  End of Period............................     N/A     N/A      N/A      N/A     N/A     N/A      N/A       N/A     1.166     1.116
Number of Units Outstanding at End of
 Period (in thousands).....................     N/A     N/A      N/A      N/A     N/A     N/A      N/A       N/A     2,130     2,384
AIT EQUITY INDEX FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
   ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period......................     N/A     N/A      N/A      N/A     N/A     N/A      N/A     0.880     0.855     0.786
  End of Period............................     N/A     N/A      N/A      N/A     N/A     N/A      N/A       N/A     0.880     0.855
Number of Units Outstanding at End of
 Period (in thousands).....................     N/A     N/A      N/A      N/A     N/A     N/A      N/A       N/A   146,147   183,137
AIT GOVERNMENT BOND FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT GOVERNMENT INCOME FUND (SERVICE
   SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period......................     N/A     N/A      N/A      N/A     N/A     N/A      N/A     1.080     1.078     1.071
  End of Period............................     N/A     N/A      N/A      N/A     N/A     N/A      N/A       N/A     1.080     1.078
Number of Units Outstanding at End of
 Period (in thousands).....................     N/A     N/A      N/A      N/A     N/A     N/A      N/A       N/A    18,132    21,211
AIT MONEY MARKET FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE
   SHARES) JANUARY 9, 2006)
Unit Value:
  Beginning of Period......................     N/A     N/A      N/A      N/A     N/A     N/A      N/A     1.378     1.360     1.367
  End of Period............................     N/A     N/A      N/A      N/A     N/A     N/A      N/A       N/A     1.378     1.360
Number of Units Outstanding at End of
 Period (in thousands).....................     N/A     N/A      N/A      N/A     N/A     N/A      N/A       N/A    57,329    68,857



                                                                            YEAR ENDED DECEMBER 31ST
                                           -----------------------------------------------------------------------------------------
SUB-ACCOUNT                                 2013      2012    2011    2010      2009    2008    2007      2006      2005      2004
-----------------------------------------  -------  -------  ------  -------  -------  ------  -------  --------  --------  --------

AIT SELECT AGGRESSIVE GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH FUND (SERVICE SHARES) ON
   APRIL 17, 2003; NAME CHANGED TO THE GOLDMAN SACHS VIT CAPITAL
   GROWTH FUND (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO
   THE GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period....................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
  End of Period..........................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)...................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
AIT SELECT CAPITAL APPRECIATION FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (SERVICE
   SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period....................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     3.356     2.968     2.537
  End of Period..........................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A     3.356     2.968
Number of Units Outstanding at End of
 Period (in thousands)...................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A    25,913    32,585
AIT SELECT EMERGING MARKETS (SERVICE SHARES)
(MERGED INTO THE AIT SELECT INTERNATIONAL EQUITY (SERVICE SHARES) ON
   APRIL 30, 2003; MERGED INTO THE GOLDMAN SACHS VIT INTERNATIONAL
   EQUITY FUND (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE
   GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE
   SHARES) ON APRIL 30, 2007)
Unit Value:
  Beginning of Period....................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
  End of Period..........................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)...................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
AIT SELECT GROWTH & INCOME FUND (SERVICE SHARES)
(MERGED INTO THE AIT EQUITY INDEX FUND (SERVICE SHARES) ON APRIL 25,
   2003; MERGED INTO THE GOLDMAN SACHS VIT EQUITY INDEX FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period....................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
  End of Period..........................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)...................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
AIT SELECT GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT CAPITAL GROWTH FUND (SERVICE
   SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE GSVIT STRATEGIC
   GROWTH FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period....................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     2.145     2.026     1.912
  End of Period..........................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A     2.145     2.026
Number of Units Outstanding at End of
 Period (in thousands)...................      N/A      N/A     N/A      N/A      N/A     N/A      N/A       N/A    69,410    89,713


                                                                            YEAR ENDED DECEMBER 31ST
                                           -----------------------------------------------------------------------------------------
SUB-ACCOUNT                                 2013     2012     2011    2010      2009    2008    2007      2006      2005      2004
-----------------------------------------  ------  -------  -------  -------  -------  ------  -------  --------  --------  --------

AIT SELECT INTERNATIONAL EQUITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND
   (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE GOLDMAN
   SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period....................     N/A      N/A      N/A      N/A      N/A     N/A      N/A     1.817     1.640     1.453
  End of Period..........................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A     1.817     1.640
Number of Units Outstanding at End of
 Period (in thousands)...................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A    48,390    62,631
AIT SELECT INVESTMENT GRADE INCOME FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT CORE FIXED INCOME FUND (SERVICE
   SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period....................     N/A      N/A      N/A      N/A      N/A     N/A      N/A     1.737     1.730     1.687
  End of Period..........................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A     1.737     1.730
Number of Units Outstanding at End of
 Period (in thousands)...................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A    73,642    86,702
AIT SELECT STRATEGIC GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH FUND (SERVICE SHARES) ON
   APRIL 17 2003; MERGED INTO THE GOLDMAN SACHS VIT CAPITAL GROWTH
   FUND (SERVICE SHARES) ON JANUARY 9, 2009; NAME CHANGED TO THE
   GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period....................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
  End of Period..........................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)...................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
AIT SELECT STRATEGIC INCOME FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT INVESTMENT GRADE INCOME FUND (SERVICE
   SHARES) ON APRIL 22, 2003; MERGED INTO THE GOLDMAN SACHS VIT CORE
   FIXED INCOME FUND (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period....................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
  End of Period..........................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)...................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A       N/A       N/A
AIT SELECT VALUE OPPORTUNITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE
   SHARES) ON JANUARY 9, 2009)
Unit Value:
  Beginning of Period....................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A     1.759     1.495
  End of Period..........................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A     1.859     1.759
Number of Units Outstanding at End of
 Period (in thousands)...................     N/A      N/A      N/A      N/A      N/A     N/A      N/A       N/A    41,697    51,760


                                                                             YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2013      2012    2011    2010      2009    2008    2007     2006      2005     2004
-------------------------------------------  -------  -------  ------  -------  -------  ------  ------  --------  -------  --------

ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period......................    0.991    0.887   1.175    1.005    0.666   1.285   1.087     1.017    0.995     0.961
  End of Period............................    1.201    0.991   0.887    1.175    1.005   0.666   1.285     1.087    1.017     0.995
Number of Units Outstanding at End of
 Period (in thousands).....................      440      453     573      742      950     868   1,292     1,326    1,247     1,498
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period......................    1.284    1.110   1.062    0.955    0.804   1.376   1.331     1.154    1.119     1.020
  End of Period............................    1.703    1.284   1.110    1.062    0.955   0.804   1.376     1.331    1.154     1.119
Number of Units Outstanding at End of
 Period (in thousands).....................    9,871   11,280  14,640   17,696   21,871  26,095  31,950    41,319   49,056    58,892
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period......................    0.892    0.777   0.813    0.749    0.552   0.928   0.826     0.842    0.742     0.692
  End of Period............................    1.208    0.892   0.777    0.813    0.749   0.552   0.928     0.826    0.842     0.742
Number of Units Outstanding at End of
 Period (in thousands).....................    7,976    9,105  11,892   14,436   18,015  21,980  28,543    34,866   38,719    45,808
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period......................    0.927    0.809   0.849    0.784    0.580   0.977   0.872     0.890    0.786     0.736
  End of Period............................    1.252    0.927   0.809    0.849    0.784   0.580   0.977     0.872    0.890     0.786
Number of Units Outstanding at End of
 Period (in thousands).....................    1,710    1,880   2,363    2,599    3,601   3,560   4,737     5,486    6,519     8,122
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period......................    1.870    1.601   1.777    1.424    1.012   1.597   1.596     1.417    1.348     1.148
  End of Period............................    2.538    1.870   1.601    1.777    1.424   1.012   1.597     1.596    1.417     1.348
Number of Units Outstanding at End of
 Period (in thousands).....................    1,418    1,625   1,880    2,312    2,633   3,139   4,416     4,905    5,923     8,152
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period......................    1.152    1.011   1.065    0.970    0.813   1.397   1.479     1.239    1.191     1.066
  End of Period............................    1.550    1.152   1.011    1.065    0.970   0.813   1.397     1.479    1.239     1.191
Number of Units Outstanding at End of
 Period (in thousands).....................    1,061    1,106   1,283    1,792    2,154   2,782   3,713     5,543    5,036     4,568
DWS CAPITAL GROWTH VIP (CLASS A)
(DWS TECHNOLOGY VIP (CLASS A) MERGED INTO THIS FUND ON APRIL 29, 2011)
Unit Value:
  Beginning of Period......................    0.541    0.473     N/A      N/A      N/A     N/A     N/A       N/A      N/A       N/A
  End of Period............................    0.718    0.541   0.473      N/A      N/A     N/A     N/A       N/A      N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands).....................    2,295    2,748   3,077      N/A      N/A     N/A     N/A       N/A      N/A       N/A



                                                                            YEAR ENDED DECEMBER 31ST
                                            ----------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2013      2012     2011    2010    2009    2008      2007    2006      2005      2004
------------------------------------------  -------  -------  -------  ------  ------  -------  -------  -------  --------  --------

DWS DREMAN FINANCIAL SERVICES VIP (CLASS A)
(MERGED INTO THE DWS DREMAN HIGH RETURN EQUITY SERVICES VIP
   (CLASS A) ON SEPTEMBER 15, 2006; NAME CHANGED TO THE DWS STRATEGIC
   VALUE VIP (CLASS A) ON JUNE 1, 2009; NAME CHANGED TO THE DWS LARGE
   CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period.....................      N/A      N/A      N/A     N/A     N/A      N/A      N/A    1.288     1.307     1.184
  End of Period...........................      N/A      N/A      N/A     N/A     N/A      N/A      N/A      N/A     1.288     1.307
Number of Units Outstanding at End of
 Period (in thousands)....................      N/A      N/A      N/A     N/A     N/A      N/A      N/A      N/A     5,812     6,810
DWS LARGE CAP VALUE VIP (CLASS A)
(DWS STRATEGIC VALUE VIP (CLASS A) MERGED INTO THIS FUND ON APRIL 29,
   2011)
Unit Value:
  Beginning of Period.....................    1.101    1.017      N/A     N/A     N/A      N/A      N/A      N/A       N/A       N/A
  End of Period...........................    1.421    1.101    1.017     N/A     N/A      N/A      N/A      N/A       N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    1,271    1,405    1,599     N/A     N/A      N/A      N/A      N/A       N/A       N/A
DWS SMALL CAP INDEX VIP (CLASS A)
Unit Value:
  Beginning of Period.....................    1.633    1.425    1.512   1.213   0.972    1.497    1.547    1.336     1.299     1.119
  End of Period...........................    2.233    1.633    1.425   1.512   1.213    0.972    1.497    1.547     1.336     1.299
Number of Units Outstanding at End of
 Period (in thousands)....................    1,415    1,427    2,161   2,451   3,047    3,614    5,203    6,806     7,795     9,675
DWS STRATEGIC VALUE VIP (CLASS A)
(MERGED INTO THE DWS LARGE CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period.....................      N/A      N/A    1.028   0.926   0.750    1.407    1.455    1.288     1.307     1.184
  End of Period...........................      N/A      N/A      N/A   1.028   0.926    0.750    1.407    1.455     1.288     1.307
Number of Units Outstanding at End of
 Period (in thousands)....................      N/A      N/A      N/A   2,196   2,638    3,068    3,669    4,599     5,812     6,810
DWS TECHNOLOGY VIP (CLASS A)
(MERGED INTO THE DWS CAPITAL GROWTH VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period.....................      N/A      N/A    0.503   0.430   0.272    0.512    0.455    0.458     0.447     0.445
  End of Period...........................      N/A      N/A      N/A   0.503   0.430    0.272    0.512    0.455     0.458     0.447
Number of Units Outstanding at End of
 Period (in thousands)....................      N/A      N/A      N/A   4,053   5,757    4,803    6,115    7,832     9,811    17,110
EATON VANCE VT FLOATING-RATE INCOME FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON NOVEMBER 15, 2010)
Unit Value:
  Beginning of Period.....................    1.283    1.213    1.199   1.115   0.783    1.090    1.088    1.046     1.021     1.007
  End of Period...........................    1.314    1.283    1.213   1.199   1.115    0.783    1.090    1.088     1.046     1.021
Number of Units Outstanding at End of
 Period (in thousands)....................    4,095    4,963    6,327   9,505   9,755   11,126   15,225   18,060    19,427    19,489



                                                                            YEAR ENDED DECEMBER 31ST
                                           -----------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2013     2012    2011     2010     2009    2008     2007     2006      2005      2004
-----------------------------------------  -------  -------  -------  ------  -------  -------  ------  --------  --------  --------

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
(LIQUIDATED ON SEPTEMBER 17, 2010)
Unit Value:
  Beginning of Period....................      N/A      N/A      N/A   1.160    1.065    1.163   1.111     1.126     1.067     1.019
  End of Period..........................      N/A      N/A      N/A     N/A    1.160    1.065   1.163     1.111     1.126     1.067
Number of Units Outstanding at End of
 Period (in thousands)...................      N/A      N/A      N/A     N/A    4,335    5,086   6,107     7,934     9,788    11,449
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    1.534    1.336    1.391   1.203    0.899    1.586   1.368     1.242     1.077     0.946
  End of Period..........................    1.986    1.534    1.336   1.391    1.203    0.899   1.586     1.368     1.242     1.077
Number of Units Outstanding at End of
 Period (in thousands)...................   10,195   11,253   14,928  19,184   22,646   27,351  34,328    39,323    42,028    36,499
FIDELITY VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    2.667    2.305    2.316   2.040    1.589    2.810   2.807     2.368     2.269     2.063
  End of Period..........................    3.369    2.667    2.305   2.316    2.040    1.589   2.810     2.807     2.368     2.269
Number of Units Outstanding at End of
 Period (in thousands)...................   12,163   13,996   16,657  20,244   24,467   29,480  37,240    46,520    57,749    73,279
FIDELITY VIP GROWTH & INCOME PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    1.151    0.984    0.982   0.867    0.692    1.203   1.088     0.975     0.919     0.881
  End of Period..........................    1.515    1.151    0.984   0.982    0.867    0.692   1.203     1.088     0.975     0.919
Number of Units Outstanding at End of
 Period (in thousands)...................    2,724    3,168    3,626   4,549    5,167    6,091   8,773     9,280    11,245    13,053
FIDELITY VIP GROWTH PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    2.578    2.280    2.308   1.885    1.490    2.861   2.285     2.169     2.079     2.040
  End of Period..........................    3.466    2.578    2.280   2.308    1.885    1.490   2.861     2.285     2.169     2.079
Number of Units Outstanding at End of
 Period (in thousands)...................    9,549   10,792   12,935  15,689   18,417   21,946  26,316    32,819    40,830    52,885
FIDELITY VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    2.029    1.802    1.756   1.565    1.103    1.491   1.471     1.341     1.324     1.225
  End of Period..........................    2.120    2.029    1.802   1.756    1.565    1.103   1.491     1.471     1.341     1.324
Number of Units Outstanding at End of
 Period (in thousands)...................   11,723   13,147   15,673  18,610   22,399   24,893  31,959    39,175    47,686    61,378
FIDELITY VIP MID CAP PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    2.308    2.038    2.313   1.821    1.318    2.208   1.936     1.743     1.494     1.213
  End of Period..........................    3.100    2.308    2.038   2.313    1.821    1.318   2.208     1.936     1.743     1.494
Number of Units Outstanding at End of
 Period (in thousands)...................    6,183    7,545    9,370  11,870   13,956   16,357  20,407    27,207    32,957    33,168
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period....................    1.631    1.302    1.452   1.165    0.752    1.566   1.506     1.317     1.304     1.162
  End of Period..........................    2.094    1.631    1.302   1.452    1.165    0.752   1.566     1.506     1.317     1.304
Number of Units Outstanding at End of
 Period (in thousands)...................      915    1,029    1,319   1,755    2,179    2,396   3,082     3,383     3,587     4,838


                                                                               YEAR ENDED DECEMBER 31ST
                                                 -----------------------------------------------------------------------------------
SUB-ACCOUNT                                       2013     2012     2011    2010    2009    2008    2007    2006     2005      2004
-----------------------------------------------  -------  -------  ------  ------  ------  ------  ------  -------  -------  -------

FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period..........................    1.218    1.099   1.132   1.029   0.804   1.246   1.189    1.088    1.091    1.026
  End of Period................................    1.544    1.218   1.099   1.132   1.029   0.804   1.246    1.189    1.088    1.091
Number of Units Outstanding at End of Period
 (in thousands)................................      958    1,031   1,171   1,416   1,873   2,644   3,366    3,724    4,331    4,510
FT VIP FRANKLIN MUTUAL SHARES VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2)
   ON MAY 1, 2014)
Unit Value:
  Beginning of Period..........................    1.610    1.429   1.465   1.336   1.075   1.733   1.699    1.455    1.335    1.202
  End of Period................................    2.036    1.610   1.429   1.465   1.336   1.075   1.733    1.699    1.455    1.335
Number of Units Outstanding at End of Period
 (in thousands)................................    7,120    8,243   9,992  11,738  14,401  17,600  22,619   25,587   28,576   29,084
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL CAP VALUE SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period..........................    1.770    1.516   1.598   1.264   0.992   1.502   1.561    1.353    1.262    1.034
  End of Period................................    2.377    1.770   1.516   1.598   1.264   0.992   1.502    1.561    1.353    1.262
Number of Units Outstanding at End of Period
 (in thousands)................................    1,672    1,900   2,202   3,280   3,734   4,967   6,175    8,511    9,019    8,092
FT VIP FRANKLIN SMALL-MID CAP GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL-MID CAP GROWTH
   SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period..........................    0.948    0.867   0.924   0.734   0.519   0.915   0.834    0.778    0.753    0.686
  End of Period................................    1.291    0.948   0.867   0.924   0.734   0.519   0.915    0.834    0.778    0.753
Number of Units Outstanding at End of Period
 (in thousands)................................    4,074    4,689   6,827   8,356   9,885  11,859  14,119   18,318   21,392   25,011
FT VIP TEMPLETON FOREIGN VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP TEMPLETON FOREIGN SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period..........................    1.544    1.324   1.503   1.406   1.041   1.770   1.555    1.299    1.195    1.023
  End of Period................................    1.872    1.544   1.324   1.503   1.406   1.041   1.770    1.555    1.299    1.195
Number of Units Outstanding at End of Period
 (in thousands)................................    3,401    3,910   4,414   5,373   6,608   7,681  10,111   11,965   13,604   10,905



                                                                            YEAR ENDED DECEMBER 31ST
                                            ----------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2013     2012    2011     2010    2009     2008     2007     2006      2005      2004
------------------------------------------  -------  ------  -------  ------  -------  ------  -------  --------  --------  --------

INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH SERIES (SERIES I SHARES) MERGED INTO THIS
   FUND ON APRIL 29, 2011; INVESCO V.I. CAPITAL APPRECIATION FUND
   (SERIES I SHARES) MERGED INTO THIS FUND ON APRIL 27, 2012; NAME CHANGED
   FROM THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES)
   ON APRIL 30, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I.
   AMERICAN FRANCHISE FUND (SERIES I SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period.....................    0.729   0.065      N/A     N/A      N/A     N/A      N/A       N/A       N/A       N/A
  End of Period...........................    1.008   0.729    0.065     N/A      N/A     N/A      N/A       N/A       N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    5,491   6,576    4,410     N/A      N/A     N/A      N/A       N/A       N/A       N/A
INVESCO V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. CAPITAL APPRECIATION FUND (SERIES I
   SHARES) ON APRIL 30, 2010; MERGED INTO THE INVESCO VAN KAMPEN V.I.
   CAPITAL GROWTH FUND (SERIES I SHARES) ON APRIL 27, 2012)
Unit Value:
  Beginning of Period.....................      N/A   0.595    0.656   0.576    0.482   0.851    0.770     0.715     0.686     0.622
  End of Period...........................      N/A     N/A    0.595   0.656    0.576   0.482    0.851     0.770     0.715     0.686
Number of Units Outstanding at End of
 Period (in thousands)....................      N/A     N/A    3,652   4,533    5,645   7,152    8,012     9,358    11,353    14,459
INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES I SHARES)
(INVESCO V.I. DYNAMICS FUND MERGED INTO THIS FUND ON APRIL 29, 2011;
   CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON MAY 1, 2011;
   MERGED INTO THE INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND
   (SERIES I SHARES) ON APRIL 27, 2012)
Unit Value:
  Beginning of Period.....................      N/A   0.640      N/A     N/A      N/A     N/A      N/A       N/A       N/A       N/A
  End of Period...........................      N/A     N/A    0.640     N/A      N/A     N/A      N/A       N/A       N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)....................      N/A     N/A    1,693     N/A      N/A     N/A      N/A       N/A       N/A       N/A
INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CAPITAL DEVELOPMENT FUND (SERIES II
   SHARES) ON APRIL 30, 2010; MERGED INTO THE INVESCO VAN KAMPEN V.I.
   MID CAP GROWTH FUND (SERIES II SHARES) ON APRIL 27, 2012)
Unit Value:
  Beginning of Period.....................      N/A   1.176    1.287   1.102    0.787   1.510    1.385     1.208     1.122     0.987
  End of Period...........................      N/A     N/A    1.176   1.287    1.102   0.787    1.510     1.385     1.208     1.122
Number of Units Outstanding at End of
 Period (in thousands)....................      N/A     N/A      424     457      494     618      933     1,153     1,073     1,483
INVESCO V.I. CORE EQUITY FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period.....................    0.939   0.836    0.848   0.785    0.621   0.901    0.846     0.744     0.714     0.685
  End of Period...........................    1.196   0.939    0.836   0.848    0.785   0.621    0.901     0.846     0.744     0.714
Number of Units Outstanding at End of
 Period (in thousands)....................    3,667   4,460    5,171   6,777    8,432   9,685   11,116    13,191    15,631    18,766


                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2013     2012    2011     2010    2009     2008    2007     2006      2005      2004
-------------------------------------------  ------  -------  ------  -------  ------  -------  ------  --------  --------  --------

INVESCO V.I. DYNAMICS FUND (SERIES I SHARES)
MERGED INTO THE INVESCO VAN KAMPEN V.I. CAPITAL DEVELOPMENT FUND
   (SERIES I SHARES) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period......................     N/A      N/A   0.705    0.577   0.411    0.803   0.726     0.634     0.580     0.519
  End of Period............................     N/A      N/A     N/A    0.705   0.577    0.411   0.803     0.726     0.634     0.580
Number of Units Outstanding at End of
 Period (in thousands).....................     N/A      N/A     N/A    2,122   2,204    2,733   3,999     6,848     7,974    10,597
INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I. GLOBAL HEALTH CARE FUND (SERIES I
   SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................   1.213    1.018   0.993    0.957   0.760    1.080   0.979     0.944     0.885     0.834
  End of Period............................   1.682    1.213   1.018    0.993   0.957    0.760   1.080     0.979     0.944     0.885
Number of Units Outstanding at End of
 Period (in thousands).....................   2,251    1,956   3,311    3,480   2,818    3,516   4,123     5,536     7,366     8,979
INVESCO V.I. LARGE CAP GROWTH FUND (SERIES I SHARES)
(MERGED INTO THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND
   (SERIES I SHARES) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period......................     N/A      N/A   0.701    0.606   0.488    0.802   0.704     0.661     0.648     0.628
  End of Period............................     N/A      N/A     N/A    0.701   0.606    0.488   0.802     0.704     0.661     0.648
Number of Units Outstanding at End of
 Period (in thousands).....................     N/A      N/A     N/A    6,012   6,933    8,605  11,326    13,537    16,926    20,414
INVESCO V.I. MID CAP GROWTH FUND (SERIES I SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES I SHARES) MERGED INTO THIS
   FUND ON APRIL 27, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I.
   MID CAP GROWTH FUND (SERIES I SHARES) ON MAY 1, 2013; CLOSED TO NEW
   PAYMENT ALLOCATIONS OR TRANSFERS ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................   0.707      N/A     N/A      N/A     N/A      N/A     N/A       N/A       N/A       N/A
  End of Period............................   0.956    0.707     N/A      N/A     N/A      N/A     N/A       N/A       N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands).....................   1,403    1,529     N/A      N/A     N/A      N/A     N/A       N/A       N/A       N/A
INVESCO V.I. MID CAP GROWTH FUND (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES) MERGED INTO THIS
   FUND ON APRIL 27, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I.
   MID CAP GROWTH FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................   1.297      N/A     N/A      N/A     N/A      N/A     N/A       N/A       N/A       N/A
  End of Period............................   1.747    1.297     N/A      N/A     N/A      N/A     N/A       N/A       N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands).....................     357      299     N/A      N/A     N/A      N/A     N/A       N/A       N/A       N/A



                                                                           YEAR ENDED DECEMBER 31ST
                                           -----------------------------------------------------------------------------------------
SUB-ACCOUNT                                 2013     2012    2011     2010      2009    2008     2007     2006      2005      2004
-----------------------------------------  -------  ------  -------  -------  -------  -------  ------  --------  --------  --------

INVESCO V.I. VALUE OPPORTUNITIES FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. BASIC VALUE FUND (SERIES II SHARES) ON
   APRIL 30, 2010; NAME CHANGED FROM THE INVESCO V.I. BASIC VALUE FUND
   (SERIES II SHARES) ON APRIL 30, 2012; NAME CHANGED FROM INVESCO
   VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND (SERVICE II SHARES) ON
   MAY 1, 2013)
Unit Value:
  Beginning of Period....................    1.014   0.874    0.918    0.870    0.598    1.260   1.261     1.132     1.089     0.996
  End of Period..........................    1.333   1.014    0.874    0.918    0.870    0.598   1.260     1.261     1.132     1.089
Number of Units Outstanding at End of
 Period (in thousands)...................    1,716   1,812    2,105    2,745    3,276    3,549   4,500     5,862     7,824    10,386
JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period....................    0.802   0.695    0.717    0.579    0.407    0.735   0.612     0.548     0.496     0.417
  End of Period..........................    1.044   0.802    0.695    0.717    0.579    0.407   0.735     0.612     0.548     0.496
Number of Units Outstanding at End of
 Period (in thousands)...................    1,824   2,098    2,712    3,636    4,149    4,783   7,191     6,313     7,017     7,398
JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period....................      N/A     N/A      N/A    0.802    0.586    1.012   0.946     0.890     0.805     0.731
  End of Period..........................      N/A     N/A      N/A      N/A    0.802    0.586   1.012     0.946     0.890     0.805
Number of Units Outstanding at End of
 Period (in thousands)...................      N/A     N/A      N/A      N/A    6,271    7,575  10,229    13,034    14,157    15,197
JANUS ASPEN JANUS PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period....................    0.749   0.642    0.689    0.612    0.456    0.770   0.680     0.620     0.605     0.589
  End of Period..........................    0.960   0.749    0.642    0.689    0.612    0.456   0.770     0.680     0.620     0.605
Number of Units Outstanding at End of
 Period (in thousands)...................    4,373   5,190    6,259    8,099    9,948   11,808  14,397    16,157    18,834    22,842
JANUS ASPEN OVERSEAS PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period....................    1.360   1.219    1.827    1.482    0.839    1.782   1.412     0.977     0.751     0.641
  End of Period..........................    1.533   1.360    1.219    1.827    1.482    0.839   1.782     1.412     0.977     0.751
Number of Units Outstanding at End of
 Period (in thousands)...................    4,462   5,275    7,172    9,030   10,446   11,556  15,018    16,132    15,571    13,033
MFS(R) MID CAP GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period....................    1.071   0.933    1.009    0.792    0.569    1.191   1.103     1.094     1.079     0.956
  End of Period..........................    1.450   1.071    0.933    1.009    0.792    0.569   1.191     1.103     1.094     1.079
Number of Units Outstanding at End of
 Period (in thousands)...................      802     851    1,105    1,639    1,577    1,845   2,737     3,258     4,311     5,677
MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period....................    1.617   1.356    1.537    1.147    0.714    1.197   1.187     1.066     1.029     0.983
  End of Period..........................    2.251   1.617    1.356    1.537    1.147    0.714   1.197     1.187     1.066     1.029
Number of Units Outstanding at End of
 Period (in thousands)...................    1,813   2,053    1,829    2,161    1,696    1,018   1,132     1,549     1,585     2,084


                                                                           YEAR ENDED DECEMBER 31ST
                                           -----------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2013    2012      2011    2010     2009     2008    2007     2006      2005      2004
-----------------------------------------  -------  -------  -------  -------  ------  -------  ------  --------  --------  --------

MFS(R) TOTAL RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period....................    1.381    1.262    1.260    1.166   1.004    1.311   1.280     1.163     1.149     1.050
  End of Period..........................    1.617    1.381    1.262    1.260   1.166    1.004   1.311     1.280     1.163     1.149
Number of Units Outstanding at End of
 Period (in thousands)...................    5,896    6,195    6,633    8,673   9,380   11,112  13,289    16,085    19,446    16,967
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period....................    2.818    2.524    2.404    2.148   1.639    2.674   2.126     1.646     1.432     1.119
  End of Period..........................    3.340    2.818    2.524    2.404   2.148    1.639   2.674     2.126     1.646     1.432
Number of Units Outstanding at End of
 Period (in thousands)...................    1,614    1,780    2,213    2,559   3,193    4,103   5,242     5,822     6,230     4,031
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period....................    1.172    1.045    1.074    0.998   0.702    1.311   1.168     1.100     1.064     1.012
  End of Period..........................    1.496    1.172    1.045    1.074   0.998    0.702   1.311     1.168     1.100     1.064
Number of Units Outstanding at End of
 Period (in thousands)...................    1,175    1,397    1,550    2,296   2,856    3,266   4,421     7,062     8,402     6,220
OPPENHEIMER CAPITAL INCOME FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER BALANCED FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2013)
Unit Value:
  Beginning of Period....................    1.103    0.998    1.008    0.907   0.757    1.361   1.334     1.220     1.194     1.103
  End of Period..........................    1.227    1.103    0.998    1.008   0.907    0.757   1.361     1.334     1.220     1.194
Number of Units Outstanding at End of
 Period (in thousands)...................    1,800    1,853    2,193    2,220   2,606    3,905   5,067     5,476     4,512     3,299
OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA (SERVICE
   SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period....................    1.716    1.439    1.596    1.399   1.018    1.730   1.654     1.430     1.271     1.084
  End of Period..........................    2.149    1.716    1.439    1.596   1.399    1.018   1.730     1.654     1.430     1.271
Number of Units Outstanding at End of
 Period (in thousands)...................    3,434    3,555    4,292    5,063   5,898    7,617  11,014    13,958    15,317    11,880
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES) MERGED INTO THIS
   FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period....................    0.423      N/A      N/A      N/A     N/A      N/A     N/A       N/A       N/A       N/A
  End of Period..........................    0.416    0.423      N/A      N/A     N/A      N/A     N/A       N/A       N/A       N/A
Number of Units Outstanding at End of
 Period (in thousands)...................    3,635    3,414      N/A      N/A     N/A      N/A     N/A       N/A       N/A       N/A
OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE
   SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period....................      N/A    0.374    0.390    0.345   0.278    1.316   1.341     1.246     1.238     1.155
  End of Period..........................      N/A      N/A    0.374    0.390   0.345    0.278   1.316     1.341     1.246     1.238
Number of Units Outstanding at End of
 Period (in thousands)...................      N/A      N/A    3,901    4,596   6,165    5,287   6,296     7,237     8,044    10,199


                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2013     2012    2011     2010    2009     2008    2007     2006      2005      2004
-------------------------------------------  ------  -------  ------  -------  ------  -------  ------  --------  --------  --------

OPPENHEIMER MAIN STREET FUND(R)/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period......................   1.290    1.122   1.141    0.999   0.792    1.308   1.274     1.126     1.080     1.003
  End of Period............................   1.671    1.290   1.122    1.141   0.999    0.792   1.308     1.274     1.126     1.080
Number of Units Outstanding at End of
 Period (in thousands).....................   1,494    1,905   1,055    1,365   1,737    2,299   3,024     3,801     4,771     5,221
PIONEER FUND VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period......................   1.094    1.010   1.073    0.940   0.763    1.180   1.142     0.995     0.953     0.871
  End of Period............................   1.435    1.094   1.010    1.073   0.940    0.763   1.180     1.142     0.995     0.953
Number of Units Outstanding at End of
 Period (in thousands).....................   1,637    1,996   2,380    3,456   3,720    5,525   5,991     7,922     9,219     9,507
PIONEER REAL ESTATE SHARES VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period......................   2.888    2.523   2.331    1.839   1.418    2.333   2.925     2.173     1.919     1.437
  End of Period............................   2.891    2.888   2.523    2.331   1.839    1.418   2.333     2.925     2.173     1.919
Number of Units Outstanding at End of
 Period (in thousands).....................   1,894    2,154   2,565    3,084   3,718    4,828   6,594     9,661    10,741    11,633
SCUDDER VIT EAFE EQUITY INDEX FUND (CLASS A)
(LIQUIDATED SCUDDER VIT EAFE EQUITY INDEX FUND ON JULY 25, 2005)
Unit Value:
  Beginning of Period......................     N/A      N/A     N/A      N/A     N/A      N/A     N/A       N/A     0.856     0.729
  End of Period............................     N/A      N/A     N/A      N/A     N/A      N/A     N/A       N/A       N/A     0.856
Number of Units Outstanding at End of
 Period (in thousands).....................     N/A      N/A     N/A      N/A     N/A      N/A     N/A       N/A       N/A     4,746
SVS DREMAN FINANCIAL SERVICES (CLASS A)
(MERGED INTO THE DWS DREMAN FINANCIAL SERVICES VIP (CLASS A) ON
   FEBRUARY 3, 2006; MERGED INTO THE DWS DREMAN HIGH RETURN EQUITY
   VIP (CLASS A) ON SEPTEMBER 15, 2006; NAME CHANGED TO THE DWS
   STRATEGIC VALUE VIP (CLASS A) ON JUNE 1, 2009; NAME CHANGED TO THE
   DWS LARGE CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period......................     N/A      N/A     N/A      N/A     N/A      N/A     N/A       N/A     1.307     1.184
  End of Period............................     N/A      N/A     N/A      N/A     N/A      N/A     N/A       N/A       N/A     1.307
Number of Units Outstanding at End of
 Period (in thousands).....................     N/A      N/A     N/A      N/A     N/A      N/A     N/A       N/A       N/A     6,810
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period......................   1.711    1.465   1.705    1.511   1.006    1.988   1.784     1.519     1.328     1.184
  End of Period............................   1.924    1.711   1.465    1.705   1.511    1.006   1.988     1.784     1.519     1.328
Number of Units Outstanding at End of
 Period (in thousands).....................  10,155   11,179  13,299   15,989  19,111   23,278  26,681    32,378    37,547    47,389

                                 APPENDIX F

   DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

(b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

(c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment if applicable and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                          Amount of the withdrawal
        --------------------------------------------------------

           Accumulated Value determined immediately prior to the
                                 withdrawal

EXERCISING THE M-GAP RIDER.

      - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

      - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided in "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" under DESCRIPTION OF THE CONTRACT in the Prospectus.

      - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" (see THE VARIABLE ANNUITY POLICIES).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


             CONTRACT                       MINIMUM                         MINIMUM
            ANNIVERSARY                   GUARANTEED                      GUARANTEED
            AT EXERCISE                  BENEFIT BASE                  ANNUAL INCOME(1)
         ----------------              ---------------              ----------------------
                10                         $162,889                         $12,153
                15                         $207,892                         $17,695


          ------------------
          (1) Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                SUB-ACCOUNTS OF

                      COMMONWEALTH SELECT SEPARATE ACCOUNT


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY SELECT RESOURCE I AND II PROSPECTUS OF COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT DATED MAY 1, 2014 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-366-1492.


                               DATED MAY 1, 2014











Commonwealth Annuity Select Resource I & II

                                                      TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                                                       3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                                                        5

SERVICES                                                                                                              5

UNDERWRITERS                                                                                                          6

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                                                            7

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                                                           8

PERFORMANCE INFORMATION                                                                                               9

STATE PREMIUM TAX CHART                                                                                              15

FINANCIAL STATEMENTS                                                                                                 15

FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY AND THE                                     F-1
COMMONWEALTH SELECT SEPARATE ACCOUNT

                      GENERAL INFORMATION AND HISTORY

The Company's principal office (the "Principal Office") is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.


Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("Global Atlantic"). Currently, Goldman Sachs owns approximately 22% of the outstanding ordinary shares of Global Atlantic, Goldman Sachs and Global Atlantic employees own approximately 4.5% of the outstanding ordinary shares, and unaffiliated investors, none of whom own more than 9.9%, own the remaining 73.5% of the outstanding ordinary shares.

The registered office of Global Atlantic Financial Group Limited is located at Appleby Services (Bermuda) Ltd., Canon's Court, 22 Victoria Street, Hamilton HM 12 Bermuda.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with the acquisition of the Company, Global Atlantic has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Global Atlantic agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Global Atlantic, and terminate the sooner of 2018 or at such time as Goldman Sachs owns less than 10% of the outstanding voting securities of Global Atlantic. These assurances are not evidence of indebtedness or an obligation or liability of Global Atlantic, and do not provide Contract Owners with any specific rights or recourse against Global Atlantic. These assurances replaced substantially similar assurances that had been provided by Goldman Sachs.


Commonwealth Select Separate Account (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992. Several Sub-Accounts of the Variable Account are available under the Commonwealth Annuity Select Resource I and II contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds (certain funds may not be available in all states):

-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)                  AIM VARIABLE INSURANCE FUNDS
Goldman Sachs VIT Core Fixed Income Fund                                 (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II SHARES)
Goldman Sachs VIT Equity Index Fund                                      Invesco V.I. Mid Cap Growth Fund
Goldman Sachs VIT Global Navigator Fund                                  Invesco V.I. Value Opportunities Fund
Goldman Sachs VIT High Quality Floating RateFund
Goldman Sachs VIT Growth Opportunities Fund                              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
Goldman Sachs VIT Mid Cap Value Fund                                     (CLASS B)
Goldman Sachs VIT Money Market Fund                                      AllianceBernstein VPS Global Thematic Growth Portfolio
Goldman Sachs VIT Strategic Growth Fund                                  AllianceBernstein VPS Growth and Income Portfolio
Goldman Sachs VIT Strategic International Equity Fund                    AllianceBernstein VPS Large Cap Growth Portfolio
Goldman Sachs VIT Structured U.S. Equity Insights Fund                   AllianceBernstein VPS Small/Mid Cap Value Portfolio
                                                                         AllianceBernstein VPS Value Portfolio
AIM VARIABLE INSURANCE FUNDS  (INVESCO VARIABLE INSURANCE FUNDS)
(SERIES I SHARES)                                                        DWS INVESTMENTS VIT FUNDS
Invesco V.I. American Franchise Fund                                     DWS Small Cap Index VIP
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund                                     DWS VARIABLE SERIES I
                                                                         DWS Capital Growth VIP

-----------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
DWS Large Cap Value VIP                                                  JANUS ASPEN SERIES (SERVICE SHARES)
FIDELITY  VARIABLE INSURANCE PRODUCTS FUNDS                              Janus Aspen Enterprise Portfolio
Fidelity VIP Contrafund(R) Portfolio                                     Janus Aspen Janus Portfolio
Fidelity VIP EquityIncome Portfolio                                      Janus Aspen Overseas Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio                                   MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
Fidelity VIP High Income Portfolio                                       MFS(R) Mid Cap Growth Series
Fidelity VIP Mid Cap Portfolio                                           MFS(R) New Discovery Series
                                                                         MFS(R) Total Return Series
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS                               MFS(R) Utilities Series
(SERVICE CLASS 2)
Fidelity VIP Value Strategies Portfolio                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
                                                                         SHARES)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                     Oppenheimer Capital IncomeFund/VA
(CLASS 2)                                                                Oppenheimer Capital Appreciation Fund/VA
FT VIP Franklin Large Cap Growth VIP Fund                                Oppenheimer Global Fund/VA
FT VIP Franklin Small Cap Value VIP Fund                                 Oppenheimer Global Strategic Income Fund/VA
FT VIP Franklin Small-Mid Cap Growth VIP Fund                            Oppenheimer Main Street Fund(R)/VA
FT VIP Franklin Mutual Shares VIP Fund
FT VIP Templeton Foreign VIP Fund                                        PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
                                                                         Pioneer Fund VCT Portfolio
                                                                         Pioneer Real Estate Shares VCT Portfolio

                                                                         T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                                         T. Rowe Price International Stock Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

                     TAXATION OF THE CONTRACT, THE VARIABLE
                            ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account. The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 125 High Street, Boston, MA 02110.

MAIL ROOM AND ADMINISTRATIVE SERVICES. The Company has retained se2, Inc. an affiliate of Security Distributors, Inc., to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2, Inc. are located at One Security Benefit Place, Topeka, Kansas, 66636.

EXPERTS. The financial statements of the Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, and the financial statements of the Commonwealth Select Separate Account of the Company as of December 31, 2013 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our principal underwriter, Epoch Securities, Inc., ("Epoch") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from each Fund's service providers.

Additionally, certain of the Funds make payments to us or Epoch under their distribution plans (12b-1 plans). The payment rates currently range from 0.16% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to Epoch. Conversely, if the value of the Fund goes down, payments to us or to Epoch would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

                                  UNDERWRITERS


Effective May 1, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter"), became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of Global Atlantic (Fin) Company Epoch is a registered broker-dealer with the SEC and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.


The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of the Contract's Accumulated Value.

To the extent permitted by FINRA rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, premium volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to Epoch for the years 2011, 2012 and 2013 were $1,875,810.25, $1,484,399.95,119.08 and $1,757,835.19, respectively.
No commissions were retained by Epoch for sales of all contracts funded by the Separate Account KG (including contracts not described in the Prospectus) for the years 2011, 2012 and 2013.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:


(1)   Accumulation Unit Value -- Previous Valuation Period                                                   $ 1.135000

(2)   Value of Assets -- Beginning of Valuation Period                                                       $5,000,000

(3)   Excess of Investment Income and Net Gains Over Capital Losses                                              $1,675

(4)   Adjusted Gross Investment Rate for the Valuation Period (3) divided by ( 2)                              0.000335

(5)   Annual Charge (one-day equivalent of 1.40% per annum)                                                    0.000039

(6)   Net Investment Rate (4) - (5)                                                                            0.000296

(7)   Net Investment Factor 1.000000 + (6)                                                                     1.000296

(8)   Accumulation Unit Value -- Current Period (1) x (7)                                                    $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

          ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:


      -     must be new payments to the Contract, including the initial payment,

      - must be allocated to the Fixed Account, which will be the source account,

      - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

      -     will receive the enhanced rate while they remain in the Fixed
            Account.


Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:


      - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

      - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

      - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                            PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission ("SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:


P(1 + T)(^n) = ERV

          Where:        P  =  a hypothetical initial payment to the Variable Account of $1,000

                        T  =  average annual total return

                        n  =  number of years

                      ERV  =  the ending redeemable value of the $1,000 payment at the end of the specified period


The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

    YEARS FROM DATE OF PAYMENT TO                  CHARGE AS PERCENTAGE OF NEW
       DATE OF WITHDRAWAL                          PURCHASE PAYMENTS WITHDRAWN
    -----------------------------                  ---------------------------
              0 -1                                              6.5%
                2                                               6.0%
                3                                               5.0%
                4                                               4.0%
                5                                               3.0%
                6                                               2.0%
                7                                               1.0%
            More than 7                                          0.0%

*    Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:



P(1 + T)(^n) = EV

          Where:        P  =  a hypothetical initial payment to the Variable Account of $1,000

                        T  =  average annual total return

                        n  =  number of years

                       EV  =  the ending value of the $1,000 payment at the end of the specified period


The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                               PERFORMANCE TABLES
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2013

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                 FOR YEAR                      SINCE
                                                              SUB-ACCOUNT         ENDED                     INCEPTION OF
                                                            INCEPTION DATE       12/31/13     5 YEARS        SUB-ACCOUNT
                                                            ---------------      --------     -------       ------------
Goldman Sachs VIT Core Fixed Income Fund                       01/09/06          -11.25        1.99            -0.12
Goldman Sachs VIT Equity Index Fund                            01/09/06          20.48         13.19           1.58
Goldman Sachs VIT Global Markets Navigator  Fund                 N/A              2.60         N/A              3.27
Goldman Sachs VIT High Quality Floating Rate Fund              01/09/06          -9.62         -0.73           0.02
Goldman Sachs VIT Growth Opportunities Fund                    01/09/06          20.85         19.48           4.80
Goldman Sachs VIT Mid Cap Value Fund                           01/09/06          21.20         15.09           2.49
Goldman Sachs VIT Money Market Fund                             1/09/06          -9.99         -5.19           -3.17
Goldman Sachs VIT Strategic Growth Fund                        01/09/06          20.65         15.91           1.59
Goldman Sachs VIT Strategic International Equity Fund          01/09/06          12.49         7.78            -2.97
Goldman Sachs VIT Structured U.S. Equity Insights Fund         01/09/06          25.81         12.71           -0.25
AllianceBernstein VPS Global Thematic Growth Portfolio          5/1/02           11.71         9.87            -1.16
AllianceBernstein VPS Growth and Income Portfolio               10/6/00          23.21         13.34           2.03
AllianceBernstein VPS Large Cap Growth Portfolio                2/23/01          25.58         13.94           2.30
AllianceBernstein VPS Small/Mid Cap Value Portfolio             5/1/02           26.21         17.74           5.54
AllianceBernstein VPS Value Portfolio                           5/1/02           25.08         10.79           0.46
DWS Small Cap Index VIP                                         10/6/00          27.20         15.43           4.27
DWS Capital Growth VIP                                         10/6/2000         23.26         19.19           1.32
DWS Large Cap Value VIP                                        10/6/2000         19.56         10.76           -1.97
Fidelity VIP Contrafund(R) Portfolio                              10/6/00          19.95         14.55           5.09
Fidelity VIP Equity-Income Portfolio                            5/1/95           16.85         13.53           1.88
Fidelity VIP Growth Portfolio                                  5/1/1995          24.93         15.77           2.12
Fidelity VIP Growth & Income Portfolio                         10/6/2000         22.20         14.25           2.37
Fidelity VIP High Income Portfolio                              5/1/95           -4.47         11.44           2.79
Fidelity VIP Mid Cap Portfolio                                  10/6/00          24.82         16.16           7.56
Fidelity VIP Value Strategies Portfolio                         5/1/02           18.86         20.50           2.87
FT VIP Franklin Large Cap Growth VIP Fund                       5/1/02           17.33         11.12           0.87
FT VIP Franklin Small Cap Value VIP Fund                        5/1/02           24.83         16.51           6.09
FT VIP Franklin Small-Mid Cap Growth VIP Fund                   10/6/00          26.72         17.59           3.48
FT VIP Franklin Mutual Shares VIP Fund                          10/6/00          16.97         10.75           2.49
FT VIP Templeton Foreign VIP Fund                               5/01/02          11.75         9.62            3.65

Invesco V.I. American Franchise Fund                            10/6/00          28.68         12.76           1.48
Invesco V.I. Core Equity Fund                                   10/6/00          17.94         11.16           2.73
Invesco V.I. Global Health Care Fund                            10/6/00          29.07         14.38           4.24
Invesco V.I. Mid Cap Growth Fund                                5/1/02           25.19         14.71           2.95
Invesco V.I. Value Opportunities                                5/1/02           21.91         14.82           -0.72
Janus Aspen Enterprise Portfolio                                10/6/00          20.69         18.38           7.16
Janus Aspen Janus Portfolio                                     10/6/00          18.68         13.35           1.76


                                                                                 FOR YEAR                      SINCE
                                                              SUB-ACCOUNT         ENDED                     INCEPTION OF
                                                            INCEPTION DATE       12/31/13     5 YEARS        SUB-ACCOUNT
                                                            ---------------      --------     -------       ------------
Janus Aspen Overseas Portfolio                                  10/6/00           3.26         10.37           7.23
MFS(R) Mid Cap Growth Series                                    5/1/02           25.80         18.17           0.66
MFS(R) New Discovery Series                                     5/1/02           29.74         23.73           5.62
MFS(R) Total Return Series                                      5/1/02            7.58         6.90            1.40
MFS(R)Utilities Series                                          5/1/02            9.03         12.65           9.66
Oppenheimer Capital Income Fund/VA                              5/1/02           18.12         13.72           0.59
Oppenheimer Capital Appreciation Fund/VA                        5/1/02            1.92         7.17            -2.57
Oppenheimer Global Fund/VA                                      5/1/02           15.71         13.48           4.46
Oppenheimer Global Strategic Income Fund/VA                     5/1/02           -10.33        5.44           -19.45
Oppenheimer Main Street Fund(R)/VA                              5/1/02           20.10         13.37           2.05
Pioneer Fund VCT Portfolio                                      5/1/01           21.62         10.56           2.09
Pioneer Real Estate Shares VCT Portfolio                        5/1/01           -8.56         12.85           4.94
T. Rowe Price International Stock Portfolio                     5/1/95            3.05         11.31           2.26


                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2013

                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)





                                                                               FOR YEAR                       SINCE
                                                               SUB-ACCOUNT      ENDED                      INCEPTION OF
                                                             INCEPTION DATE    12/31/13       5 YEARS      SUB-ACCOUNT
                                                             --------------    --------       -------      ------------
Goldman Sachs VIT Core Fixed Income Fund                         1/9/06           -2.73         5.22           2.90
Goldman Sachs VIT Equity Index Fund                              1/9/06           29.98         15.96          5.07
Goldman Sachs VIT Global Markets Navigator Fund                  N/A             11.98            N/A           10.41
Goldman Sachs VIT  High Quality Floating Rate Fund               1/9/06           -1.00         2.75           2.96
Goldman Sachs VIT Growth Opportunities Fund                      1/9/06           30.35         21.75          7.98
Goldman Sachs VIT Mid Cap Value Fund                             1/9/06           30.70         17.69          5.87
Goldman Sachs VIT Money Market Fund                              1/9/06           -1.40         -1.37          0.06
Goldman Sachs VIT Strategic Growth Fund                          1/9/06           30.15         18.43          5.15
Goldman Sachs VIT Strategic International Equity Fund            1/9/06           21.99         10.82          0.95
Goldman Sachs VIT Structured U.S. Equity Insights Fund           1/9/06           35.31         15.60          3.66
AllianceBernstein VPS Global Thematic Growth Portfolio           5/1/02           21.21         12.53          2.26
AllianceBernstein VPS Growth and Income Portfolio                10/6/00          32.71         16.19          5.26
AllianceBernstein VPS Large Cap Growth Portfolio                 2/23/01          35.08         16.65          5.46
AllianceBernstein VPS Small/Mid Cap Value Portfolio              5/1/02           35.71         20.18          8.26
AllianceBernstein VPS Value Portfolio                            5/1/02           34.58         13.78          3.82
DWS Small Cap Index VIP                                          10/6/00          36.70         18.09          7.15
DWS Capital Growth VIP                                           10/6/00          32.76         21.46          4.90
DWS Large Cap Value VIP                                          10/6/00          29.06         13.64          1.84
Fidelity VIP Contrafund(R) Portfolio                               10/6/00          29.45         17.17          7.70
Fidelity VIP Equity-Income Portfolio                             5/1/95           26.35         16.23          5.03
Fidelity VIP Growth Portfolio                                   5/1/1995          34.43         18.39          5.44
Fidelity VIP Growth & Income Portfolio                          10/6/2000         31.70         16.99          5.57
Fidelity VIP High Income Portfolio                               5/1/95            4.46         13.97          5.63
Fidelity VIP Mid Cap Portfolio                                   10/6/00          34.32         18.66          9.84
Fidelity VIP Value Strategies Portfolio                          5/1/02           28.36         22.73          6.07
FT VIP Franklin Large Cap Growth VIP Fund                        5/1/02           26.83         13.94          4.18
FT VIP Franklin Small Cap Value VIP Fund                         5/1/02           34.33         19.09          8.68
FT VIP Franklin Small-Mid Cap Growth VIP Fund                    10/6/00          36.22         20.00          6.54
FT VIP Franklin Mutual Shares VIP Fund                           10/6/00          26.47         13.63          5.41
FT VIP Templeton Foreign VIP Fund                                5/1/02           21.25         12.46          6.23
Invesco V.I. American Franchise Fund                             10/6/00          38.18         15.59          4.84
Invesco V.I. Core Equity Fund                                    10/6/00          27.44         14.02          5.74
Invesco V.I. Global Health Care Fund                             10/6/00          38.57         17.22          7.26
Invesco V.I. Mid Cap Growth Fund                                 5/1/02           34.69         17.28          5.88
Invesco V.I. Value Opportunities Fund                            5/1/02           31.41         17.40          2.95
Janus Aspen Enterprise Portfolio                                 10/6/00          30.19         20.75          9.60
Janus Aspen Janus Portfolio                                      10/6/00          28.18         16.04          5.01
Janus Aspen Overseas Portfolio                                   10/6/00          12.68         12.80          9.10
MFS(R) Mid Cap Growth Series                                       5/1/02           35.30         20.59          4.25

                                                                               FOR YEAR                       SINCE
                                                               SUB-ACCOUNT      ENDED                      INCEPTION OF
                                                             INCEPTION DATE    12/31/13       5 YEARS      SUB-ACCOUNT
                                                             --------------    --------       -------      ------------
MFS(R)New Discovery Series                                       5/1/02         39.24           25.83            8.64
MFS(R)Total Return Series                                        5/1/02         17.08           9.99             4.41
MFS(R)Utilities Series                                           5/1/02         18.53           15.30           11.56
Oppenheimer Capital Income Fund/VA                               5/1/02         11.25           10.15            1.07
Oppenheimer Capital Appreciation Fund/VA                         5/1/02         27.62           16.33            3.99
Oppenheimer Global Fund/VA                                       5/1/02         25.21           16.12            7.08
Oppenheimer Global Strategic Income Fund/VA                      5/1/02         -1.76           8.36            -9.72
Oppenheimer Main Street Fund(R)/VA                               5/1/02         29.60           16.12            5.23
Pioneer Fund VCT Portfolio                                       5/1/01         31.12           13.46            5.12
Pioneer Real Estate Shares VCT Portfolio                         5/1/01         0.12            15.31            7.24
T. Rowe Price International Stock Portfolio                      5/1/95         12.46           13.86            4.98



YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS VIT MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Goldman Sachs VIT Money Market Sub-Account for the seven-day period ended December 31, 2013:


     Yield                     -1.39%
     Effective Yield           -1.38%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs VIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

     Effective Yield = [ (base period return + 1)(^365/7) ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                            STATE PREMIUM TAX CHART

                                                                       NON-
                                                  QUALIFIED          QUALIFIED
STATE                                               PLANS              PLANS
-----                                             ---------          ---------
California                                        0.50%*                2.35%*
Maine                                             0.00%                 2.00%
Nevada                                            0.00%                 3.50%*
South Dakota                                      0.00%                 1.25%**
West Virginia                                     1.00%*                1.00%*
Wyoming                                           0.00%                 1.00%

---------
* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

**    The Tax Rate is 0.08% on annuity considerations in excess of $500,000


                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Commonwealth Select Separate Account.











                                      F-15

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

We have audited the accompanying consolidated financial statements of Commonwealth Annuity and Life Insurance Company and its subsidiaries, an indirect wholly-owned subsidiary of Global Atlantic Financial Group Limited, which comprise the consolidated balance sheets as of December 31, 2013 and December 31, 2012, and the related consolidated statements of operations, comprehensive income, shareholder's equity, and cash flows for the three years in the period ended December 31, 2013.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2013 and December 31, 2012, and the results of their operations and their cash flows for the three years ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP
April 29, 2014

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) CONSOLIDATED BALANCE SHEETS

As of December 31,                                                                                    2013          2012
-----------------------------------------------------------------------------------------------------------------------------
(In millions, except share and per share amounts)
ASSETS
   Investments:                                                                         NOTES
     Available-for-sale fixed maturities at fair value (amortized cost of $11,067       -----
       and $6,564 in 2013 and 2012 respectively)                                         6,8      $    11,419   $     7,140
     Trading fixed maturities at fair value (amortized cost of $1,255 and $454
       in 2013 and 2012, respectively)                                                   8,9            1,273           520
     Commercial mortgage loans (includes mortgage loans carried at fair value of
       $32 and $0 in 2013 and 2012, respectively)                                        6,8              819           386
     Policy loans                                                                         8               738           316
     Other invested assets (includes $391 and $0, respectively, related to variable
       interest entities)                                                                6,8              391             -
                                                                                                  ------------  ------------
       Total investments                                                                               14,640         8,362
                                                                                                  ------------  ------------

   Cash and cash equivalents (includes $4 and $0, respectively, related to variable
     interest entities)                                                                                   984           618
   Accrued investment income                                                                              125            62
   Premiums, accounts and notes receivable, net                                                             5             2
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums, modified coinsurance and funds withheld coinsurance (includes assets at fair
     value of $1,266 and $0, respectively)                                                13            9,024         6,625
   Value of business acquired                                                             12              425            63
   Deferred policy acquisition costs                                                      12              276           144
   Deferred federal income taxes                                                          10              248             -
   Derivative instruments receivable                                                     6,8              176           168
   Other assets (includes $78 and $0, respectively, related to variable interest          15
     entities)                                                                                            141            56
   Separate account assets                                                                8             3,403         3,180
                                                                                                  ------------  ------------
       Total assets                                                                               $    29,447   $    19,280
                                                                                                  ============  ============
LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits (includes liabilities carried at fair value of $3,110
       and $592 in 2013 and 2012 respectively)                                           8,13     $    13,704   $     5,202
     Outstanding claims and losses (includes liabilities carried at fair value of
       $24 and $8 in 2013 and 2012, respectively)                                        8,13             164           116
     Contractholder deposit funds and other policy liabilities
       (includes liabilities carried at fair value of $121 and $92 in 2013 and 2012,
       respectively)                                                                     8,13           4,106         4,566
                                                                                                  ------------  ------------
       Total policy liabilities and accruals                                                           17,974         9,884
                                                                                                  ------------  ------------

   Derivative instruments payable                                                       6,8,13            333           283
   Collateral on derivative instruments                                                  6,8               44            47
   Securities sold under agreements to repurchase                                         8               621           115
   Deferred federal income taxes                                                          10                -            73
   Dividend payable to shareholder                                                        11                -           150
   Accrued expenses and other liabilities (includes $4 and $0, respectively,
     related to variable interest entities)                                               15              213            86
   Reinsurance payable                                                                    13            5,806         4,537
   Separate account liabilities                                                           8             3,403         3,180
                                                                                                  ------------  ------------
       Total liabilities                                                                          $    28,394   $    18,355
                                                                                                  ------------  ------------
Commitments and contingencies (Notes 16 and 17)

SHAREHOLDER'S EQUITY
Commonwealth Annuity and Life Insurance Company's shareholder's equity:
   Common stock, $1,000 par value, 10,000 shares authorized,
     2,526 shares issued and outstanding                                                          $         3   $         3
   Additional paid-in capital                                                                             815           602
   Accumulated other comprehensive income                                                 20              199           318
   Retained earnings                                                                                       36             2
                                                                                                  --------------------------
       Total Commonwealth Annuity and Life Insurance Company's shareholder's equity                     1,053           925
                                                                                                  ------------  ------------
       Total liabilities and shareholder's equity                                                 $    29,447   $    19,280
                                                                                                  ============  ============

SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) CONSOLIDATED STATEMENTS OF OPERATIONS

For the Years Ended December 31,                                                   2013             2012             2011
-----------------------------------------------------------------------------------------------------------------------------
(In millions)

REVENUES                                                          NOTES
                                                                  -----
   Premiums                                                         13     $         62   $           44   $           47
   Universal life and investment product policy fees                13              349              205              195
   Net investment income                                            7               294              235              197
   Net realized investment gains
       Total other-than-temporary impairment ("OTTI") losses        7                 -                -                -
                                                                           --------------------------------------------------
       Net OTTI losses recognized in earnings                                         -                -                -
       Net realized capital gains, excluding net OTTI losses
          recognized in earnings                                    7               147               85              102
                                                                           --------------------------------------------------
   Total net realized investment gains                                              147               85              102
   Other income                                                     15               29               20               20
                                                                           --------------------------------------------------
     Total revenues                                                                 881              589              561
                                                                           --------------------------------------------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses     13              716              339              295
   Amortization of policy acquisition costs                         12               91               27               48
   (Gains)/losses on derivative instruments                         6               (40)             247             (133)
   Other operating expenses                                         15               69               70               67
                                                                           --------------------------------------------------
     Total benefits, losses and expenses                                            836              683              277
                                                                           --------------------------------------------------
     Income/(Loss) before federal income taxes                                       45              (94)             284
                                                                           --------------------------------------------------

FEDERAL INCOME TAX EXPENSE
   Current tax expense/(benefit)                                    10              268               74              (53)
   Deferred tax (benefit)/expense                                   10             (257)            (112)             145
                                                                           --------------------------------------------------
     Total federal income tax expense/(benefit)                                      11              (38)              92
                                                                           --------------------------------------------------
Net income/(loss) attributable to Commonwealth Annuity and Life
Insurance Company                                                          $         34              (56)             192
                                                                           ==================================================


SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

For the Years Ended December 31,                                                2013              2012              2011
-----------------------------------------------------------------------------------------------------------------------------
(In millions)

                                                                         ----------------------------------------------------
Net income/(loss) attributable to Commonwealth Annuity and Life
Insurance Company                                                         $          34                 (56)            192
                                                                         ----------------------------------------------------
Other comprehensive income, before tax:
   Unrealized (losses)/gains on securities for the period                          (104)                541              36
     Less: reclassification adjustment for gains included in net income            (120)                (96)           (101)
                                                                         ----------------------------------------------------
   Unrealized (losses)/gains on available-for-sale securities                      (224)                445             (65)
   Net effect on value of business acquired and deferred acquisition
     costs                                                                           42                 (37)              2
                                                                         ----------------------------------------------------
Other comprehensive (loss)/income, before tax                                      (182)                408             (63)

   Income tax benefit/(expense) related to:
      Net unrealized investment gains/(losses)                                       78                (156)             23
      Net effect on value of business acquired and deferred acquisition
        costs                                                                       (15)                 13              (1)
                                                                         ----------------------------------------------------
         Total income tax benefit/(expense)                                          63                (143)             22
                                                                         ----------------------------------------------------
Other comprehensive (loss)/income, net of tax                                      (119)                265             (41)
                                                                         ----------------------------------------------------
Comprehensive (loss)/income attributable to Commonwealth Annuity and
Life Insurance Company                                                    $         (85)    $           209   $         151
                                                                         ====================================================

SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                          Accumulated                    Total
                                            Additional       Other                      Company
                                  Common     Paid-in     Comprehensive     Retained   Shareholder's
(In millions)                     Stock      Capital         Income        Earnings       Equity
---------------------------------------------------------------------------------------------------

                               --------------------------------------------------------------------
BALANCE AT
DECEMBER 31, 2010               $       3   $     717     $        94     $      61     $     875
                               ====================================================================

Net income

Other comprehensive income -                                                    192           192
  Net unrealized lossses                                          (41)                        (41)
Dividend to shareholder                                                        (160)         (160)
                               --------------------------------------------------------------------
BALANCE AT
DECEMBER 31, 2011               $       3   $     717     $        53     $      93     $     866
                               ====================================================================

Net loss                                                                        (56)          (56)
Other comprehensive income -
  Net unrealized gains                                            265                         265
Dividend to shareholder                          (115)                          (35)         (150)
                               --------------------------------------------------------------------
BALANCE AT
DECEMBER 31, 2012               $       3   $     602     $       318     $       2     $     925
                               ====================================================================

Net income                                                                       34            34
Other comprehensive income -
  Net unrealized losses                                          (119)                       (119)
Dividend to shareholder
Contributions                                     213                                         213
                               --------------------------------------------------------------------
BALANCE AT
DECEMBER 31, 2013               $       3   $     815     $       199     $      36     $   1,053
                               ====================================================================

SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) CONSOLIDATED STATEMENTS OF CASH FLOWS

For the Years Ended December 31,                                                       2013              2012              2011
-----------------------------------------------------------------------------------------------------------------------------------
(In millions)

CASH FLOWS FROM OPERATING ACTIVITIES
 Net income/(loss)                                                            $          34       $      (56)     $         192
 Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
   Changes in fair value of trading fixed maturities                                     47              (22)                (8)
   Net realized investment gains                                                       (148)             (85)              (102)
   Non cash derivative activity                                                         480              366               (117)
   Non cash reinsurance recapture gain                                                 (122)               -                  -
   Net accretion and amortization on investments                                       (181)             (93)               (73)
   Net amortization and depreciation                                                     94               27                 48
   Interest credited to contractholder deposit funds and trust
      instruments supported by funding obligations                                      113               89                 20
   Deferred federal income taxes                                                       (299)             (58)               144
   Change in premiums and notes receivable, net of reinsurance
      premiums payable                                                                 (643)             (93)               113
   Change in deferred acquisition costs                                                 (26)               -                  -
   Change in accrued investment income                                                   17               (3)                12
   Change in policy liabilities and accruals, net                                       315             (109)              (185)
   Change in reinsurance receivable and modified coinsurance                            559              195                 85
   Change in accrued expenses and other liabilities                                     312              (22)                (1)
   Other, net                                                                             -               13                 (3)
                                                                              -----------------  ---------------  -----------------
   Net cash provided by operating activities                                            552              149                125
                                                                              -----------------  ---------------  -----------------
CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from disposals of available-for-sale fixed maturities                     6,220            3,523              2,637
   Proceeds from maturities of available-for-sale fixed maturities                       76               41                 27
   Proceeds from disposals of trading fixed maturities                                  329               93                128
   Proceeds from maturities of trading fixed maturities                                  13                5                  0

   Proceeds from mortgages sold, matured or collected                                   135               43                 39
   Proceeds from disposals of other investments                                         507              536                627
   Reinsurance transactions, net of cash acquired                                       169              698                 27
   Purchase of available-for-sale fixed maturities                                   (5,545)          (3,696)            (2,260)
   Purchase of trading fixed maturities                                                (330)             (70)              (117)
   Purchase of mortgages                                                               (115)               -                  -
   Purchase of other investments                                                       (481)               -                  -
   Other investing activities, net                                                     (726)            (627)              (630)
                                                                              -----------------  ---------------  -----------------
    Net cash provided by investing activities                                           252              546                478
                                                                              -----------------  ---------------  -----------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Settlement of repurchase agreements                                               (1,957)            (694)              (139)
   Proceeds from issuance of repurchase agreements                                    2,463              709                149
   Withdrawals from contractholder deposit funds                                       (794)            (410)              (120)
   Withdrawals from trust instruments supported by funding obligations                    -                -                (16)
   Dividend to shareholder                                                             (150)            (160)              (250)
                                                                              -----------------  ---------------  -----------------
    Net cash used in financing activities                                              (438)            (555)              (376)
                                                                              -----------------  ---------------  -----------------
    Net change in cash and cash equivalents                                             366              140                227
    Cash and cash equivalents, beginning of period                                      618              478                251
                                                                              -----------------  ---------------  -----------------
    Cash and cash equivalents, end of period                                  $         984       $      618       $        478
                                                                              =================  ===============  =================

    Income taxes (paid)/received                                              $         (71)      $      (74)      $         43

SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company (collectively with its subsidiaries, "the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts, and is a wholly-owned direct subsidiary of Global Atlantic (Fin) Company, a Delaware company ("Finco"). Finco is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited, a Bermuda company ("Global Atlantic" or "GAFG"). The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and group retirement products. On April 30, 2013, The Goldman Sachs Group Inc. (collectively with its subsidiaries, "Goldman Sachs") contributed several of its insurance subsidiaries, including the Company, to GAFG, and sold approximately 78% of the ordinary shares of GAFG to third-party investors, none of which owns more than 9.9% of the GAFG ordinary shares. See Note 4 for more information.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the results of operations and financial position of the Company and its subsidiaries. As of December 31, 2013, the Company directly owned all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC") and Accordia Life and Annuity Company ("Accordia"). FAFLIC is a Massachusetts domiciled company that insures and reinsures run-off blocks of fixed annuities, traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business. Accordia is an Iowa domiciled company that underwrites, markets and distributes indexed universal life, universal life and term life products. See Notes 4 and 21 for information on the acquisition of Accordia.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value, except commercial mortgage loans as discussed below, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure." The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 6-8 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans, and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes reported as a component of net income.

The Company trades equity futures contracts pursuant to an investment management agreement with a subsidiary of its former parent company, Goldman Sachs Asset Management, L.P. ("GSAM"). These exchange-traded futures are traded through a regulated exchange and positions are carried at fair value with changes reported as components of net income. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk to the Company.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty, including affiliates. In general, the CSA sets a minimum threshold of exposure that must be collateralized.

    B. VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Commercial mortgage loans ("CML's") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CML's held by the Company are diversified by property type and geographic area throughout the United States. CML's are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses ("ALLL") representing potential credit losses embedded in the CML portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors. See Note 6 for further information on CML's.

Policy loans represent loans the Company issues to contractholders which are fully collateralized by the cash surrender value of associated life insurance policies. Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the associated policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under FASB ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under FASB ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320, "Investments-Debt and Equity Securities." At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets are restricted or segregated for specific business reasons.

     D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, mortality, surrender charges and expense margins over the deemed economic life of the contracts. DAC and DSI amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds.

The carrying amount of DAC is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about DAC.

     E. REINSURANCE

Reinsurance accounting is applied for ceded and assumed transactions when the risk transfer provisions of FASB ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no amounts deemed uncollectible at December 31, 2013 and 2012, respectively. See Note 13 for further information about reinsurance.

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with FASB ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G. VOBA

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, mortality net of reinsurance ceded and expense margins and actual realized gain/(loss) on investments. The economic life of the universal life and variable universal life block of policies is estimated at between 30 and 60 years, depending on product and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

As a result of the FAFLIC business acquisition, negative VOBA was recognized, reducing the carrying value of the acquired in-force insurance liabilities, except for the Closed Block participating policies ("Closed Block"), to fair value. Since the acquired contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about VOBA.

     H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts which are presented as a component of Universal life and investment product policy fees in the Consolidated Statements of Operations. See Note 5 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contractholder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheets, with an equivalent summary total reported for related liabilities.

     I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health insurance policies. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with the FAFLIC Closed Block traditional life insurance policies are determined using a fair value approach. The fair value is computed using a number of assumptions including asset fair values and market participant assumptions for such items as the Company's credit risk, discount rates, expenses, and capital requirements. The liabilities associated with assumed life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.25 % to 11.25 % for annuities and 2.5 % to 6.5 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. Universal life and variable universal life fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See
Note 5 for further information about liabilities for minimum guarantees.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported as of the balance sheet date. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 14 for further information about outstanding claims, losses and loss adjustment expenses.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and earnings on their fund balances as of the balance sheet date.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

The Company established liabilities for amounts payable under insurance policies, including traditional life insurance and term life insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate for the respective product. These assumptions include provisions for adverse deviations, are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block-of-business basis. For traditional long duration insurance contracts, assumptions such as morality, morbidity and interest rates are 'locked in' upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the Company to establish premium deficiency reserves. Premium deficiency reserves occur when the gross premiums are lower than the required U.S. GAAP premium to fund the future policyowner benefits. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 2.0% to 7.5% and mortality rated guarantee in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Future policy benefit liabilities for nonparticipating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to the mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2.0% to 7.5%.

Future policy benefit reserves for fixed indexed universal life with returns linked to the performance of a specified market index are equal to the sum of the fair value of the embedded derivatives and the host (or guaranteed) component of the contracts. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established at inception of the contract and is equal to the total account value less embedded derivative and accreted over the policy's life at a constant rate of interest. Future policy benefits reserves for fixed indexed annuities earning a fixed rate of interest and other deferred annuity products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. For the year ended December 31, 2013, interest credit rates for those products ranges from 2.0% to 5.0% for indexed universal life.

The Company holds additional liabilities for its no lapse guarantees (associated with universal life type products) which are accounted for in accordance with FASB ASC 944-20, Financial Services - Insurance - Insurance Activities (formerly SOP03-1).

Policy and contract claims include amounts payable relating to in course of settlement (ICOS) and incurred but not reported (IBNR) claim liabilities.

ICOS claim liabilities are established for policies when the Company is notified of the death of the policyholder but the claim has not been paid as of the reporting date.

IBNR claim liabilities are determined using studies of past experience and are estimated using actuarial estimates of historical claims expense, adjusted for current trends and conditions. These estimates are continually reviewed and the ultimate liability may vary significantly from the amount recognized, which are reflected in net income in the period in which they are determined.

Changes in policy and contract claims are recorded in Policy benefits, claims, losses and loss adjustment expenses in the Consolidated Statements of Operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     J. PREMIUMS, FEE REVENUES AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid claims, amortization of the value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life and fixed annuity fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 12 for further information on DAC and Note 5 for further information on deferred sales inducements.

     K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a FAFLIC Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the FAFLIC Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the expiration of in-force Closed Block policies. FAFLIC allocated to the FAFLIC Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the FAFLIC Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the FAFLIC Closed Block will be set accordingly.

Although the assets and cash flow generated by the FAFLIC Closed Block inure solely to the benefit of the holders of policies included in the FAFLIC Closed Block, the excess of FAFLIC Closed Block liabilities over FAFLIC Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the FAFLIC Closed Block which may be recognized in income over the period the policies and contracts in the FAFLIC Closed Block remain in-force. In the event that the FAFLIC Closed Block's assets are insufficient to meet the benefits of the FAFLIC Closed Block's benefits, general assets would be utilized to meet the contractual benefits of the FAFLIC Closed Block's policyowners.

The Company elected the fair value option to measure its FAFLIC Closed Block obligations. Profitability attributable to the FAFLIC Closed Block is ultimately paid to the policyholders via policy dividends. As approved by the Massachusetts Division of Insurance on August 1, 2013, the Company's dividend payable formulas are set by the Company's Board of Directors in the first quarter of the calendar year and payable on or about August 1 in that year. A trading fixed maturity portfolio was established to back the FAFLIC Closed Block policy liabilities to match fair value asset and liability movements.

The Company acquired a Closed Block of policies as part of the transaction with Athene Holding Ltd. (See Note 4 for further information). The Indianapolis Life Insurance Company ("ILICO") Closed Block is made up of participating policies, consisting of certain individual life insurance participating policies. The ILICO Closed Block was established September 18, 2000 pursuant to the Indy Life Plan of Conversion and operates in accordance with the Indy Life Closed Block Memorandum.

Insurance policies which had a dividend scale in effect as of the establishment date are included in the ILICO Closed Block. The ILICO Closed Block was designed to give reasonable assurance to owners of insurance policies included therein that assets would be available to maintain the dividend scales and interest credits in effect prior to the reorganization, if the experience underlying such scales and crediting continued. The assets, including related revenue, allocated to the ILICO Closed Block will accrue solely to the benefit of the policyowners included in the ILICO Closed Block until the ILICO Closed Block no longer exists.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company will continue to pay guaranteed benefits under all policies, including policies included in the ILICO Closed Block, in accordance with their terms. In the event that the ILICO Closed Block's assets were insufficient to meet the benefits of the ILICO Closed Block's guaranteed benefits, general assets would be utilized to meet the contractual benefits of the ILICO Closed Block's policyowners.

All assets in the ILICO Closed Block will ultimately be paid out in policyholder benefits. In addition to the value of the policyholder liabilities, a provision is made in the fair value liability to reflect commissions and expenses incurred by the Company to support the ILICO Closed Block liabilities. The full fair value liability of the ILICO Closed Block is the fair value of assets plus the present value of future commissions and expenses determined in the actuarial appraisal model.

Although the assets and cash flow generated by the ILICO Closed Block inure solely to the benefit of the holders of policies included in the ILICO Closed Block, the excess of ILICO Closed Block liabilities over ILICO Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the ILICO Closed Block which may be recognized in income over the period the policies and contracts in the ILICO Closed Block remain in-force.

The Company elected the fair value option on policies making up the ILICO Closed Block. Profitability attributable to the ILICO Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the ILICO Closed Block policy liabilities to match fair value asset and liability movements.

The Company also took on certain obligations relating to a Closed Block of business originating from the former Amerus Life Insurance Company ("Amerus"). The Amerus Closed Block has been ceded to the Company on an excess of existing reinsurance basis. The only risk transferred to the Company as of the acquisition date is a tail risk that the assets in the Closed Block are insufficient to pay policyholder liabilities. These obligations include the responsibility to pay for the expenses related to that Closed Block. A liability for this obligation is determined equal to the present value of the expenses discounted at current risk free rates with a provision for the Company's own credit. The liability also includes a provision for any cost of capital related to the obligation.

See Notes 8 and 9 for further information about the Company's Closed Blocks.

   L. RECENT ACCOUNTING DEVELOPMENTS

INCLUSION OF THE FED FUNDS EFFECTIVE SWAP RATE (OR OVERNIGHT INDEX SWAP RATE) AS A BENCHMARK INTEREST RATE FOR HEDGE ACCOUNTING PURPOSES (ASC 815): In July 2013, the FASB issued ASU No. 2013-10, "Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes". ASU No. 2013-10 provides new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Additionally, this new guidance removes the restriction on using different benchmark rates for similar hedges. ASU No. 2013-10 is effective prospectively for qualifying new or redesignated hedging relationship entered into on or after July 17, 2013. The adoption did not have a material impact on the Company's financial condition, results of operations or cash flows.

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES (ASC 210): In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities." In February 2013, the FASB issued ASU 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", which amended ASU No. 2011-1. ASU No. 2013-01 clarifies that ordinary trade receivables and receivables are not in the scope of ASU No. 2011-11. ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements. ASU No. 2011-11 requires disclosure of the effect or potential effect of offsetting arrangements on the Company's financial position as well as enhanced disclosure of the rights of setoff associated with the Company's recognized assets and recognized liabilities. ASU No. 2011-11 and ASU No. 2013-01 were effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption did not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PRESENTATION OF AN UNRECOGNIZED TAX BENEFIT WHEN A NET OPERATING LOSS CARRYFORWARD, A SIMILAR TAX LOSS, OR A TAX CREDIT CARRYFORWARD EXISTS (ASC 740):
The FASB issued ASU No.2013-11, "Income taxes (Topic 740): Presentation of Unrecognized Tax Benefit when a Net Operating Loss Carryforward, a similar Tax loss or a Tax Credit exists". The amendments requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carried forward, except to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date. The unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments are effective for fiscal years and interim periods beginning after December 15, 2013. Adoption of ASU No. 2013-11 is not expected to have a material effect on the Company's financial condition, results of operations or cash flows.

REPORTING OF AMOUNTS RECLASSIFIED OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (ASC 220): The FASB issued ASU No. 2013-02, "Comprehensive Income (Topic 220):
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." The amendments require an entity to report amounts reclassified out of accumulated other comprehensive income, by component, that are reclassified directly to net income in the same reporting period. Adoption of ASU No. 2013-02 did not have an effect on the Company's financial condition, results of operations or cash flows. See Note 20 for the impacts of adoption of ASU No. 2013-02.

TESTING INDEFINITE-LIVED INTANGIBLE ASSETS FOR IMPAIRMENT (ASC 350): The FASB issued ASU No. 2012-02, "Intangibles-Goodwill and Others (Topic 350): Testing indefinite Lived Assets for Impairment", effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that, the indefinite-lived intangible asset is impaired. In this ASU, an entity also has the option to bypass the qualitative assessment and proceed directly to performing the quantitative impairment test. Adoption of ASU No. 2012-02 did not have an effect on the Company's financial condition, results of operations or cash flows.

ACCOUNTING FOR CERTAIN RECEIVE-VARIABLE, PAY-FIXED INTEREST RATE SWAPS - SIMPLIFIED HEDGE ACCOUNTING APPROACH (ASC 815): In January 2014, the FASB issued ASU No. 2014-03, "Derivatives and Hedging (Topic 815): Accounting for Certain Receive-Variable, Pay-Fixed Interest Rate Swaps - Simplified Hedge Accounting Approach." ASU No. 2014-03 addresses concerns of private company stakeholders by providing an additional hedge accounting alternative within Topic 815 for certain types of swaps that are entered into by a private company for the purpose of economically converting a variable-rate borrowing into a fixed-rate borrowing. This additional hedge accounting alternative acts as a practical expedient to qualify for cash flow hedge accounting under Topic 815 if certain conditions are met. ASU No. 2014-03 is effective for annual periods beginning after December 2014, and interim periods within annual periods beginning after December 15, 2015, with early adoption permitted. The Company does not expect the adoption of this new guidance to have a material impact on its financial position, results of operations or cash flows.

OBLIGATIONS RESULTING FROM JOINT AND SEVERAL LIABILITY ARRANGEMENTS FOR WHICH THE TOTAL AMOUNT OF THE OBLIGATION IS FIXED AT THE REPORTING DATE (ASC 405): In February 2013, the FASB issued ASU No. 2013-04, "Liabilities (Topic 405):
Obligations Resulting from Joint and Several Liability Arrangements for Which the total Amount of the Obligation is Fixed at the Reporting Date." ASU No. 2013-04 requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. Additionally, ASU No. 2013-04 requires an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. ASU No. 2013-04 is effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The Company does not expect the adoption of this new guidance to have a material impact on its financial position, results of operations or cash flows.

     M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   N. GOODWILL AND OTHER INTANGIBLE ASSETS

As a result of the acquisition of Accordia, the Company recognizes an asset for goodwill which represents the excess of cost over the fair value of net assets. Goodwill is pushed down to the appropriate reporting unit and is tested for impairment at the reporting unit level.

The Company recognizes an intangible asset for state licenses acquired as a result of business combinations. The state license intangibles are not amortized. As of December 31, 2013 and December 31, 2012, the Company state license intangibles were $7 million and $5 million, respectively. The Company has a gross intangible asset of $4 million related to distribution relationships in the form of agents and channels through which the Company sells products. This intangible asset is being amortized over 5 years. Accumulated amortization of the intangible asset was $0.2 million as of December 31, 2013. The Company recorded amortization expense of $0.2 million for the period ended December 31, 2013. Estimated future amortization of the distribution intangible is $1 million for 2014, 2015, 2016 and 2017. See Notes 15 and 21 for more information.

   O. UNEARNED REVENUE RESERVE (URR)

The Company receives certain revenues from universal life insurance products which are deferred to future periods. The amount deferred is equal to the excess of the revenue collected over the ultimate future level of these revenues. A liability for this unearned revenue is established and amortized consistently with the amortization of DAC on similar products. See Note 12 for further information about URR.

   P. VARIABLE INTEREST ENTITY (VIE)

In the ordinary course of business, the Company invests in certain property limited liability companies and other entities subject to VIE analysis under the VIE subsections of ASC 810, Consolidations. The Company analyzes each investment to determine whether it is a VIE, and if so, whether the Company is the primary beneficiary or a significant interest holder based on the qualitative and quantitative assessment. The Company evaluates the design of the entity, the risks to which the entity was designed to expose the variable interest holder and the extent of the Company's control of and variable interest in the VIE. See Notes 4, 6 and 8 for more information.

4. SIGNIFICANT TRANSACTIONS

On October 1, 2013 the Company closed the transaction to assume what was previously the life insurance business of Aviva USA from Athene Holding Ltd. The transaction was consummated through the purchase of a shell company from Athene Holding Ltd. and multiple reinsurance agreements with Aviva Life and Annuity Company ("ALAC") and Aviva Life and Annuity Company of New York ("ALACNY"), both wholly owned subsidiaries of Athene Holding Ltd., and multiple service agreements (together, with the purchase of the shell company and multiple reinsurance agreements, the "Accordia acquisition"). Two wholly owned subsidiaries, Accordia and FAFLIC, assumed the life business from ALAC and ALACNY respectively. The Company accounted for this transaction as a business combination under ASC 805 Business Combinations. See Note 21 for more information.

Effective April 30, 2013, Goldman Sachs restructured its insurance business and contributed several of its insurance subsidiaries, including the Company, to GAFG. The Company became a wholly owned subsidiary of Finco, which is a wholly owned indirect subsidiary of GAFG. As part of the restructuring and contribution, the Company recaptured certain blocks of business it had previously ceded to Goldman Sachs affiliates. Effective April 1, 2013, the Company recaptured approximately $5.0 billion in reserves and received a ceding commission of $39 million from these affiliates. See note 13 for more information.

Effective April 1, 2013, the Company entered into new reinsurance agreements with Commonwealth Annuity and Life Reinsurance Company ("CwA Re") a Bermuda domiciled affiliate. In connection with these new reinsurance agreements, the Company ceded approximately $5.7 billion of reserves and paid a ceding commission of $108 million. The Massachusetts Division of Insurance approved these transactions. See note 13 for more information.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

4. SIGNIFICANT TRANSACTIONS (CONTINUED)

On August 12, 2013, the Company, through a consolidated affiliate, ARC Rail 2013-1, LLC ("ARC Rail") a Delaware limited liability company, purchased a portfolio of 3,641 railcars with existing leases for $79 million from a group of companies under common ownership by Perrella Weineberg Partners. Additionally, on August 12, 2013, the Company entered into management servicing agreement with Infinity Asset Management, LLC, a Georgia limited liability company ("Infinity Asset Management") in which Infinity Asset Management will provide management, operating, maintenance and other railcar services for the Company. Infinity Asset Management is an affiliate of Perrella Weineberg Partners.

On April 26, 2013, the Company, through a consolidated affiliate, ARC Finance 2013-1, LLC ("ARC Finance") a Delaware limited liability company, purchased a portfolio of 145 life settlement policies ("LS") and 206 single premium annuities ("SPIA") for $164 million and $198 million, respectively. The Company is required to make scheduled premium payments into the LS in order to receive the death benefit payment associated with the LS upon death of the referenced life. The SPIAs were purchased in conjunction with the LS and are tied to the same referenced lives, whereby the SPIA payments received effectively fund the required LS premium payments discussed previously. Additionally, at separation from GS, the Company purchased 24 LS with an aggregated purchase price of $41 million. This block ("unhedged LS") was not purchased through a consolidated affiliate and does not have SPIAs tied to the referenced lives as a source of funding for the LS. See Notes 6 and 8 for further information.

Effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of its fixed annuity business to a Goldman Sachs affiliate, Arrow Reinsurance Company, Limited, a Bermuda domiciled Reinsurance Company ("Arrow Re"). In connection with this transaction, the Company incurred a negative ceding commission of $67 million. The transaction was approved by the Massachusetts Division of Insurance. See Note 13 for further information on reinsurance.

Effective July 1, 2012, the Company entered into an agreement with a third party whereby the Company recaptured a ceded block of universal life business with reserves of approximately $385 million. In connection with this transaction, the Company incurred recapture fees of $44 million. The Company also received approximately $301 million in cash as part of this transaction. See Note 13 for further information on reinsurance.

Effective July 1, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.6 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $161 million. The Company received approximately $1.5 billion of available-for-sale fixed maturities and $272 million of cash. See Note 13 for further information on reinsurance.

Effective June 30, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $41 million. The Company received approximately $1.2 billion of available-for-sale fixed maturities, $240 million of commercial mortgage loan assets and $125 million in cash. See Note 13 for further information on reinsurance.

Effective July 1, 2011, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $21 million.
The Company received approximately $1.2 billion of available-for-sale fixed maturities, $239 million of commercial mortgage loan assets and $27 million in cash. See Note 13 for further information on reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

       For the Years Ended December 31,                                    2013           2012
       ----------------------------------------------------------------------------------------

       (IN MILLIONS)

       Beginning balance                                         $          245    $       254
       Provision for GMDB:
                GMDB expense incurred                                        38             39
                Volatility (1)                                              (31)            17
                                                                -------------------------------
                                                                              7             56
       Claims, net of reinsurance:
                Claims from policyholders                                   (52)           (65)
                Claims ceded to reinsurers                                   37             54
                                                                -------------------------------
                                                                            (15)           (11)
       GMDB reinsurance premium                                             (41)           (54)
                                                                -------------------------------
       Ending balance                                            $          196    $       245
                                                                ===============================

 (1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contract holders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2013 and 2012.

   - The projection model uses 500 stochastically scenarios with mean total return ranging from 2% per annum for money market funds to 5% per annum for bond fund to 8% for equities.

   - For equities, one factor local volatility lognormal model was used to generate index returns, whereas on the rates front one factor normal was used.

   - Equity implied volatilities by duration graded from OTC quotes on the front to historical volatilities on the back. For the year ended December 31, 2013, equity volatilities ranged from 11% to 27%, depending on index and term. For rates volatility, risk-neutrals volatilities were used.

   - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

   - The full surrender assumption was changed in 2012 to incorporate anti-selective policyholder behavior. Specifically, a dynamic lapse function was incorporated that assumes policyholders are more/less likely to lapse when their guaranteed benefit is more out/in the money. The base (pre dynamic adjustment) lapse assumption is 12%. This dynamic lapse function was developed using the Company's historical behavior.

   - The partial withdrawal rate assumption varies by tax-qualified status and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2013 and 2012. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

December 31,
(in millions, except for contractholder information)                  2013              2012
---------------------------------------------------------------------------------------------
Net deposits paid
   Account value                                              $      3,086      $      2,577
   Net amount at risk                                         $          8      $         13
   Average attained age of contractholders                              65                64
Ratchet (highest historical account value at specified
    anniversary dates)
   Account value                                              $        618      $        593
   Net amount at risk                                         $         35      $         53
   Average attained age of contractholders                              69                69
Roll-up (net deposits accumulated at a specified rate)
   Account value                                              $         31      $         30
   Net amount at risk                                         $         15      $         20
   Average attained age of contractholders                              81                80
Higher of ratchet or roll-up
   Account value                                              $      2,239      $      2,145
   Net amount at risk                                         $        810      $      1,140
   Average attained age of contractholders                              76                76
Total of guaranteed benefits categorized above
   Account value                                              $      5,975      $      5,345
   Net amount at risk                                         $        868      $      1,226
   Average attained age of contractholders                              70                69
     (weighted by account value)                                   118,531           121,968
Number of contractholders

UNIVERSAL LIFE (UL) AND INDEXED UNIVERSAL LIFE (IUL)

The majority of the business assumed from Aviva Life and Annuity Company is Universal Life ("UL") and Indexed Universal Life ("IUL"). That business is governed by ASC 944 FINANCIAL SERVICES - INSURANCE. A portion of the UL business has a no lapse guarantee ("NLG") feature and exhibits a pattern of earnings of profits followed by losses. An additional reserve per ASC 944-20, FINANCIAL SERVICES - INSURANCE - INSURANCE ACTIVITIES is held for the NLG business. Also, a portion of the IUL business is indexed to equity indices. The embedded derivative related to the index is bifurcated and valued per ASC 815-15 DERIVATIVES AND HEDGING-EMBEDDED DERIVATIVES.

ASC 815 requires that all derivative instruments be measured at fair value. Thus, any premiums allocated to indexed strategies are bifurcated into a Host Contract and an Embedded Derivative component, where the Value of the Embedded Derivative ("VED") is fair valued. Policies are re-bifurcated at the end of each index period. The indexed business has index periods of either 5 or 6 years. One year strategies use a series of 5 one year periods and two years strategies have a series of 3 two year periods. As of each index period, the account value is projected to the end of the next index period assuming the future index credits return the amount spent. The account value is also projected to the end of the index period assuming policy interest guarantees. No policy deductions are used. The difference between the indexed accumulation and the guaranteed interest accumulation is determined at each policy anniversary until the end of the index period. These differences are discounted back to the current anniversary date to determine the VED. The discount rate equals the forward treasury curve plus an "own credit spread" reflecting the company's credit rating. The Host Contract is set equal to the policy's accumulated value less the VED. On each valuation date, the current market value of the index is projected forward to the end of the index period assuming future index credits return the amount that is spent. The Host Contract is accumulated to the valuation date using an accrual rate sufficient to bring the Host Contract value to the guaranteed account value by the end of the index period. The ASC 815 reserve on the valuation date is equal to the VED plus the Host Contract value.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The reserve determined under ASC 944 is determined such that the reserve is built up with profits in the early years and released when earnings become negative. A stochastic Asset/Liability Model is used which incorporates the full inventory of assets and the NLG liabilities. 500 interest rate and equity return scenarios are generated using the Goldman Sachs rate generator. These interest rates are used to drive the yield on new investments, as well as dynamic lapse rates which vary based on the relationship between new money rates and current credited rates on the liabilities. All sources of policy holder revenue are used to develop the ASC 944 liability (full assessment approach). For each scenario, a benefit ratio is determined equal to the present value of future benefits due to the NLG feature divided the present value of future assessment. The discount rate used is the same as that used in the DAC calculation which is equal to the credited rate at the time the business was acquired by Accordia. The reserve is determined for any point in time equal to the accumulated value of the assessments times the benefit ratio less the accumulated value of the benefits paid due to the NLG feature. An average of the reserves over all scenarios is determined and used for the ASC 944 reserve.

The specific sources of revenue used in the determination of full assessments are COI's, expense loads, surrender charges collected and investment margin (investment income less amounts credited to the account value).

The benefits taken into account in determining the benefit ratio are the death benefits paid after the account value becomes negative.

The following table shows the balances of the ASC 815 and 944 reserves reported in future policy benefits on the balance sheet:

          December 31,                                       2013
       --------------------------------------------------------------
          (IN MILLIONS)
          ASC 815 reserves - host contract                 $  3,164
          ASC 815 reserves - embedded derivative           $    587
          ASC 944 reserves                                 $    507



GUARANTEED MINIMUM INCOME BENEFIT

The Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2013 was $3 million with a benefit paid of approximately $1 million for the year ended December 31, 2013. The GMIB liability as of December 31, 2012 was $6 million with a benefit paid of approximately $2 million for the year ended December 31, 2012. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments.

The following reflects the changes to the deferred sales inducement asset:

For the years ended December 31,                       2013            2012
----------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                   $          -   $           -
Acquisition expenses deferred                             1               1
Reinsurance ceded                                        (1)             (1)
                                               -----------------------------
Balance at end of year                         $          -   $           -
                                               =============================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to a third party was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable, which is included within recoverable from reinsurers. See Note 13 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:


       December 31,                                    2013            2012
       ------------------------------------------------------------------------
       (IN MILLIONS)
       Account value                             $       13      $       15
       Range of guaranteed minimum return rates  2.8 - 3.5%      2.8 - 3.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:



     December 31,                                   2013            2012
     --------------------------------------------------------------------
     (IN MILLIONS)
     Asset Type:
        Fixed maturities                  $           22    $         24
        Cash and cash equivalents                      1               2
                                        ---------------------------------
     Total                                $           23    $         26
                                        =================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS

   A. FIXED MATURITIES

The amortized cost and fair value for fixed maturities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES
--------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS
                                                   AMORTIZED     UNREALIZED     UNREALIZED      FAIR
DECEMBER 31, 2013                                    COST          GAINS          LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
  and agency securities                            $      303    $          8  $       (39)  $      272
States and political subdivision securities             1,084              38          (31)       1,091
Foreign government securities                               7               -           (1)           6
Emerging markets securities                                16               -            -           16
Corporate fixed maturities                              4,589              83          (65)       4,607
Structured securities                                   5,068             398          (39)       5,427
                                                  ------------------------------------------------------
Total available-for-sale fixed maturities          $   11,067     $       527  $      (175)  $   11,419
                                                  ======================================================

AVAILABLE-FOR-SALE FIXED MATURITIES
--------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS
                                                   AMORTIZED     UNREALIZED     UNREALIZED      FAIR
DECEMBER 31, 2012                                    COST          GAINS          LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
  and agency securities                            $      441     $      35   $       (4)  $      472
States and political subdivision securitites              454            73           (1)         526
Foreign government securities                               2             0            -            2
Corporate fixed maturities                              2,086           146           (3)       2,229
Structured securities                                   3,581           340          (10)       3,911
                                                  ------------------------------------------------------
Total available-for-sale fixed maturities           $   6,564     $     594   $      (18)  $    7,140
                                                  ======================================================

At December 31, 2013 and 2012, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $132 million and $142 million, and $140 million and $169 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2013 and 2012, cash and fixed maturities held as collateral were $44 million and $47 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:


AS OF DECEMBER 31, 2013                   AMORTIZED COST        FAIR VALUE
-------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                 $               86  $             86
Due after one year through five years                  447               459
Due after five years through ten years               1,093             1,120
Due after ten years                                  9,441             9,754
                                        ------------------- -------------------
Total                                   $           11,067  $         11,419
                                        =================== ===================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

   B. COMMERCIAL MORTGAGE LOANS

The maturity distribution for commercial mortgage loans is as follows:

AS OF DECEMBER 31, 2013             AMORTIZED COST
-----------------------------------------------------
(IN MILLIONS)
2014                                $             48
2015                                              65
2016                                              18
2017                                              26
2018                                              36
2019 and thereafter                              626
                                  -------------------
   Total                             $           819
                                  ===================

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment, penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's CML's is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears as of December 31, 2013. The Company's ALLL allowance was $4 million as of December 31, 2013. There were no loans in arrears and the Company's ALLL allowance was $7 million as of December 31, 2012.

The Company diversifies its commercial mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's CML's by geographic region and property type.



AMORTIZED COST AS OF DECEMBER 31,         2013                 2012
-----------------------------------------------------------------------
(IN MILLIONS)
 Pacific                          $           185     $            106
 South Atlantic                               177                  116
 Middle Atlantic                              118                   81
 East North Central                           105                   25
 Mountain                                     101                   30
 West South Central                            43                    -
 West North Central                            41                   11
 Multi-Region                                  25                    2
 East South Central                            13                   11
 New England                                   11                    4
                                  ----------------    -----------------
   Total by Region                $           819     $            386
                                  ================    =================


AMORTIZED COST AS OF DECEMBER 31,         2013                 2012
-----------------------------------------------------------------------
(IN MILLIONS)
Retail                            $           214     $            111
Office Building                               202                  141
Apartment                                     176                   45
Industrial                                     90                    -
Mixed use                                      52                    -
Warehouse                                      49                   69
Hotel/Motel                                    33                    -
Other Commercial                                3                   20
                                  ----------------    -----------------
   Total by Property Type         $           819     $            386
                                  ================    =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

The Company has embedded derivatives related to reinsurance contracts that are accounted for on a modified coinsurance basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a "modco" loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company shares in the economic performance of Standard and Poor's call options used to hedge equity indexed life insurance contracts assumed via funds withheld reinsurance.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and the Company's policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 2013
---------------------------------------------------------------------------------------------------------------------
(In millions, except number of contracts)                               Derivative      Derivative         Number Of
                                                                          Assets        Liabilities        Contracts
                                                                      -----------------------------------------------
DERIVATIVE CONTRACTS
      Interest rate contracts                                             $        22  $           -               6
      Equity market contracts                                                      23              -         276,358
      Futures contracts                                                            34              5          14,494
      Embedded derivatives- modco loans                                            97  $         328               4
                                                                      -----------------------------------------------
      Gross fair value of derivative contracts                            $       176  $         333         290,862
                                                                      ===============================================
      Funds withheld reinsurance receivable                                     1,266                              3
      Fair value included within total assets                             $     1,442                        290,865
                                                                      ================                ===============

      Embedded derivative- IUL product                                                           587               1
      Fair value included within total liabilities                                     $         920               9
                                                                                       ==============================

As of December 2012
---------------------------------------------------------------------------------------------------------------------
(In millions, except number of contracts)                               Derivative      Derivative         Number of
                                                                          Assets        Liabilities        Contracts
                                                                      -----------------------------------------------
DERIVATIVE CONTRACTS
      Equity market contracts                                             $        22  $           -         571,720
      Interest rate contracts                                                      48              -          13,239
      Foreign currency contracts                                                    0              -               1
      Embedded derivatives- modco loans                                            98            283               4
                                                                      -----------------------------------------------
      Gross fair value of derivative contracts                            $       168  $         283         584,964
                                                                      ===============================================

      Fair value included within total assets                             $       168                        584,964
                                                                      ================                ===============

      Fair value included within total liabilities                                     $         283               4
                                                                                       ==============================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

   C. DERIVATIVE INSTRUMENTS (CONTINUED)

The derivative gains and losses for the year ended December 31, 2013 are reported as follows:

                                                                                                     Amount of (loss)/gain
                                                  Location of gain/(loss) recognized in             recognized in income on
Derivative contracts                              income on derivatives                                   derivatives
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                       Net realized investment gains/(losses)                        $            15
Foreign Currency Forwards                         Net realized investment (losses)/gains                                     (2)
                                                                                                               -----------------
                                                                                                                             13
                                                                                                               -----------------
GMDB product derivatives                          (Losses)/gains on derivative instruments                                 (249)
Credit Default Swaps                              (Losses)/gains on derivative instruments                                   (6)
Embedded derivatives- modco loans                 Gains/(losses) on derivative instruments                                  295
                                                                                                               -----------------
                                                                                                                             40
                                                                                                               -----------------
                                                                                                                $            53
                                                                                                               =================


The derivative gains and losses for the year ended December 31, 2012 are reported as follows:

                                                                                                     Amount of gain/(loss)
                                                  Location of gain/(loss) recognized in             recognized in income on
Derivative contracts                              income on derivatives                                   derivatives
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                       Net realized investment gains/(losses)                        $           (2)
                                                                                                               -----------------
GMDB product derivatives                          Gains/(losses) on derivative instruments                                (119)
Embedded derivatives - modco loans                Gains/(losses) on derivative instruments                                (128)
                                                                                                               -----------------
                                                                                                                          (247)
                                                                                                               -----------------
Total Losses                                                                                                    $         (249)
                                                                                                               =================

The derivative gains and losses for the year ended December 31, 2011 are reported as follows:

                                                                                                     Amount of gain/(loss)
                                                  Location of gain/(loss) recognized in             recognized in income on
Derivative contracts                              income on derivatives                                   derivatives
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                       Net realized investment gains/(losses)                        $             3
                                                                                                               -----------------
Foreign currency swap                             Gains/(losses) on derivative instruments                                    1
GMDB product derivatives                          Gains/(losses) on derivative instruments                                   20
Credit default swaps                              Gains/(losses) on derivative instruments                                   (1)
Embedded derivatives - modco loans                Gains/(losses) on derivative instruments                                  113
                                                                                                               -----------------
                                                                                                                            133
                                                                                                               -----------------
Total Gains                                                                                                     $           136
                                                                                                               =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

   D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2013 and 2012, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                                                             2013             2012
                                                                                       -------------     -------------
(IN MILLIONS)
BALANCE AT BEGINNING OF YEAR                                                           $          4      $          4

Additions:
Initial impairments - credit loss OTTI recognized on securities not previously
   impaired                                                                                       -                 -

Reductions:
Due to sales (or maturities, pay downs or prepayments) during the period of
securities previously credit loss OTTI impaired                                                   -                 -
                                                                                       -------------     -------------
Balance at end of year                                                                 $          4      $          4
                                                                                       =============     =============


   E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2013                                     GROSS                                   NUMBER OF
(In millions, except number of securities)          UNREALIZED          FAIR            SECURITIES WITH GROSS
                                                      LOSSES           VALUE              UNREALIZED LOSSES
-----------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-12 months                                   $           100  $         2,030                 380
  Greater than 12 months                                     32              134                  16
                                                -----------------------------------------------------------------
Total investment grade fixed maturities         $           132  $         2,164                 396
                                                -----------------------------------------------------------------
Below investment grade fixed maturities:
  0-12 months                                   $            43  $         1,071                 155
  Greater than 12 months                                      -                -                   -
                                                -----------------------------------------------------------------
Total below investment grade fixed maturities                43            1,071                 155
                                                -----------------------------------------------------------------
Total fixed maturities                          $           175  $         3,235                 551
                                                =================================================================

 (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $69 million at December 31, 2013. The Company's intent is to hold the securities until anticipated recovery above book values.

-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2012                                     GROSS                                   NUMBER OF
(In millions, except number of securities)          UNREALIZED          FAIR            SECURITIES WITH GROSS
                                                      LOSSES           VALUE              UNREALIZED LOSSES
-----------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-12 months                                   $            13  $           611                 82
  Greater than 12 months                                      1               17                 14
                                                -----------------------------------------------------------------
Total investment grade fixed maturities         $            14  $           628                 96
                                                -----------------------------------------------------------------
Below investment grade fixed maturities:
  0-12 months                                   $             3  $           201                 30
  Greater than 12 months                                      1               16                  7
                                                -----------------------------------------------------------------
Total below investment grade fixed maturities                 4              217                 37
                                                -----------------------------------------------------------------
Total fixed maturities                          $            18  $           845                 133
                                                =================================================================

 (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $5 million at December 31, 2012.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

      F. VARIABLE INTEREST ENTITY

In August 2013, the company formed a VIE, ARC Rail, which purchased $79 million of railroad assets. The entity was created solely for the purpose of acquiring and leasing the railroad assets. As the primary beneficiary of the Railcar VIE, the Company consolidates the results of the Railcar VIE.

In April 2013, the Company formed a VIE, ARC Finance, which purchased $164 million of LS assets and $198mm of SPIA assets. The entity was created solely for the purpose of issuing notes backed by the cash flows of the underlying LS and SPIA assets. As the primary beneficiary of the ARC Finance VIE, the Company consolidates the results of the ARC Finance VIE.

Through April 2011, the Company, through its subsidiary FAFLIC, held a Guaranteed Investment Contract through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. AGF had one medium term note outstanding as of December 31, 2010 for $16 million with a 6.0% fixed rate, which was issued in June 1999 and matured on April 12, 2011. AGF was a VIE and was consolidated within the Company as the Company was the primary beneficiary.


                CONSOLIDATED VIES                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------
                                                            2013                          2012
                                                                  TOTAL                          TOTAL
                                                 TOTAL ASSETS  LIABILITIES      TOTAL ASSETS  LIABILITIES
                                                 ---------------------------------------------------------
   ARC Rail                                       $       82    $        4      $         -   $         -
   ARC Finance                                           391             -                -             -
                                                 ---------------------------------------------------------
         Total                                    $      473    $        4      $         -   $         -
                                                 ==========================================================

     G. INVESTMENTS IN LIFE SETTLEMENTS (LS)

The Company's investments in LS are accounted for under the investment method. The following table presents additional information regarding the LS investments.


                                       DECEMBER 31, 2013
                          NUMBER OF      CARRYING       DEATH BENEFIT
                          CONTRACTS        VALUE           PAYOUT
                                        $ MILLIONS       $ MILLIONS
                        ------------------------------------------------
   2014 to 2017               -         $        -       $          -
   2018                       7                 17                 21
   Thereafter               156                389                521
                        ------------------------------------------------
         Total              163         $      406       $        542
                        ================================================

At December 31, 2013, the anticipated life insurance premiums required to keep the LS contracts in force are $14 million in 2014 through 2016, $15 million in 2017, and $14 million in 2018. A majority of the anticipated LS premium payments are expected to be funded by incoming SPIA payments tied to the same reference lives.

     H. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity. The table below excludes residential mortgage-backed securities issued by individual sponsors:


       As of December 31,                                2013            2012
       Issuer Name
       -----------------------------------------------------------------------
       (IN MILLIONS)
       U.S. Treasury and Strips                 $         221    $        406
       FREMF Mortgage                                     131               -
       California State Revenue Bonds                     119               -
       Bank of America Large Loan                           -             124

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENT INCOME AND GAINS AND LOSSES

   A. NET INVESTMENT INCOME

The components of net investment income were as follows:


For the Years Ended December 31,                                         2013          2012          2011
--------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                            $     485       $   301   $       226
Fixed maturities - change in fair value on trading securities                 (47)           22             8
Commercial mortgage loans                                                      22             9             6
Policy loans                                                                   27            21            21
Modified coinsurance interest income                                           79            66            65
Short-term investments and miscellaneous income/(loss)                          2            18             -
                                                                     -----------------------------------------
   Gross investment income                                                    568           437           326
  Less: Modified coinsurance interest expense                                (138)         (138)         (122)
  Less: Funds withheld interest expense                                      (115)          (54)             -
  Less: Funds withheld policy loan interest                                    (4)             -             -
  Less: Investment expenses                                                   (17)          (10)           (7)
                                                                     -----------------------------------------
Net investment income                                                   $     294      $    235    $      197
                                                                     =========================================


The Company had no fixed maturities on non-accrual status at December 31, 2013, 2012 or 2011. The Company had no fixed maturities which were non-income producing at December 31, 2013, 2012 or 2011

   B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

For the Years Ended December 31,                                         2013        2012        2011
------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Available-for-sale fixed maturities (1)                              $     120     $    95  $    101
Trading fixed maturities                                                    15          (5)        1
Commercial mortgage loans                                                    -           -        (1)
Affiliate secured note                                                       -           1         -
Other investments                                                           13          (2)        1
                                                                  ------------------------------------
    Gross realized investment gains                                        148          89       102
Less: Amortization of modco                                                 (1)         (4)        -
                                                                  ====================================
     Net realized investment gains                                         147          85       102
                                                                  ====================================

(1) The Company had no other-than-temporary impairments in 2013 and 2012. The Company recognized other-than-temporary impairments of $0.2 million in 2011.

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                    PROCEEDS FROM
                                      VOLUNTARY     GROSS       GROSS
For the Years Ended December 31,        SALES       GAINS      LOSSES
-------------------------------------------------------------------------
(IN MILLIONS)
2013
Fixed maturities                        $  4,563   $    127   $       29

2012
Fixed maturities                        $  3,523   $     28   $        5

2011
Fixed maturities                        $  2,415   $    115   $       14

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under FASB ASC 820 as of December 31, 2013 and 2012. As required by FASB ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.


DECEMBER 31, 2013 (IN MILLIONS)                               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. treasury,government and agency securities        $         221  $        51   $           -  $         272
      States and political subdivision securities                       -        1,091               -          1,091
      Foreign government securities                                     -            6               -              6
      Emerging market securities                                        -           16               -             16
      Corporate fixed maturities                                        -        4,607               -          4,607
      Structured securities                                             -        5,427               -          5,427
                                                            ---------------------------------------------------------
            Total available-for-sale fixed maturities                 221       11,198               -         11,419
                                                            ---------------------------------------------------------

   Trading fixed maturities
      U.S. treasury,government and agency securities        $           6  $         -   $           -  $           6
      States and political subdivision securities                       -           88               -             88
      Corporate fixed maturities                                        -          945               -            945
      Structured securities                                             -          234               -            234
                                                            ---------------------------------------------------------
            Total trading fixed maturities                              6        1,267               -          1,273
                                                            ---------------------------------------------------------
   Derivative instruments receivable
      Interest rate contracts                                           -           22               -             22
      Equity market contracts                                           -           23               -             23
      Futures contracts                                                34            -               -             34
      Embedded derivatives - modco loans                                -            -              97             97
                                                            ---------------------------------------------------------
          Total derivative instruments receivable                      34           45              97            176
                                                            ---------------------------------------------------------
      Separate account assets                                       3,403            -               -          3,403
      Funds withheld reinsurance receivable                             -        1,266               -          1,266
      Commercial mortgage loans                                         -           32               -             32
                                                            =========================================================
      Total assets at fair value                            $       3,664  $    13,808   $          97  $      17,569
                                                            =========================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2013 (IN MILLIONS)                                  LEVEL 1       LEVEL 2       LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------------------
Financial Liabilities
      Foreign currency contracts                             $         5   $         -   $         -   $          5
      Embedded derivatives                                             -           231            97            328
      FAFLIC Closed Block policy liabilities                           -             -           638            638
      ILICO Closed Block policy liabilities                            -             -           862            862
      Amerus Closed Block policy liabilities                           -             -            58             58
      Embedded derivative- IUL product                                 -             -           587            587
      Policyholder liabilities                                         -             -         1,110          1,110
                                                            --------------------------------------------------------
      Total liabilities at fair value                        $         5   $       231   $     3,352   $      3,588
                                                            ========================================================

DECEMBER 31, 2012 (IN MILLIONS)                                  LEVEL 1       LEVEL 2       LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. treasury, government and agency securities        $       406   $        66   $         -   $        472
      States and political subdivision securities                      -           526             -            526
      Emerging market securities                                       -             2             -              2
      Corporate fixed maturities                                       -         2,229             0          2,229
      Structured securities                                            -         3,911             -          3,911
                                                            --------------------------------------------------------
            Total available-for-sale fixed maturities                406         6,734             0          7,140
                                                            --------------------------------------------------------

   Trading fixed maturities
      U.S. treasury, government and agency securities                  7             -             -              7
      States and political subdivision securities                      -            32             -             32
      Corporate fixed maturities                                       -           335             -            335
      Structured securities                                            -           146             -            146
                                                            --------------------------------------------------------
            Total trading fixed maturities                             7           513             -            520
                                                            --------------------------------------------------------
   Derivative instruments receivable
      Interest rate contracts                                          -            48             -             48
      Equity market contracts                                          -            21             1             22
      Foreign Currency Contracts                                       -             -             -              0
      Embedded derivatives - modco loan                                -             -            98             98
                                                            --------------------------------------------------------
            Total derivative instruments receivable                    -            69            99            168
                                                            --------------------------------------------------------
      Separate account assets                                      3,180             -             -          3,180
                                                            --------------------------------------------------------
      Total assets at fair value
                                                             $     3,593   $     7,316   $        99   $     11,008
                                                            ========================================================

Financial Liabilities
      Embedded derivatives                                   $         -  $        185   $        98   $        283
      FAFLIC Closed Block policy liabilities                           -             -           692            692
                                                            --------------------------------------------------------
      Total liabilities at fair value                        $         -  $        185   $       790   $        975
                                                            ========================================================

CASH INSTRUMENTS
The Company's cash instruments are generally classified within Level 1 or Level 2, except for insurance liabilities which are classified within Level 3.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities, short term money market securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

At December 31, 2013 and December 31, 2012, structured securities were valued using observable inputs and, accordingly, are included in Level 2.

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, Level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of Level 3 assets.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in Level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For Level 3 equity derivatives, significant Level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

SIGNIFICANT UNOBSERVABLE INPUTS

The tables below present the ranges of significant unobservable inputs used to value the Company's Level 3 financial assets and liabilities. These ranges represent the significant unobservable inputs that were used in the valuation of each type of financial asset and liability. Weighted averages in the tables below are calculated by weighting each input by the relative fair value of the respective financial instruments. The ranges and weighted averages of these inputs are not representative of the appropriate inputs to use when calculating the fair value of any one financial asset or liability. Accordingly, the ranges of inputs presented below do not represent uncertainty in, or possible ranges of, fair value measurements of the Company's Level 3 financial assets and liabilities.

---------------------------------------------------------------------------------------------------------------------------
                               LEVEL 3 ASSETS AS                                         RANGE OF SIGNIFICANT UNOBSERVABLE
                               OF DECEMBER 2013        VALUATION TECHNIQUES AND           INPUTS (WEIGHTED AVERAGE) AS OF
LEVEL 3 FINANCIAL ASSETS         (IN MILLIONS)      SIGNIFICANT UNOBSERVABLE INPUTS                DECEMBER 2013
---------------------------------------------------------------------------------------------------------------------------
Embedded derivatives - modco          $97         Discounted cash flows                  Discounted cash flows
loans                                                  -   Duration/WAL                      -  0.1   to   26.1  (weighted
                                                       -   Contract-holder                      average is 8.1)
                                                           persistency                       -  7.2%  to  12.5%  (weighted
                                                                                                average is 10.1%)
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                    LEVEL 3
                               LIABILITIES AS OF                                         RANGE OF SIGNIFICANT UNOBSERVABLE
                                 DECEMBER 2013         VALUATION TECHNIQUES AND           INPUTS (WEIGHTED AVERAGE) AS OF
LEVEL 3 FINANCIAL LIABILITIES    (IN MILLIONS)      SIGNIFICANT UNOBSERVABLE INPUTS               DECEMBER 2013
---------------------------------------------------------------------------------------------------------------------------
Embedded derivatives - funds          $97         Discounted cash flows                Discounted cash flows
withheld                                               -   Duration/WAL                      -  0.1   to   26.1  (weighted
                                                       -   Contract-holder                      average is 8.1)
                                                           persistency                       -  7.2%  to  12.5%  (weighted
                                                                                                average is 10.1%)
---------------------------------------------------------------------------------------------------------------------------
Embedded derivative - IUL            $587         FAS 133.  Policy persistency is the  0.5%-10% (Weighted average is 2.5%)
product                                           significant unobservable input.
---------------------------------------------------------------------------------------------------------------------------
FAFLIC Closed Block policy           $638         Discounted Cash Flows                Discounted Cash Flows
liabilities                                            -   Mortality rate                   -   3% to 5%
                                                       -   Surrender rate                   -   3% to 4%
---------------------------------------------------------------------------------------------------------------------------
ILICO Closed Block policy            $862         Fair value of closed block assets    The range of expenses is $60-$100
liabilities                                       plus present value of expenses paid  per policy.  The weighted average
                                                  from the open block plus the cost    is $78 per policy increased by
                                                  of capital held in support of the    inflation plus an additional
                                                  liabilities.  Unobservable inputs    $72/policy to cover conversion
                                                  are a market participant's view of   costs in the two years following
                                                  the expenses, a risk margin on the   acquisition. The range of the risk
                                                  uncertainty of the level of          margin is 10%-200%.  The weighted
                                                  expenses, and a cost on the capital  average is 142%.  The range of the held in support of the liabilities.  cost of capital is 10%-20% over the risk free rate.  The weighted
                                                                                       average is 15.1% over the risk free
                                                                                       rate.
---------------------------------------------------------------------------------------------------------------------------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                    LEVEL 3
                               LIABILITIES AS OF                                         RANGE OF SIGNIFICANT UNOBSERVABLE
                                 DECEMBER 2013         VALUATION TECHNIQUES AND           INPUTS (WEIGHTED AVERAGE) AS OF
LEVEL 3 FINANCIAL LIABILITIES    (IN MILLIONS)      SIGNIFICANT UNOBSERVABLE INPUTS               DECEMBER 2013
---------------------------------------------------------------------------------------------------------------------------
Amerus Closed Block policy            $58         Present value of expenses paid from  The range of expenses is $60-$100
liabilities                                       the open block plus the cost of      per policy. The weighted average
                                                  capital held in support of the       is $80 per policy increased by
                                                  liabilities.  Unobservable inputs    inflation plus an additional
                                                  are a market participant's view of   $72/policy to cover conversion
                                                  the expenses, a risk margin on the   costs in the two years following
                                                  uncertainty of the level of          acquisition. The range of the risk
                                                  expenses, and a cost of capital on   margin is 10%-200%.  The weighted
                                                  the capital held in support of the   average is 102%.  The range of the
                                                  liabilities                          cost of capital is 10%-20%.  The
                                                                                       weighted average is 15.1%
---------------------------------------------------------------------------------------------------------------------------
Policyholder liabilities            $1,110        Present value of risk loaded         The persistency, mortality and
assumed                                           liability cash flows.  Unobservable  expense assumptions are based on
                                                  inputs include a market              company experience.  The range of
                                                  participant's view of policy         risk loadings is from .5% to 1000%
                                                  persistency, mortality, the          percent of the company's
                                                  expenses incurred to administer the  experience.  The weighted average
                                                  business, and the risk loadings      varies by product type and
                                                  which reflect the riskiness of the   assumption and reflects the
                                                  cash flows.                          riskiness of the cash flows
---------------------------------------------------------------------------------------------------------------------------

INDEXED UNIVERSAL LIFE (IUL) DERIVATIVES

The Company has an embedded derivative liability related to fixed indexed universal life policies where the returns are linked to the performance of a specified market index, subject to participation rates and caps. The Company participates in the economics of call options as discussed in Note 6. The change in the fair value of the embedded derivative is linked to the performance of the equity option.

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

FAFLIC CLOSED BLOCK POLICY LIABILITIES

The fair value of the FAFLIC Closed Block policy liabilities is calculated as the sum of the fair value of FAFLIC Closed Block assets, an adjustment to the fair value of FAFLIC Closed Block assets for non-performance risk, fair value of the FAFLIC Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the FAFLIC Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value of the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the FAFLIC Closed Block assets. By utilizing market participant assumptions, the FAFLIC Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

ILICO AND AMERUS CLOSED BLOCK POLICY LIABILITIES

The Company elected the fair value option on policies making up the ILICO Closed Block. All assets in the Closed Block will ultimately be paid out in policyholder benefits via adjustments to policyholder dividends. Therefore, it is deemed that the fair value of the policyholder liabilities is equal to the fair value of the asset at any given point. In addition to the value of the policyholder liabilities, a provision is made in the fair value liability to reflect commissions and expenses incurred by the Company to support the Closed Block liabilities. The full fair value liability of the ILICO Closed Block is the fair value of assets plus the present value of future commissions and expenses determined in the actuarial appraisal model.

The Company also took on certain obligations relating to a Closed Block of business originating from the former Amerus Life Insurance Company. These obligations include the responsibility to pay for the expenses related to that Closed Block. A liability for this obligation is determined equal to the present value of the expenses discounted at current risk free rates with a provision for the Company's own credit. The liability also includes a provision for any cost of capital related to the obligation.

By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

FUNDS WITHHELD LIABILITIES

The Company has chosen the fair value option for determining the value of certain liabilities reinsured on a funds withheld basis. The fair value of the funds withheld liabilities is equal to the present value of the risk adjusted cash flows. At the time the liabilities were acquired, the fair value was determined by a full actuarial appraisal with market participant assumptions. Risk adjustments were made to the mortality, persistency, and expense assumptions so that the present value of the risk adjusted cash flows equaled the actuarial appraisal value on the acquisition date. The present value uses a fair value rate, approximating a risk free rate, with a provision for non-performance risk. By utilizing market participant assumptions, the funds withheld liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The tables below set forth a summary of changes in the fair value of the Company's Level 3 financial assets and liabilities for the years ended December 31, 2013 and 2012. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as Level 3 as at December 31, 2013 and December 31, 2012.

                                                                 Net unrealized
                                                  Net        gains/(losses) relating
                                    Balance,    realized      to instruments still                  Net transfers
                                   beginning     gains/       held at the reporting       Net       in and/or out  Balance, end
    Year Ended December 2013        of year     (losses)              date            settlements     of Level 3      of year
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Derivative contracts
Equity market contracts                     1          -                     (1)             -               -             -
Embedded derivative- modco loans           98          -                     (1)             -               -            97
                                  ----------------------------------------------------------------------------------------------
  Total derivative contracts               99          -                     (2)             -               -            97
                                  ----------------------------------------------------------------------------------------------
Total assets
                                   $       99   $      -         $           (2)       $     -       $       -       $    97
                                  ==============================================================================================

Financial Liabilities
Embedded derivative                $       98   $      -         $           (1)       $     -       $       -       $    97
FAFLIC Closed Block policy
liabilities                               692         (8)(1)                (46)             -               -           638
ILICO Closed Block policy
liabilities                                 -          -                     (1)            (2)            865           862
Amerus Closed Block
liabilities                                 -          -                      2             (3)             59            58
Embedded derivative-  IUL                   -                                98              -             489           587
Policyholder liabilities                    -          6                      -              -           1,104         1,110
                                  ----------------------------------------------------------------------------------------------
Total liabilities
                                    $     790   $     (2)        $           52        $    (5)      $   2,517       $ 3,352
                                  ==============================================================================================

(1) Included in the net realized gains/(losses) is $15 million of realized gains from the Company's trading portfolio and a release of policyholder benefits ($16) million offset by a decrease in maintenance expenses of ($6) million and cost of capital charges of ($1) million for the year ended December 31, 2013

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                                 Net unrealized
                                                  Net        gains/(losses) relating
                                    Balance,    realized      to instruments still                  Net transfers
                                   beginning     gains/       held at the reporting       Net       in and/or out  Balance, end
    Year Ended December 2012        of year     (losses)              date            settlements     of Level 3      of year
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Derivative contracts
   Equity market                            1          -                     (0)               -               -             1
   Embedded derivative                     59          -                     39                -               -            98
                                  ----------------------------------------------------------------------------------------------
  Total derivative contracts               60          -                     39                -               -            99
                                  ----------------------------------------------------------------------------------------------
Total assets                       $       60   $      -         $           39        $       -     $         -     $      99
                                  =============================================================================================

Financial Liabilities

Embedded derivative                $        -   $      -         $            -        $       -     $        98     $      98
FAFLIC Closed Block policy
liabilities                               686        (16)(1)                 22                -               -           692
                                  ----------------------------------------------------------------------------------------------
Total liabilities                  $      686   $    (16)        $           22        $       -     $        98     $     790
                                  ==============================================================================================


(1) Included in the net realized gains/(losses) is ($5) million of realized losses from the Company's trading portfolio and a release of policyholder benefits ($15) million offset by an increase in maintenance expenses of $2 million and cost of capital charges of $2 million for the year ended December 31, 2012.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by FASB ASC 825-10-15, "Financial Instrument Disclosures."

   COMMERCIAL MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

   POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

   LS AND SPIA ASSETS

The fair value of LS and SPIA assets is obtained by discounting the expected cash flows related to the LS and SPIA assets by swap rate plus a spread. The spread is calculated and fixed by matching the initial cash flow projections at purchase date with the LS and SPIA purchase price. Expected cash flows include: annuity payments received from SPIAs, premiums paid into LS and death benefit payments received on LS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

   SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2013 and 2012 was approximately $621 and $115 million, respectively. The Company posted $696 and $115 million in fixed maturity securities as collateral for these transactions as of December 31, 2013 and 2012, respectively. Fair value is estimated based on expected future cash flows and interest rates.

   INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies is estimated based on current fund balances and fair value of other individual contractholder funds represents the present value of future policy benefits.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2013 and 2012:

                                                                            2013                          2012
                                                                ------------------------------ ----------------------------
                                                                 CARRYING          FAIR          CARRYING         FAIR
DECEMBER 31,                                                       VALUE          VALUE            VALUE         VALUE
---------------------------- ---------------------------------- ------------ ----------------- -------------- -------------
(IN MILLIONS)
Financial Assets
      Commercial mortgage loans                                  $      787      $        762   $        386  $        392
      Policy loans                                                      738               846            316           417
      LS and SPIA assets                                                391               375              -             -
                                                                ------------ ----------------- -------------- -------------
                                                                 $    1,916      $      1,983   $        702  $        809
                                                                ============ ================= ============== =============
Financial Liabilities
      Securities sold under agreements to repurchase             $      621      $        621   $        115  $        115
      Supplementary contracts without life contingencies                  5                 5              6             6
      Other individual contract deposit funds                         3,594             3,623          4,262         4,215
                                                                ------------ ----------------- -------------- -------------
                                                                 $    4,220      $      4,249   $      4,383  $      4,336
                                                                ============ ================= ============== =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. CLOSED BLOCK

Summarized financial information of the FAFLIC Closed Block is as follows:

BALANCE SHEETS
December 31,                                                                       2013             2012
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
      Trading fixed maturities at fair value (amortized cost of $439
       and $454 in 2013 and 2012, respectively)                              $          459   $          520
    Policy loans                                                                         78               86
    Cash and cash equivalents                                                            49               29
    Accrued investment income                                                             8                9
    Deferred federal income taxes                                                        23               21
    Other assets                                                                          1                1
                                                                             --------------------------------
          Total assets                                                       $          618   $          666
                                                                             --------------------------------
LIABILITIES
   Policy liabilities and accruals at fair value                             $          546   $          605
   Policyholder dividend obligation at fair value (1)                                    74               75
   Policyholder dividends payable at fair value (1)                                      18               12
   Other liabilities                                                                      6                5
                                                                             --------------------------------
          Total liabilities                                                  $          644   $          697
                                                                             --------------------------------
Excess of Closed Block liabilities over assets designated to the Closed
 Block and maximum future earnings to be recognized from Closed Block
 assets and liabilities                                                      $           26   $           31
                                                                             ================================

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.


STATEMENTS OF OPERATIONS
For the Years Ended December 31,                                       2013            2012           2011
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income                                       $        16       $    18      $       18
   Net investment income                                                   (20)           56              47
   Net realized investment (losses)/gains                                   15            (5)              1
                                                                   ------------------------------------------
      Total revenues                                                        11            69              66
                                                                   ------------------------------------------

BENEFITS AND EXPENSES
   Policy benefits                                                           4            71              55
   Other expenses                                                            1             0               0
                                                                   ------------------------------------------
      Total benefits and expenses                                            5            71              55
                                                                   ------------------------------------------
Net contribution (to)/from the Closed Block                        $         6       $    (2)      $      11
                                                                   ------------------------------------------


Many expenses related to FAFLIC Closed Block operations are charged to operations outside the FAFLIC Closed Block; accordingly, the contribution from the FAFLIC Closed Block does not represent the actual profitability of the FAFLIC Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. CLOSED BLOCK (CONTINUED)

Summarized financial information of the ILICO Closed Block is as follows:

BALANCE SHEETS
December 31,                                                                       2013
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
      Trading fixed maturities at fair value (amortized cost of $684         $
      in 2013)                                                                          683
    Mortgage loans                                                                       32
    Policy loans                                                                         98
    Cash and cash equivalents                                                            53
    Accrued investment income                                                            10
    Other assets                                                                          1
                                                                             --------------------------------
          Total assets                                                       $          877
                                                                             --------------------------------
LIABILITIES
   Policy liabilities and accruals at fair value                             $          842
   Policyholder dividend obligation at fair value (1)                                    16
   Policyholder dividends payable at fair value (1)                                       4
   Deferred federal income taxes                                                          3
   Other liabilities                                                                    150
                                                                             --------------------------------
          Total liabilities                                                  $        1,015
                                                                             --------------------------------
Excess of Closed Block liabilities over assets designated to the Closed
 Block and maximum future earnings to be recognized from Closed Block
 assets and liabilities                                                      $          138
                                                                             ================================

(2) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.


STATEMENTS OF OPERATIONS
For the Years Ended December 31,                                2013
-----------------------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income                                  $     8
   Net investment income                                           10
   Net realized investment (losses)/gains                          (0)
                                                            ----------
      Total revenues                                               18
                                                            ----------

BENEFITS AND EXPENSES
   Policy benefits                                                  9
   Other expenses                                                   0
                                                            ----------
      Total benefits and expenses                                   9
                                                            ----------

                                                            ----------
Net contribution (to)/from the Closed Block                   $     9
                                                            ----------

Many expenses related to ILICO Closed Block operations are charged to operations outside the ILICO Closed Block; accordingly, the contribution from the ILICO Closed Block does not represent the actual profitability of the ILICO Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS


10. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax (benefit)/expense, and income tax penalties in other operating expenses in the Consolidated Statements of Operations.

The Company is expected to file a consolidated tax return with Goldman Sachs for the period January 1, 2013 through April 30, 2013. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company. A written agreement sets out the method of allocating tax between the companies and, in general, it is based upon the separately calculated liability of each consolidated member of Goldman Sachs with credit provided for losses used by other group members. Effective May 1, 2013, there was an ownership change. The ownership change makes the Company no longer eligible to be part of Goldman Sachs' consolidated return. The Company will file a consolidated tax return with Accordia, Cape Verity I, Inc., Cape Verity II, Inc., Cape Verity III, Inc. and Gotham Re, Inc. which will consolidate with the Company's return as of October 1, 2013. The Company has a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined Federal income tax is allocated to each entity within the new consolidated group. In general, it is based upon the separately calculated liability of each consolidated member of the group with credit provided for losses used by other group members.

FAFLIC is expected to file a stand alone tax return for the period January 1, 2013 through December 31, 2013.

The Company filed a consolidated tax return with Goldman Sachs for the period January 1, 2012 through December 31, 2012 and January 1, 2011 through December 31, 2011. The Company received payments for tax benefits in the amount of $57 million in 2011.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

For the Years Ended December 31,                             2013            2012          2011
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax (benefit)/expense
       Current tax expense/(benefit)                    $     268       $      74      $    (53)
       Deferred tax (benefit)/expense
                                                             (257)           (112)          145
                                                      -------------------------------------------
Total                                                   $      11       $     (38)     $     92
                                                      ===========================================

For the Years Ended December 31,                             2013             2012          2011
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit)/expense           $      16       $     (33)    $       99
       Dividend received deduction                             (4)             (4)            (4)
       Prior years' federal income tax adjustment              (1)             (1)            (3)
                                                      -------------------------------------------
Federal income tax (benefit)/expense                    $      11       $     (38)    $       92
                                                      ===========================================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES (CONTINUED)

The table below presents the significant components of deferred tax assets and liabilities.

December 31,                                              2013         2012
---------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
      Insurance reserves                            $      102   $      123
      Sec. 848 capitalization                              262           67
      Investments, net                                      50            -
      Tax credit carryforwards                               4            6
      Loss carryforwards                                    30           29
      Ceding commission                                      2            4
      Goodwill                                              99            -
      Accrued policyholder dividends                         6            4
      Deferred compensation                                  -            2
                                                   ------------ ------------
       Subtotal deferred tax asset                         555          235
         Valuation allowance                                (4)          (6)
                                                   ------------ ------------
Total deferred tax asset, net                       $      551   $      229
                                                   ------------ ------------

Deferred tax liability
         VOBA/DAC                                   $     (289)  $     (104)
         Investments, net                                   (0)        (170)
         Fair value adjustment - Closed Block               (7)         (23)
         Other, net                                         (7)          (5)
                                                   ------------ ------------
Total deferred tax liability                              (303)        (302)
                                                   ------------ ------------
Total deferred tax asset/(liability), net           $      248   $      (73)
                                                   ============ ============

The Company has recorded a valuation allowance against tax benefits from foreign tax credit carryforwards of $4 million and $6 million for the tax year ended December 31, 2013 and 2012, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2013 the Company has foreign tax credit carryforwards of $4 million that will expire beginning in 2014, net operating loss carryforwards of $27 million that begin to expire in 2017 and no capital loss carryforwards. All tax credits and net operating loss carryforwards for the Company were generated prior to 2006 are subject to annual limitations on utilization. In 2013, FAFLIC utilized its capital loss carryforward of $79 thousand and does not have any net operating loss carryforwards or foreign tax credits. As of December 31, 2013, Accordia, Cape Verity I, Inc., Cape Verity II, Inc., Cape Verity III, Inc. and Gotham Re, Inc. do not have any net operating loss carryforwards, capital loss carryforwards or foreign tax credits.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of income or cash flows. As of December 31, 2013 and December 31, 2012, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS
The Company's and FAFLIC's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company's exam period is open in 2007 and forward. FAFLIC's exam period is open in 2009 and forward.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. GAFG has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $177 and $72 million at December 31, 2013 and 2012, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $791 and $371 million at December 31, 2013 and 2012, respectively, for the Company. FAFLIC, a Massachusetts domiciled insurance company, is subject to and in compliance with similar minimum capital and surplus requirements. The payment of dividends by Accordia to the Company is regulated under Iowa law. Under Iowa law, Accordia may pay dividends only from the earned surplus arising from its business and must receive prior approval (or non-disapproval) of the Iowa Insurance Commissioner to pay any dividend that would exceed certain statutory limitations.

In 2012, the Company declared a dividend payable of $150 million to Goldman Sachs which was paid in January 2013. In 2011, the Company declared and paid a dividend of $160 million to Goldman Sachs. The Company received permission from the Commissioner prior to payment of each of the aforementioned dividends.

12. VALUE OF BUSINESS ACQUIRED, DEFERRED POLICY ACQUISITION COSTS AND UNEARNED REVENUE RESERVE

The changes in VOBA for the years ended December 31 were as follows:


(IN MILLIONS)                                                                     2013           2012
                                                                          ------------- --------------
      Balance, at beginning of year                                         $       63     $       23
      Business acquired                                                            365             48
      Amortized to expense during the year(1)                                      (12)            (3)
      Adjustment for unrealized investment (gains)/losses during the year            9             (5)
                                                                          ------------- --------------
      Balance, at end of year                                               $      425     $       63
                                                                          ============= ==============


(1) These amounts are shown within other operating expenses in the accompanying Consolidated Statements of Operations.

The Accordia acquisition resulted in an initial VOBA balance of $365 million.

Effective July 1, 2012, the Company recaptured a ceded block of Universal Life business resulting in an initial VOBA balance of $48 million.

In 2011, the amount of VOBA amortized to expense was $4 million.

Estimated future amortization of VOBA as of December 31, 2013 is as follows:

(IN MILLIONS)
      2014                                               $      35
      2015                                                      31
      2016                                                      27
      2017                                                      21
      2018                                                      18
      2019 and thereafter                                      293
                                                         ----------
      Total                                              $     425
                                                         ==========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

12. VALUE OF BUSINESS ACQUIRED, DEFERRED POLICY ACQUISITION COSTS AND UNEARNED REVENUE RESERVE (CONTINUED)

The following reflects the changes to the deferred policy acquisition asset:

For the years ended December 31,                               2013            2012
----------------------------------------------------------------------------------------
(IN MILLIONS)
Balance, at beginning of year                             $        144   $        169
Block acquisition/Reinsurance                                      152             34
Additions                                                           26
Amortized to expense during the year(1)                            (79)           (24)
Adjustment for unrealized investment (gains)/losses
   during the year                                                  33            (32)
Reinsurance reductions                                               -             (3)
                                                          ------------------------------
Balance, at end of year                                   $        276   $        144
                                                          ==============================

(1) These amounts are shown within other operating expenses in the accompanying Consolidated Statements of Operations.

In 2011, the amount amortized to expense was $43 million.

Effective April 1, 2013 the Company recaptured a block of business via a fund withheld agreement with s previous affiliate, Arrow Re, resulting in a policy acquisition expense of $28 million. Also, effective April 1, 2013, the Company ceded several blocks of business to CwA Re resulting in an initial DAC balance of $152 million.

Effective July 1, 2011, the Company entered into a coinsurance agreement with an unrelated party resulting in an initial DAC balance of $3 million.

The following reflects the changes to the unearned revenue reserve:

(IN MILLIONS)                                                       2013
                                                            -------------
      Balance, at beginning of year                          $         -
      Deferrals during the year                                       11
      Amortized to income during the year                             (7)
                                                            -------------
      Balance, at end of year                                $         4
                                                            =============

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure via reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance, modified coinsurance, and funds withheld coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

As discussed in Note 4 - Significant Transactions, effective October 1, 2013, the Company assumed, through a coinsurance reinsurance arrangement the life insurance business of Aviva Life and Annuity Company, a subsidiary of Athene Holding Ltd. Reserves of approximately $7.5 billion were assumed and this was treated as a business combination in accordance with ASC 805.

As discussed in Note 4 - Significant Transactions, effective October 1, 2013, the Company entered into a fundswithheld coinsurance agreement with Aviva Life and Annuity Company of New York, a subsidiary of Athene Holding, Ltd.

As discussed in Note 4 - Significant Transactions, effective April 1, 2013, the Company recaptured from Goldman Sachs affiliate reinsurance agreements approximately $5.0 billion in reserves and received a ceding commission of $39 million. Also effective April 1, 2013, the Company entered into new reinsurance agreements with CwA Re and ceded approximately $5.7 billion of reserves and paid a ceding commission of $108 million.

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of fixed annuity business to an affiliate, Arrow Re. As of December 2012, the ceded reserves under this contract were $2.4 billion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company terminated a coinsurance agreement with a third party whereby the Company recaptured a ceded block of Universal Life business with reserves of approximately $385 million.

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.6 billion of fixed annuity deposit liabilities.

As discussed in Note 4 - Significant Transactions, in 2012 and 2011 the Company entered into a coinsurance agreement with a third party whereby the Company assumed a total of approximately $3.0 billion ($1.5 billion in 2012 and $1.5 billion in 2011) of fixed annuity deposit liabilities.

The Company entered into a coinsurance agreement to cede the entire Fidelity Mutual Life Insurance Company ("FML") block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). As of December 31, 2012, the Company ceded reserves of $496 million. The Company also ceded 100% of its direct fixed annuity insurance business to Columbia. As of December 31, 2012, the Company ceded reserves of $32 million.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modified coinsurance basis life, fixed and variable annuities, universal life and variable universal life insurance policies. The Company also maintains other reinsurance treaties including the cession of non core universal life business, certain individual disability income policies, and discontinued accident and health insurance. The effects of reinsurance were as follows:

   For the Years Ended December 31,                        2013              2012
   ------------------------------------------------------------------------------------

   (IN MILLIONS)
   Policy liabilities and accruals:
        Direct                                      $         3,233  $           3,066
        Assumed - non-affiliated                             14,741              6,818
                                                    -----------------------------------
   Total policy liabilities and accruals:                    17,974              9,884
                                                    -----------------------------------

        Ceded - affiliated (1)                               (7,179)            (6,378)
        Ceded - non-affiliated (1)                           (1,845)              (247)
                                                    -----------------------------------
   Total ceded policy liabilities and accruals:              (9,024)            (6,625)
                                                    -----------------------------------
   Net policy liabilities and accruals              $         8,950  $           3,259
                                                    ===================================


(1) Included within reinsurance receivable on paid and unpaid losses, benefits, unearned premiums, modified coinsurance and funds withheld coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that it does not have any uncollectible reinsurance recoverables and, accordingly, the Company has not established any reserves for uncollectible reinsurance at December 31, 2013 or 2012, respectively.

As of December 31, 2013, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliate, CwA Re. Reinsurance recoverable related to the blocks of business reinsured with CwA Re at December 31, 2013 were $5.9 billion.

As of December 31, 2012, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliates, Columbia, Ariel Capital Re and Arrow Re. The Company had reinsurance recoverables at December 31, 2012 of approximately $528 million, respectively, related to the blocks of business reinsured with Columbia, and approximately $2.2 billion, respectively, related to the block of business reinsured with Ariel Capital Re. As of December 31, 2012, reinsurance recoverable related to the block of business reinsured with Arrow Re was $2.4 billion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

   For the Years Ended December 31,                        2013              2012              2011
   -----------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Life and accident and health insurance
     premiums:
            Direct                                  $            20  $              20  $            27
            Assumed - non-affiliated                             43                 26               29
            Ceded - non-affiliated
                                                                 (1)                (2)              (9)
                                                    ----------------------------------------------------
   Net premiums                                     $            62  $              44  $            47
                                                    ====================================================

   For the Years Ended December 31,                        2013              2012              2011
   -----------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Universal life and investment product
      policy fees:
            Direct                                  $           135  $             120  $           113
            Assumed - non-affiliated                            300                150              156
            Ceded - affiliated                                  (86)               (65)             (74)
                                                    ----------------------------------------------------
   Net universal life and investment product
     policy fees                                    $           349  $             205  $           195
                                                    ====================================================

   For the Years Ended December 31,                        2013              2012              2011
   -----------------------------------------------------------------------------------------------------
   Policy benefits, claims, losses and loss
     adjustment expenses:
            Direct                                  $           130  $             245  $           163
            Assumed - non-affiliated                            581                283              223
            Ceded - affiliated                                   (6)              (182)            (210)
            Ceded - non-affiliated                               11                 (7)             119
                                                    ----------------------------------------------------
   Net policy benefits, claims, losses and loss
     adjustment expenses                            $           716  $             339  $           295
                                                    ====================================================

14. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates on accident and health business as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in these estimates are reflected in current year income. Such development can be either favorable or unfavorable to the Company s financial results.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health and group accident and health business, was $149 and $172 million at December 31, 2013 and 2012, respectively. Reinsurance recoverables related to this business were $149 and $172 million at December 31, 2013 and 2012 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

15. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

          December 31,                                                   2013           2012
       ------------------------------------------------------------ ------------- ----------------
          (IN MILLIONS)
          State licenses (intangible asset)                            $      7         $      5
          Accounts receivable                                                16                5
          Railcars                                                           76                -
          Deferred modco interest expense                                     -               31
          Taxes receivable                                                   26               10
          Miscellaneous assets                                               16                5
                                                                    ------------- ----------------
          Total other assets                                           $    141          $    56
                                                                    ============= ================


Accrued expenses and other liabilities consist of the following:

          December 31,                                                   2013           2012
       ------------------------------------------------------------ ------------- ----------------
          (IN MILLIONS)
          Payables in process                                          $    118          $    72
          Policyholder liabilities                                           12                1
          Taxes payable                                                       4                1
          Accrued expenses                                                   31                8
          Miscellaneous liabilities                                          48                4
                                                                    ------------- ----------------
          Total accrued expenses and other liabilities                 $    213          $    86
                                                                    ============= ================


Other income consists of the following:

          For the Years Ended December 31,                               2013          2012        2011
       ------------------------------------------------------------ ------------- ------------- ----------
          (IN MILLIONS)
          Asset management fees                                      $        2     $       2   $      2
          Reinsurance administration fee                                     20            17         17
          Miscellaneous income                                                7             1          1
                                                                    ------------- ------------- ----------
          Total other income                                           $     29      $     20    $    20
                                                                    ============= ============= ==========

Other operating expenses consist of the following:

          For the Years Ended December 31,                               2013          2012        2011
       ------------------------------------------------------------ ------------- ------------- ----------

          (IN MILLIONS)
          Taxes, licenses and fees                                     $     13      $      5       $  6
          Commission expense                                                (77)            7          7
          Fees and operational services                                      52            38         37
          Salaries and benefits                                               4            12         10
          Legal and auditing                                                 12             3          2
          InterCompany charges                                               41             -          -
          Miscellaneous operating expenses                                   24             5          5
                                                                    ------------- ------------- ----------
          Total other operating expenses                                $    69       $    70       $ 67
                                                                    ============= ============= ==========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16.  COMMITMENTS

The Company has agreed to pay Athene Holdings Ltd. Cash on May 1, 2014 for the value of the Company's insurance agents' loan balance asset as of that date.

The Company has committed to assume the Company's insurance agents' defined contribution and defined benefit pension plans from Athene on May 1, 2014. As the Company will be fully reimbursed for the plans being acquired on that date, they have not recognized any assets or liabilities related to the future transaction. Once the Company becomes the plans' sponsor in May 2014, it will recognize the pension plan liabilities in accordance with ASC 715 on its books as well as related assets received as compensation for the unfunded status of the plans.

The Company has operational servicing agreements with third party administrators for contract/policy administration over certain of the Company's fixed annuity, traditional life, universal life, variable annuity and variable universal life business. Additionally, there is a professional services agreement to manage certain aspects of the Company's reinsurance portfolio.

As of December 31, 2013, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
      2014                    $            63
      2015                                 49
      2016                                 11
      2017                                 11
      2018                                  8
      2019 and thereafter                  36
                               ---------------
      Total                    $          178
                               ===============

17. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

In connection with the separation of the Company from Goldman Sachs, GAFG provided certain written assurances (the "2013 Keepwell Agreement") to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). GAFG agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100% of the Company Action Level. Such assurances have been provided solely to the Commissioner by Global Atlantic and terminate in 2018 or at such time as Goldman Sachs owns less than 10% of the voting securities of GAFG.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. The Hanover Insurance Group ("THG") has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement, although several of the representatives and warranties have expired. THG has also agreed to indemnify Goldman Sachs for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the transferred business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of income.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS


17. CONTINGENCIES (CONTINUED)

Pursuant to an agreement with Athene Holding, Ltd, the Company has agreed to indemnify Athene Holding, Ltd. for certain third party claims and the Company is maintaining a litigation accrual for the claims. The litigation accrual related to these claims was $10 million as of December 31, 2013.

The Company has financing arrangements with unaffiliated third parties to support the reserves of its affiliated captive reinsurers. Total fees expensed associated with these credit facilities were $4 million for the year ended December 31, 2013 and are included in other operating expenses. As of December 31, 2013, the total capacity of the financing arrangements with third parties was $1.4 billion. There were no outstanding balances from the financing arrangements with unaffiliated third parties as of December 31, 2013.

18. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2013, the Company had administration, shared services, management services, and investment management services agreements with related parties under Goldman Sachs. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management and distribution services. The Company recorded expenses for these agreements of $15 million, $15 million, and $14 million for the years ended December 31, 2013, 2012, and 2011, respectively, and had $6 million and $1 million payable at December 31, 2013 and 2012, respectively.

Effective April 30, 2013, the Company entered into agreements with certain affiliates under GAFG. These affiliates agreed to provide personnel, management services, administrative support, the use of facilities, and such other services as the parties may agree to from time to time. The Company recorded expenses of $41 million for the year ended December 31, 2013 and had $24 million payable at December 31, 2013.

On April 30, 2013, Goldman Sachs waived $213 million of current taxes payable due from the Company under a tax sharing agreement. The transaction was recorded as a capital contribution.

On May 1, 2013, the Company purchased LS and SPIA assets from Goldman Sachs for $403 million. See Note 4, 6 and 8 for additional information.

The Company has a service agreement with Global Atlantic Financial Life Limited ("GAFLL"), a Bermuda domiciled entity, which can be terminated by either party upon applicable notice. Under the agreement, the Company recorded expenses of $1 million related to certain employee compensation plans, including incentive interests and stock appreciation rights.

Effective April 1, 2013, the Company recaptured blocks of variable annuity, fixed annuity, universal life and individual life business previously ceded to Ariel Capital Re, Arrow Re and Columbia Capital Life Reinsurance Company. Subsequent to the recapture, the Company ceded the recaptured blocks of business plus additional blocks of universal life and individual life business to CwA Re. Under the April 1, 2013 agreements, CwA Re agreed to pay the Company certain fees for the continued administration of the ceded business. The Company received fee income from CwA Re of $16 million and had $4 million receivable at December 31, 2013.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Ariel Capital Re acting on behalf of, and for the benefit of a segregated account established by Ariel Capital Re. Under this agreement, Ariel Capital Re agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income from Ariel Capital Re of $3 million, $14 million and $15 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company had no receivable related to the fee income at December 31, 2013 and a receivable of $1 million at December 31, 2012.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18. RELATED PARTY TRANSACTIONS (CONTINUED)

Effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of fixed annuity business to an affiliate, Arrow Re. Under this agreement, Arrow Re agreed to pay the Company certain fees for the continued administration of the business. The Company recorded fee income from Arrow Re of $12 million and $2 million for the year ended December 31, 2013 and had no receivable and $1 million receivable at December 31, 2013 and 2012, respectively.

During the year ended December 31, 2013, the Company provided management services, administrative support, and use of Company facilities for affiliates under Goldman Sachs and receives certain distribution and administration fees from affiliates under Goldman Sachs. The Company recorded income from these agreements of $5 million, $7 million, and $8 million for the years ended December 31, 2013, 2012, and 2011, respectively, and had $1 million and $1 million receivable at December 31, 2013 and 2012, respectively.

The Company has entered into several derivative transactions with affiliates, which resulted in income of $41 million for the year ended December 31, 2013, income of $37 million for the year ended December 31, 2012, and expenses of $28 million for the year ended December 31, 2011. The Company had affiliated derivatives payables of $327 million for the year ended December 31, 2013 and affiliated derivative payables of $283 million for the year ended December 31, 2012. In December 2011, the Company entered into an agreement with an affiliate to purchase a $25 million secured note. Under the agreement, the secured note maintained an interest rate of 2.77%. In August 2012, the Company sold the note back to the same affiliate and recognized a pre-tax gain of $1 million, which is recorded within net realized capital gains within the Consolidated Statements of Operations. The Company recognized interest income of $0.5 million from the note for the year ended December 31, 2012. This amount is recorded within net investment income within the Consolidated Statements of Operations. At December 31, 2011, the amortized cost and fair value of the secured note were $25 and $25 million, respectively. These amounts are recorded within available-for-sale fixed maturities within the Consolidated Balance Sheets.

The Company has entered into purchase and sale transactions with affiliates, which resulted in realized gains of $11 million for the year ended December 31, 2013. These transactions were recorded at fair value. There were no outstanding receivables at December 31, 2013 related to these transactions.

Under Goldman Sachs' ownership, the employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. For employees not deemed retirement eligible, unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0 million, $1 million and $0 million relating to RSUs for the years ended December 31, 2013, 2012 and 2011, respectively.

19. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory capital and surplus was as follows:                       (Unaudited)
          December 31,                                                  2013            2012
       -------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Commonwealth Annuity                                        $     724        $     327
          FAFLIC                                                            155              125
          Accordia                                                          382                6

Statutory net (loss)/income was as follows:                          (Unaudited)
          For the years ended December 31,                               2013           2012            2011
       ----------------------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Commonwealth Annuity                                        $     (33)       $      (7)      $    122
          FAFLIC                                                            (39)              20             20
          Accordia                                                         (112)               1              -


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

20. ACCUMULATED OTHER COMPREHENSIVE INCOME ("AOCI")

Information about amounts reclassified out of each component of AOCI:

                                                 AMOUNTS RECLASSIFIED FROM         CONSOLIDATED STATEMENTS OF OPERATIONS
               COMPONENTS OF AOCI                          AOCI                                 LOCATION
-----------------------------------------------------------------------------------------------------------------------------
                                                    For the years ended
                                                        December 31,
                                                         2013          2012
                                                 ---------------------------
Net Unrealized investment gains/(losses) on
available-for-sale securities:
                                                                             Net realized capital gains, excluding OTTI
   Net unrealized investment gains/(losses)        $     120    $       96   losses
                                                 ---------------------------
         Net unrealized investment
         gains/(losses), before tax                      120            96
         Income tax (expense)/benefit                    (42)          (34)
                                                 ---------------------------
         Net unrealized investment
         gains/(losses), after tax                 $      78    $       62
                                                 ===========================


21. ACQUISITION

The Company's acquisition of Accordia is accounted for by applying FASB ASC 805-50-15. The table below summarizes the amounts recognized at fair value for assets acquired and liabilities assumed and the resulting goodwill. See Note 4 for a description of the transaction.

-----------------------------------------------------------------
FAIR VALUE                                          OCTOBER
                                                      2013
(IN MILLIONS)
Assets:
   Total investments                            $       6,196
   Cash and cash equivalents                              295
   VOBA                                                   365
   Other intangibles                                        7
   Other assets at fair value                           1,575
                                                -----------------
          Total assets acquired                 $       8,438
                                                -----------------

Liabilities:
   Policyholder liabilities                     $       8,269
   Other liabilities at fair value                         44
                                                -----------------
          Total liabilities assumed             $       8,313
                                                -----------------

                                                -----------------
   Goodwill                                                 3
                                                -----------------
   Total cash consideration                     $         128
-----------------------------------------------------------------

The goodwill of $3 million recognized as a result of the acquisition includes the expected synergies and other benefits that management believes will result from combining the operations of Aviva USA life business with the operations of the Company. See Note 4 - Summary of Significant Accounting Policies, for further discussion of goodwill. Approximately $1 million of goodwill is estimated to be deductible for tax purposes. Included in the assets acquired is VOBA, which reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the future profits embedded in the acquired contracts at the acquisition date. See Note 4 - Summary of Significant Accounting Policies, for further explanation of VOBA. The assessment of fair value in accordance with FASB ASC 805-20-25 included the establishment of intangible assets for VOBA, distribution relationships and various state licenses.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

22. SUBSEQUENT EVENT

On January 2, 2014, the direct parent of the Company, Finco, acquired Forethought Financial Group ("FFG"), a privately-held diversified financial services organization that owns life insurance entities. As part of this transaction, effective January 2, 2014, Finco restructured the ownership of certain subsidiaries, which resulted in certain changes and transactions involving the Company. Regulatory approval was received for the transactions from the Massachusetts Division of Insurance, the Indiana Division of Insurance, the Texas Department of Insurance and the Iowa Department of Insurance.

The Company issued a $300 million note to its direct parent, Finco and capitalized a newly created affiliate, MARS Acquisition Company with the proceeds. Finco, in turn, contributed 79% of the common stock of the Company to FFG. Subsequently, FFG repaid the 95% of the loan with the transfer of 95% of its investment in common stock of two insurance subsidiaries, Forethought Life Insurance Company, an Indiana domiciled insurer, and Forethought National Life Insurance Company, Texas domiciled insurer. The Company then declared and paid a dividend of approximately $39 million to its shareholders. This dividend was approved by the Massachusetts Division of Insurance. FFG then contributed all of its ownership in the Company to its subsidiary, Forethought Financial Services ("FFSI").

On March 31, 2014, the Company received a $39.5 million capital contribution from FFG and $10.5 million from Finco. The contribution did not change the ownership structure or ownership percentage of the Company's shareholders.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and
Life Insurance Company and the Contract Owners of
Commonwealth Select Separate Account of
Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts (as listed in the statements of assets and liabilities and the statements of operations) constituting Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company at December 31, 2013, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
April 17, 2014

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

                                                                            ALLIANCE-            ALLIANCE-            ALLIANCE-
                                                                         BERNSTEIN VPS        BERNSTEIN VPS         BERNSTEIN VPS
                                                                        GLOBAL THEMATIC         GROWTH AND            LARGE CAP
                                                                        GROWTH PORTFOLIO     INCOME PORTFOLIO     GROWTH PORTFOLIO
                                                                            CLASS B              CLASS B               CLASS A
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          531,028   $       23,290,224   $        9,633,585
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    531,028           23,290,224            9,633,585

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          531,028   $       23,290,224   $        9,633,585
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           517,338           22,843,316            9,487,515
  Payout reserves                                                                  13,690              446,908              146,070
                                                                       ------------------   ------------------   ------------------
                                                                       $          531,028   $       23,290,224   $        9,633,585
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          431,823   $       17,762,230   $        6,792,462
Underlying Fund shares held                                                        26,315              847,225              225,189

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                              1,852            3,708,600                   --
  Unit fair value, December 31, 2013                                   $         1.208101   $         1.746145                   --

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                            440,260            9,870,931            7,975,806
  Unit fair value, December 31, 2013                                   $         1.201087   $         1.703433   $         1.207851

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                                   --   $         2.085067                   --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                           ALLIANCE-            ALLIANCE-
                                                                         BERNSTEIN VPS        BERNSTEIN VPS          ALLIANCE-
                                                                           LARGE CAP          SMALL/MID CAP        BERNSTEIN VPS
                                                                        GROWTH PORTFOLIO     VALUE PORTFOLIO      VALUE PORTFOLIO
                                                                            CLASS B              CLASS B              CLASS B
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        4,474,240   $        5,471,112   $        2,178,804
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  4,474,240            5,471,112            2,178,804

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        4,474,240   $        5,471,112   $        2,178,804
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         4,426,372            5,470,637            2,178,804
  Payout reserves                                                                  47,868                  475                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $        4,474,240   $        5,471,112   $        2,178,804
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        2,558,892   $        3,855,314   $        1,872,587
Underlying Fund shares held                                                       107,502              240,594              154,525

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                          2,076,511              733,543              342,523
  Unit fair value, December 31, 2013                                   $         1.123974   $         2.552712   $         1.559013

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          1,709,600            1,418,047            1,061,317
  Unit fair value, December 31, 2013                                   $         1.251928   $         2.537708   $         1.549778

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.921749   $         2.987414   $         1.783453

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                          DWS CAPITAL         DWS LARGE CAP        DWS SMALL CAP
                                                                           GROWTH VIP           VALUE VIP            INDEX VIP
                                                                            CLASS A              CLASS A              CLASS A
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        2,148,302   $        2,248,567   $        4,449,334
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  2,148,302            2,248,567            4,449,334

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        2,148,302   $        2,248,567   $        4,449,334
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         2,130,888            2,222,610            4,314,087
  Payout reserves                                                                  17,414               25,957              135,247
                                                                       ------------------   ------------------   ------------------
                                                                       $        2,148,302   $        2,248,567   $        4,449,334
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        1,610,634   $        1,767,951   $        3,261,307
Underlying Fund shares held                                                        75,618              140,799              251,517

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                            577,543              304,696              548,676
  Unit fair value, December 31, 2013                                   $         0.864875   $         1.453316   $         2.349232

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          2,295,426            1,271,193            1,415,363
  Unit fair value, December 31, 2013                                   $         0.718298   $         1.420514   $         2.232901

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                                   --                   --                   --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                                               FIDELITY VIP         FIDELITY VIP
                                                                         EATON VANCE VT        CONTRAFUND(R)        CONTRAFUND(R)
                                                                         FLOATING-RATE          PORTFOLIO            PORTFOLIO
                                                                          INCOME FUND          INITIAL CLASS       SERVICE CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        7,016,882   $       20,245,487   $        4,103,654
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  7,016,882           20,245,487            4,103,654

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        7,016,882   $       20,245,487   $        4,103,654
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         6,965,818           20,151,701            4,071,729
  Payout reserves                                                                  51,064               93,786               31,925
                                                                       ------------------   ------------------   ------------------
                                                                       $        7,016,882   $       20,245,487   $        4,103,654
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        6,994,925   $       14,771,240   $        2,924,578
Underlying Fund shares held                                                       744,102              589,388              121,518

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                          1,236,670                   --            2,016,644
  Unit fair value, December 31, 2013                                   $         1.322658                   --   $         2.032875

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          4,095,303           10,195,016                   --
  Unit fair value, December 31, 2013                                   $         1.313991   $         1.985822                   --

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --                1,652
  Unit fair value, December 31, 2013                                                   --                   --   $         2.462674

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                                         EQUITY-INCOME        EQUITY-INCOME       GROWTH & INCOME
                                                                           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                         INITIAL CLASS       SERVICE CLASS 2       INITIAL CLASS
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $       40,983,415   $        4,451,635   $        4,126,663
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                 40,983,415            4,451,635            4,126,663

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $       40,983,415   $        4,451,635   $        4,126,663
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                        40,698,805            4,331,407            4,098,126
  Payout reserves                                                                 284,610              120,228               28,537
                                                                       ------------------   ------------------   ------------------
                                                                       $       40,983,415   $        4,451,635   $        4,126,663
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $       38,877,467   $        4,176,775   $        2,913,881
Underlying Fund shares held                                                     1,759,700              194,564              215,604

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                                 --            2,718,529                   --
  Unit fair value, December 31, 2013                                                   --   $         1.637215                   --

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                         12,163,203                   --            2,723,559
  Unit fair value, December 31, 2013                                   $         3.369459                   --   $         1.515173

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                  417                   --
  Unit fair value, December 31, 2013                                                   --   $         1.965086                   --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                          FIDELITY VIP
                                                                        GROWTH & INCOME        FIDELITY VIP         FIDELITY VIP
                                                                           PORTFOLIO         GROWTH PORTFOLIO     GROWTH PORTFOLIO
                                                                        SERVICE CLASS 2       INITIAL CLASS       SERVICE CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        1,060,085   $       33,097,509   $        1,752,464
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  1,060,085           33,097,509            1,752,464

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        1,060,085   $       33,097,509   $        1,752,464
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         1,060,085           32,837,207            1,735,938
  Payout reserves                                                                      --              260,302               16,526
                                                                       ------------------   ------------------   ------------------
                                                                       $        1,060,085   $       33,097,509   $        1,752,464
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          687,418   $       23,099,078   $        1,089,599
Underlying Fund shares held                                                        56,328              579,235               30,979

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                            704,586                   --            1,496,545
  Unit fair value, December 31, 2013                                   $         1.504551                   --   $         1.171007

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                                 --            9,548,812                   --
  Unit fair value, December 31, 2013                                                   --   $         3.466139                   --

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                                   --                   --   $         2.060409

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                       FIDELITY VIP HIGH     HIGH FIDELITY VIP    FIDELITY VIP MID
                                                                        INCOME PORTFOLIO     INCOME PORTFOLIO      CAP PORTFOLIO
                                                                         INITIAL CLASS        SERVICE CLASS 2      INITIAL CLASS
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $       24,849,535   $        2,844,405   $       19,166,741
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                 24,849,535            2,844,405           19,166,741

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $       24,849,535   $        2,844,405   $       19,166,741
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                        24,747,290            2,804,550           19,101,874
  Payout reserves                                                                 102,245               39,855               64,867
                                                                       ------------------   ------------------   ------------------
                                                                       $       24,849,535   $        2,844,405   $       19,166,741
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $       24,904,329   $        2,788,962   $       14,714,008
Underlying Fund shares held                                                     4,284,403              504,327              526,704

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                                 --            1,572,829                   --
  Unit fair value, December 31, 2013                                                   --   $         1.808464                   --

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                         11,723,431                   --            6,182,562
  Unit fair value, December 31, 2013                                   $         2.119647                   --   $         3.100129

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                                   --                   --                   --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                                                                  FT VIP FRANKLIN
                                                                                               FIDELITY VIP          LARGE CAP
                                                                        FIDELITY VIP MID     VALUE STRATEGIES         GROWTH
                                                                         CAP PORTFOLIO          PORTFOLIO         SECURITIES FUND
                                                                        SERVICE CLASS 2      SERVICE CLASS 2          CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        3,502,316   $        3,163,856   $        1,666,029
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  3,502,316            3,163,856            1,666,029

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        3,502,316   $        3,163,856   $        1,666,029
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         3,428,142            3,119,487            1,633,335
  Payout reserves                                                                  74,174               44,369               32,694
                                                                       ------------------   ------------------   ------------------
                                                                       $        3,502,316   $        3,163,856   $        1,666,029
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        2,783,235   $        2,244,345   $        1,191,172
Underlying Fund shares held                                                        98,380              218,801               80,797

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                          1,130,647              592,080              119,772
  Unit fair value, December 31, 2013                                   $         3.095132   $         2.106177   $         1.553566

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                                 --              915,450              958,252
  Unit fair value, December 31, 2013                                                   --   $         2.093867   $         1.544433

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                876                   --                   --
  Unit fair value, December 31, 2013                                   $         3.212169   $         2.634488                   --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                                             FT VIP FRANKLIN
                                                                        FT VIP FRANKLIN       SMALL-MID CAP        FT VIP MUTUAL
                                                                        SMALL CAP VALUE           GROWTH               SHARES
                                                                        SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                                                            CLASS 2              CLASS 2              CLASS 2
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        5,660,377   $        6,816,638   $       17,601,774
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  5,660,377            6,816,638           17,601,774

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        5,660,377   $        6,816,638   $       17,601,774
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         5,656,073            6,800,050           17,414,104
  Payout reserves                                                                   4,304               16,588              187,670
                                                                       ------------------   ------------------   ------------------
                                                                       $        5,660,377   $        6,816,638   $       17,601,774
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        3,624,670   $        4,660,461   $       12,911,541
Underlying Fund shares held                                                       235,163              250,981              813,767

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                            704,934            1,061,292            1,521,608
  Unit fair value, December 31, 2013                                   $         2.391278   $         1.465978   $         2.040789

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          1,671,554            4,074,036            7,120,421
  Unit fair value, December 31, 2013                                   $         2.377241   $         1.291301   $         2.035813

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                342                   --                  329
  Unit fair value, December 31, 2013                                   $         2.914658   $         2.556118   $         1.971506

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                            FT VIP
                                                                           TEMPLETON          GOLDMAN SACHS        GOLDMAN SACHS
                                                                            FOREIGN           VIT CORE FIXED      VIT EQUITY INDEX
                                                                        SECURITIES FUND        INCOME FUND              FUND
                                                                            CLASS 2           SERVICE SHARES       SERVICE SHARES
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        7,518,247   $       48,148,844   $       41,355,287
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  7,518,247           48,148,844           41,355,287

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        7,518,247   $       48,148,844   $       41,355,287
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         7,470,993           46,109,425           39,073,056
  Payout reserves                                                                  47,254            2,039,419            2,282,231
                                                                       ------------------   ------------------   ------------------
                                                                       $        7,518,247   $       48,148,844   $       41,355,287
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        6,189,428   $       47,011,896   $       24,390,932
Underlying Fund shares held                                                       436,093            4,598,744            3,023,047

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                            610,650            4,733,566            1,973,487
  Unit fair value, December 31, 2013                                   $         1.883116   $         1.547299   $         1.425070

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          3,400,605           18,682,035           28,574,337
  Unit fair value, December 31, 2013                                   $         1.872052   $         2.185173   $         1.348611

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                              1,022                  873                3,480
  Unit fair value, December 31, 2013                                   $         2.163938   $         1.287984   $         2.087563

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                         GOLDMAN SACHS        GOLDMAN SACHS        GOLDMAN SACHS
                                                                           VIT GLOBAL           VIT GROWTH        VIT HIGH QUALITY
                                                                            MARKETS           OPPORTUNITIES        FLOATING RATE
                                                                         NAVIGATOR FUND            FUND             FUND SERVICE
                                                                         SERVICE SHARES       SERVICE SHARES         SHARES (A)
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $           10,632   $       33,877,616   $       12,327,134
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                     10,632           33,877,616           12,327,134

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $           10,632   $       33,877,616   $       12,327,134
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                            10,632           33,767,554           12,155,083
  Payout reserves                                                                      --              110,062              172,051
                                                                       ------------------   ------------------   ------------------
                                                                       $           10,632   $       33,877,616   $       12,327,134
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $           10,013   $       29,075,589   $       12,242,968
Underlying Fund shares held                                                           927            3,948,440            1,172,896

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                                 --              680,374            1,215,552
  Unit fair value, December 31, 2013                                                   --   $         2.736303   $         1.373591

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                              9,065            4,980,402            7,805,035
  Unit fair value, December 31, 2013                                   $         1.172899   $         6.428378   $         1.365460

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                                   --   $         3.433960   $         1.247201

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                         GOLDMAN SACHS         GOLDMAN SACHS        GOLDMAN SACHS
                                                                          VIT MID CAP            VIT MONEY          VIT STRATEGIC
                                                                           VALUE FUND           MARKET FUND          GROWTH FUND
                                                                         SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $       24,727,560   $       32,152,930   $       57,242,746
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                 24,727,560           32,152,930           57,242,746

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $       24,727,560   $       32,152,930   $       57,242,746
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                        24,524,340           30,384,075           55,043,968
  Payout reserves                                                                 203,220            1,768,855            2,198,778
                                                                       ------------------   ------------------   ------------------
                                                                       $       24,727,560   $       32,152,930   $       57,242,746
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $       21,254,510   $       32,152,930   $       35,161,654
Underlying Fund shares held                                                     1,325,164           32,152,930            3,250,582

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                            681,719            4,535,849            2,337,427
  Unit fair value, December 31, 2013                                   $         2.751219   $         1.050927   $         1.124954

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          7,598,010           19,766,479           16,360,873
  Unit fair value, December 31, 2013                                   $         3.007432   $         1.385361   $         3.338040

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                567                2,456                   --
  Unit fair value, December 31, 2013                                   $         2.650645   $         0.967274   $         2.044508

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                         GOLDMAN SACHS                              INVESCO V.I.
                                                                         VIT STRATEGIC        GOLDMAN SACHS           AMERICAN
                                                                         INTERNATIONAL        VIT STRUCTURED       FRANCHISE FUND
                                                                          EQUITY FUND        U.S. EQUITY FUND         SERIES I
                                                                         SERVICE SHARES       SERVICE SHARES         SHARES (A)
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $       27,037,446   $        1,357,482   $        7,285,250
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                 27,037,446            1,357,482            7,285,250

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $       27,037,446   $        1,357,482   $        7,285,250
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                        26,897,951            1,357,482            7,206,113
  Payout reserves                                                                 139,495                   --               79,137
                                                                       ------------------   ------------------   ------------------
                                                                       $       27,037,446   $        1,357,482   $        7,285,250
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $       23,609,808   $          964,753   $        5,321,065
Underlying Fund shares held                                                     2,589,794               82,023              143,892

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                          1,966,820               80,269            1,616,214
  Unit fair value, December 31, 2013                                   $         1.143785   $         1.615955   $         1.084296

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                         12,051,957              764,209            5,491,429
  Unit fair value, December 31, 2013                                   $         2.056747   $         1.606590   $         1.007533

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         1.661419   $         1.901373                   --

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                                               INVESCO V.I.       INVESCO V.I. MID
                                                                        INVESCO V.I. CORE     GLOBAL HEALTH          CAP GROWTH
                                                                          EQUITY FUND           CARE FUND           FUND SERIES I
                                                                        SERIES I SHARES      SERIES I SHARES         SHARES (A)
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        5,578,626   $        4,710,650   $        1,465,292
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  5,578,626            4,710,650            1,465,292

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        5,578,626   $        4,710,650   $        1,465,292
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         5,539,695            4,706,538            1,465,292
  Payout reserves                                                                  38,931                4,112                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $        5,578,626   $        4,710,650   $        1,465,292
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        3,628,965   $        2,990,247   $        1,094,520
Underlying Fund shares held                                                       145,163              160,663              273,886

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                            930,671              520,968              110,761
  Unit fair value, December 31, 2013                                   $         1.280101   $         1.776628   $         1.125667

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          3,667,157            2,250,900            1,402,825
  Unit fair value, December 31, 2013                                   $         1.196369   $         1.681587   $         0.955652

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                                   --                   --                   --

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                                               INVESCO V.I.
                                                                        INVESCO V.I. MID          VALUE             JANUS ASPEN
                                                                          CAP GROWTH          OPPORTUNITIES          ENTERPRISE
                                                                         FUND SERIES II       FUND SERIES II         PORTFOLIO
                                                                           SHARES (A)           SHARES (A)         SERVICE SHARES
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $          623,320   $        2,734,702   $        2,492,824
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                    623,320            2,734,702            2,492,824

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $          623,320   $        2,734,702   $        2,492,824
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           618,208            2,704,753            2,480,452
  Payout reserves                                                                   5,112               29,949               12,372
                                                                       ------------------   ------------------   ------------------
                                                                       $          623,320   $        2,734,702   $        2,492,824
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $          488,128   $        2,433,198   $        1,471,445
Underlying Fund shares held                                                       116,946              293,738               43,888

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                                 --              333,103              446,361
  Unit fair value, December 31, 2013                                   $         1.757105   $         1.340590   $         1.319597

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                            356,848            1,715,952            1,823,944
  Unit fair value, December 31, 2013                                   $         1.746739   $         1.332703   $         1.043786

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                  782                   --
  Unit fair value, December 31, 2013                                   $         2.210818   $         1.653590                   --

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                                               JANUS ASPEN
                                                                          JANUS ASPEN            OVERSEAS          MFS(R) MID CAP
                                                                        JANUS PORTFOLIO         PORTFOLIO          GROWTH SERIES
                                                                         SERVICE SHARES       SERVICE SHARES       SERVICE CLASS
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        6,197,821   $        8,179,421   $        1,887,447
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  6,197,821            8,179,421            1,887,447

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        6,197,821   $        8,179,421   $        1,887,447
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         6,056,090            8,115,776            1,880,298
  Payout reserves                                                                 141,731               63,645                7,149
                                                                       ------------------   ------------------   ------------------
                                                                       $        6,197,821   $        8,179,421   $        1,887,447
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        3,792,475   $        7,802,713   $        1,249,180
Underlying Fund shares held                                                       183,694              199,888              216,450

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                          1,873,077              789,366              497,161
  Unit fair value, December 31, 2013                                   $         1.067909   $         1.699085   $         1.458154

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          4,373,418            4,461,712              801,919
  Unit fair value, December 31, 2013                                   $         0.959786   $         1.532645   $         1.449660

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                                   --                   --   $         1.969698

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                           MFS(R) NEW          MFS(R) TOTAL       MFS(R) UTILITIES
                                                                        DISCOVERY SERIES      RETURN SERIES            SERIES
                                                                         SERVICE CLASS        SERVICE CLASS        SERVICE CLASS
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        4,197,147   $       11,489,578   $        5,483,691
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  4,197,147           11,489,578            5,483,691

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        4,197,147   $       11,489,578   $        5,483,691
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         4,188,551           11,468,758            5,442,589
  Payout reserves                                                                   8,596               20,820               41,102
                                                                       ------------------   ------------------   ------------------
                                                                       $        4,197,147   $       11,489,578   $        5,483,691
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        2,951,165   $        9,211,872   $        4,405,960
Underlying Fund shares held                                                       199,674              496,954              174,251

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                             50,908            1,202,471               27,705
  Unit fair value, December 31, 2013                                   $         2.264520   $         1.626219   $         3.360127

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          1,813,246            5,895,741            1,613,916
  Unit fair value, December 31, 2013                                   $         2.251137   $         1.616623   $         3.340073

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                1,695                   --
  Unit fair value, December 31, 2013                                                   --   $         1.715067                   --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                          OPPENHEIMER
                                                                            CAPITAL            OPPENHEIMER          OPPENHEIMER
                                                                          APPRECIATION        CAPITAL INCOME       GLOBAL FUND/VA
                                                                            FUND/VA          FUND/VA SERVICE          SERVICE
                                                                         SERVICE SHARES         SHARES (A)           SHARES (A)
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        2,056,872   $        2,240,703   $        8,803,456
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  2,056,872            2,240,703            8,803,456

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        2,056,872   $        2,240,703   $        8,803,456
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         2,043,209            2,122,863            8,778,978
  Payout reserves                                                                  13,663              117,840               24,478
                                                                       ------------------   ------------------   ------------------
                                                                       $        2,056,872   $        2,240,703   $        8,803,456
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        1,292,074   $        2,199,838   $        6,230,107
Underlying Fund shares held                                                        35,853              164,034              217,530

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                            196,706               26,368              656,314
  Unit fair value, December 31, 2013                                   $         1.504766   $         1.234120   $         2.161787

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          1,175,400            1,799,700            3,434,315
  Unit fair value, December 31, 2013                                   $         1.495926   $         1.226961   $         2.149144

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                              1,382                   --                1,471
  Unit fair value, December 31, 2013                                   $         1.855902                   --   $         2.588305

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                          OPPENHEIMER           OPPENHEIMER
                                                                        GLOBAL STRATEGIC        MAIN STREET          PIONEER FUND
                                                                         INCOME FUND/VA         FUND(R)/VA          VCT PORTFOLIO
                                                                         SERVICE SHARES       SERVICE SHARES           CLASS II
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        1,845,567   $        2,568,158   $        3,053,096
                                                                       ------------------   ------------------   ------------------
  Total assets                                                                  1,845,567            2,568,158            3,053,096

LIABILITIES:                                                                           --                   --                   --
                                                                       ------------------   ------------------   ------------------
  Net assets                                                           $        1,845,567   $        2,568,158   $        3,053,096
                                                                       ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         1,844,341            2,554,367            3,053,096
  Payout reserves                                                                   1,226               13,791                   --
                                                                       ------------------   ------------------   ------------------
                                                                       $        1,845,567   $        2,568,158   $        3,053,096
                                                                       ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        1,910,215   $        1,784,192   $        2,299,629
Underlying Fund shares held                                                       335,558               82,871              116,176

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                            801,507               41,920              486,808
  Unit fair value, December 31, 2013                                   $         0.418010   $         1.681242   $         1.444365

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          3,634,837            1,494,479            1,637,478
  Unit fair value, December 31, 2013                                   $         0.415570   $         1.671272   $         1.435114

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --                   --
  Unit fair value, December 31, 2013                                   $         0.434332                   --                   --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2013

                                                                         PIONEER REAL
                                                                         ESTATE SHARES        T. ROWE PRICE
                                                                         VCT PORTFOLIO        INTERNATIONAL
                                                                            CLASS II         STOCK PORTFOLIO
                                                                       ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $        6,805,060   $       23,378,331
                                                                       ------------------   ------------------
  Total assets                                                                  6,805,060           23,378,331

LIABILITIES:                                                                           --                   --
                                                                       ------------------   ------------------
  Net assets                                                           $        6,805,060   $       23,378,331
                                                                       ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         6,682,324           23,030,922
  Payout reserves                                                                 122,736              347,409
                                                                       ------------------   ------------------
                                                                       $        6,805,060   $       23,378,331
                                                                       ==================   ==================

Investments in shares of the Underlying Funds, at cost                 $        6,827,605   $       18,097,443
Underlying Fund shares held                                                       362,164            1,487,171

Units outstanding and unit fair values by distribution category:
Commonwealth Select Acclaim:
  Units outstanding, December 31, 2013                                            456,631            2,910,612
  Unit fair value, December 31, 2013                                   $         2.909979   $         1.317545

Commonwealth Select Resource, Commonwealth Select Resource II,
  Commonwealth Select Charter and Commonwealth Select Reward:
  Units outstanding, December 31, 2013                                          1,894,044           10,155,263
  Unit fair value, December 31, 2013                                   $         2.891313   $         1.924467

Commonwealth Select Optim-L:
  Units outstanding, December 31, 2013                                                 --                   --
  Unit fair value, December 31, 2013                                                   --                   --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ALLIANCE-          ALLIANCE-          ALLIANCE-          ALLIANCE-          ALLIANCE-
                                       BERNSTEIN VPS      BERNSTEIN VPS      BERNSTEIN VPS      BERNSTEIN VPS      BERNSTEIN VPS
                                      GLOBAL THEMATIC      GROWTH AND          LARGE CAP          LARGE CAP        SMALL/MID CAP
                                     GROWTH PORTFOLIO   INCOME PORTFOLIO   GROWTH PORTFOLIO   GROWTH PORTFOLIO    VALUE PORTFOLIO
                                          CLASS B            CLASS B            CLASS A            CLASS B            CLASS B
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $             107  $         248,530  $           6,477  $              --  $          20,826

EXPENSES:
  Mortality and expense risk fees                6,104            270,527            110,792             50,456             61,286
  Administrative expense fees                      733             32,821             13,295              6,184              7,449
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                              6,837            303,348            124,087             56,640             68,735
                                     -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)               (6,730)           (54,818)          (117,610)           (56,640)           (47,909)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                        --                 --                 --                 --            284,541
  Net realized gain (loss)
    from sales of investments                    6,555            724,099            239,254            266,810            213,864
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                    6,555            724,099            239,254            266,810            498,405
  Change in unrealized gain (loss)              94,787          5,426,329          2,567,602          1,028,295          1,024,641
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                             101,342          6,150,428          2,806,856          1,295,105          1,523,046
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $          94,612  $       6,095,610  $       2,689,246  $       1,238,465  $       1,475,137
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ALLIANCE-
                                       BERNSTEIN VPS      DWS CAPITAL        DWS LARGE CAP      DWS SMALL CAP     EATON VANCE VT
                                      VALUE PORTFOLIO     GROWTH VIP           VALUE VIP          INDEX VIP        FLOATING-RATE
                                          CLASS B           CLASS A             CLASS A            CLASS A          INCOME FUND
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          41,266  $          23,466  $          40,818  $          62,518  $         266,892

EXPENSES:
  Mortality and expense risk fees               24,779             23,877             26,051             47,368             94,956
  Administrative expense fees                    3,004              2,889              3,153              5,754             11,500
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                             27,783             26,766             29,204             53,122            106,456
                                     -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)               13,483             (3,300)            11,614              9,396            160,436
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                        --                 --                 --            150,287             45,043
  Net realized gain (loss) from
    sales of investments                        19,317             70,383             42,734            197,750             10,543
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                   19,317             70,383             42,734            348,037             55,586
  Change in unrealized gain (loss)             543,932            482,523            478,801            822,343            (32,235)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                             563,249            552,906            521,535          1,170,380             23,351
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $         576,732  $         549,606  $         533,149  $       1,179,776  $         183,787
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2013

                                       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                       CONTRAFUND(R)      CONTRAFUND(R)     EQUITY-INCOME      EQUITY-INCOME      GROWTH & INCOME
                                        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                      INITIAL CLASS      SERVICE CLASS 2    INITIAL CLASS      SERVICE CLASS 2     INITIAL CLASS
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $         196,787  $          32,081  $         963,981  $          95,839  $          73,842

EXPENSES:
  Mortality and expense risk fees              236,760             50,239            502,461             54,123             50,848
  Administrative expense fees                   28,411              6,278             60,295              6,765              6,102
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                            265,171             56,517            562,756             60,888             56,950
                                     -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)              (68,384)           (24,436)           401,225             34,951             16,892
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     5,240              1,123          2,559,015            283,612                 --
  Net realized gain (loss) from
    sales of investments                       663,068            254,082            218,588             56,060            250,567
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                  668,308            255,205          2,777,603            339,672            250,567
  Change in unrealized gain (loss)           4,246,388            836,233          6,071,205            664,938            831,089
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                           4,914,696          1,091,438          8,848,808          1,004,610          1,081,656
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $       4,846,312  $       1,067,002  $       9,250,033  $       1,039,561  $       1,098,548
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2013

                                        FIDELITY VIP
                                      GROWTH & INCOME     FIDELITY VIP        FIDELITY VIP    FIDELITY VIP HIGH  FIDELITY VIP HIGH
                                         PORTFOLIO      GROWTH PORTFOLIO    GROWTH PORTFOLIO  INCOME PORTFOLIO   INCOME PORTFOLIO
                                      SERVICE CLASS 2    INITIAL CLASS      SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          16,063  $          85,506  $             723  $       1,444,534  $         171,010

EXPENSES:
  Mortality and expense risk fees               11,969            377,707             19,350            323,918             38,319
  Administrative expense fees                    1,496             45,325              2,419             38,870              4,790
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                             13,465            423,032             21,769            362,788             43,109
                                     -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                2,598           (337,526)           (21,046)         1,081,746            127,901
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                        --             20,358              1,101                 --                 --
  Net realized gain (loss) from
    sales of investments                        34,761            798,388            123,051            102,238             91,912
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                   34,761            818,746            124,152            102,238             91,912
  Change in unrealized gain (loss)             230,566          8,432,728            368,427            (73,522)           (88,744)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                             265,327          9,251,474            492,579             28,716              3,168
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $         267,925  $       8,913,948  $         471,533  $       1,110,462  $         131,069
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                               FT VIP FRANKLIN
                                                                             FIDELITY VIP         LARGE CAP       FT VIP FRANKLIN
                                      FIDELITY VIP MID  FIDELITY VIP MID    VALUE STRATEGIES       GROWTH        SMALL CAP VALUE
                                       CAP PORTFOLIO      CAP PORTFOLIO        PORTFOLIO       SECURITIES FUND    SECURITIES FUND
                                       INITIAL CLASS     SERVICE CLASS 2    SERVICE CLASS 2         CLASS 2          CLASS 2
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          88,503  $           8,667  $          19,851  $          15,569  $          67,024

EXPENSES:
  Mortality and expense risk fees              229,604             39,859             38,273             19,150             64,031
  Administrative expense fees                   27,552              4,982              4,662              2,309              7,772
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                            257,156             44,841             42,935             21,459             71,803
                                     -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)             (168,653)           (36,174)           (23,084)            (5,890)            (4,779)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                 2,253,463            419,475                 --                 --             86,497
  Net realized gain (loss) from
    sales of investments                       944,830            167,328            164,836             58,052            280,149
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                3,198,293            586,803            164,836             58,052            366,646
  Change in unrealized gain (loss)           2,363,791            420,101            626,194            310,586          1,156,474
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                           5,562,084          1,006,904            791,030            368,638          1,523,120
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $       5,393,431  $         970,730  $         767,946  $         362,748  $       1,518,341
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2013

                                      FT VIP FRANKLIN                           FT VIP
                                      SMALL-MID CAP       FT VIP MUTUAL        TEMPLETON         GOLDMAN SACHS      GOLDMAN SACHS
                                          GROWTH             SHARES             FOREIGN         VIT CORE FIXED    VIT EQUITY INDEX
                                      SECURITIES FUND    SECURITIES FUND    SECURITIES FUND      INCOME FUND            FUND
                                         CLASS 2             CLASS 2            CLASS 2         SERVICE SHARES     SERVICE SHARES
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $              --  $         346,870  $         170,200  $       1,293,964  $         628,468

EXPENSES:
  Mortality and expense risk fees               78,235            211,821             89,903            665,666            497,683
  Administrative expense fees                    9,478             25,599             10,854             80,370             59,883
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                             87,713            237,420            100,757            746,036            557,566
                                     -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)              (87,713)           109,450             69,443            547,928             70,902
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                   400,389                 --                 --                 --                 --
  Net realized gain (loss) from
    sales of investments                       311,752            617,201            125,876            440,422          2,766,965
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                  712,141            617,201            125,876            440,422          2,766,965
  Change in unrealized gain (loss)           1,316,061          3,241,657          1,197,252         (2,522,057)         7,540,696
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                           2,028,202          3,858,858          1,323,128         (2,081,635)        10,307,661
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $       1,940,489  $       3,968,308  $       1,392,571  $      (1,533,707) $      10,378,563
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2013

                                      GOLDMAN SACHS      GOLDMAN SACHS       GOLDMAN SACHS
                                        VIT GLOBAL         VIT GROWTH       VIT HIGH QUALITY    GOLDMAN SACHS      GOLDMAN SACHS
                                         MARKETS         OPPORTUNITIES      FLOATING RATE       VIT MID CAP         VIT MONEY
                                      NAVIGATOR FUND          FUND           FUND SERVICE        VALUE FUND        MARKET FUND
                                      SERVICE SHARES     SERVICE SHARES       SHARES (A)       SERVICE SHARES     SERVICE SHARES
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $               5  $              --  $          68,630  $         140,703  $           2,084

EXPENSES:
  Mortality and expense risk fees                   68            399,727            170,105            297,513            428,128
  Administrative expense fees                        8             48,071             20,542             35,805             51,702
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                                 76            447,798            190,647            333,318            479,830
                                     -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                  (71)          (447,798)          (122,017)          (192,615)          (477,746)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                       257          2,115,656             69,885          1,879,422                 --
  Net realized gain (loss) from
    sales of investments                             7            409,133             43,328            594,214                 --
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                      264          2,524,789            113,213          2,473,636                 --
  Change in unrealized gain (loss)                 620          6,362,600           (134,841)         4,009,469                 --
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                                 884          8,887,389            (21,628)         6,483,105                 --
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $             813  $       8,439,591  $        (143,645) $       6,290,490  $        (477,746)
                                     =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                         GOLDMAN SACHS                           INVESCO V.I.
                                      GOLDMAN SACHS      VIT STRATEGIC       GOLDMAN SACHS         AMERICAN
                                      VIT STRATEGIC      INTERNATIONAL       VIT STRUCTURED     FRANCHISE FUND   INVESCO V.I. CORE
                                       GROWTH FUND        EQUITY FUND       U.S. EQUITY FUND       SERIES I         EQUITY FUND
                                      SERVICE SHARES     SERVICE SHARES      SERVICE SHARES       SHARES (A)      SERIES I SHARES
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          83,383  $         404,224  $          10,973  $          28,140  $          73,057

EXPENSES:
  Mortality and expense risk fees              671,239            325,935             14,494             84,817             68,745
  Administrative expense fees                   80,696             39,244              1,747             10,282              8,319
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                            751,935            365,179             16,241             95,099             77,064
                                     -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)             (668,552)            39,045             (5,268)           (66,959)            (4,007)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                 1,986,411                 --                 --                 --                 --
  Net realized gain (loss) from
    sales of investments                     2,839,362            156,973             72,942            206,430            341,145
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                4,825,773            156,973             72,942            206,430            341,145
  Change in unrealized gain (loss)           9,988,329          4,980,074            284,158          2,071,723            990,990
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                          14,814,102          5,137,047            357,100          2,278,153          1,332,135
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $      14,145,550  $       5,176,092  $         351,832  $       2,211,194  $       1,328,128
                                     =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                INVESCO V.I.
                                       INVESCO V.I.       INVESCO V.I.       INVESCO V.I.          VALUE           JANUS ASPEN
                                      GLOBAL HEALTH      MID CAP GROWTH     MID CAP GROWTH     OPPORTUNITIES        ENTERPRISE
                                        CARE FUND         FUND SERIES I      FUND SERIES II     FUND SERIES II       PORTFOLIO
                                      SERIES I SHARES       SHARES (A)         SHARES (A)         SHARES (A)       SERVICE SHARES
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          28,187  $           5,352  $           1,066  $          31,374  $           8,506

EXPENSES:
  Mortality and expense risk fees               49,066             17,369              6,041             32,493             30,107
  Administrative expense fees                    5,938              2,096                726              3,931              3,651
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                             55,004             19,465              6,767             36,424             33,758
                                     -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)              (26,817)           (14,113)            (5,701)            (5,050)           (25,252)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                        --                 --                 --                 --                 --
  Net realized gain (loss) from
    sales of investments                       169,352             39,523              4,844             15,508            218,190
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                  169,352             39,523              4,844             15,508            218,190
  Change in unrealized gain (loss)           1,095,005            393,801            142,147            696,079            437,255
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                           1,264,357            433,324            146,991            711,587            655,445
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $       1,237,540  $         419,211  $         141,290  $         706,537  $         630,193
                                     =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                          JANUS ASPEN
                                       JANUS ASPEN          OVERSEAS         MFS(R) MID CAP       MFS(R) NEW        MFS(R) TOTAL
                                      JANUS PORTFOLIO      PORTFOLIO         GROWTH SERIES     DISCOVERY SERIES    RETURN SERIES
                                      SERVICE SHARES     SERVICE SHARES      SERVICE CLASS       SERVICE CLASS     SERVICE CLASS
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          39,063  $         252,025  $              --  $              --  $         181,133

EXPENSES:
  Mortality and expense risk fees               73,379            102,543             20,764             48,783            137,268
  Administrative expense fees                    8,920             12,392              2,528              5,860             16,585
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                             82,299            114,935             23,292             54,643            153,853
                                     -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)              (43,236)           137,090            (23,292)           (54,643)            27,280
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                        --                 --              6,814             33,640                 --
  Net realized gain (loss) from
    sales of investments                       381,307            (64,544)            38,804            151,123            239,823
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                  381,307            (64,544)            45,618            184,763            239,823
  Change in unrealized gain (loss)           1,132,910            895,604            483,591          1,134,738          1,445,861
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                           1,514,217            831,060            529,209          1,319,501          1,685,684
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $       1,470,981  $         968,150  $         505,917  $       1,264,858  $       1,712,964
                                     =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                          OPPENHEIMER                                                OPPENHEIMER
                                                            CAPITAL          OPPENHEIMER         OPPENHEIMER           GLOBAL
                                      MFS(R) UTILITIES    APPRECIATION      CAPITAL INCOME      GLOBAL FUND/VA       STRATEGIC
                                          SERIES            FUND/VA         FUND/VA SERVICE        SERVICE         INCOME FUND/VA
                                      SERVICE CLASS      SERVICE SHARES       SHARES (A)          SHARES (A)       SERVICE SHARES
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $         118,606  $          14,721  $          46,088  $          93,444  $          86,314

EXPENSES:
  Mortality and expense risk fees               68,868             24,665             27,353            100,253             23,228
  Administrative expense fees                    8,270              2,977              3,283             12,107              2,811
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                             77,138             27,642             30,636            112,360             26,039
                                     -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)               41,468            (12,921)            15,452            (18,916)            60,275
                                     -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                   105,543                 --                 --                 --                 --
  Net realized gain (loss) from
    sales of investments                       200,209            136,222            (15,891)           247,522             (1,400)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                  305,752            136,222            (15,891)           247,522             (1,400)
  Change in unrealized gain (loss)             561,395            359,810            230,776          1,575,266            (93,111)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                             867,147            496,032            214,885          1,822,788            (94,511)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $         908,615  $         483,111  $         230,337  $       1,803,872  $         (34,236)
                                     =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2013

                                       OPPENHEIMER                           PIONEER REAL
                                       MAIN STREET        PIONEER FUND       ESTATE SHARES      T. ROWE PRICE
                                        FUND(R)/VA        VCT PORTFOLIO      VCT PORTFOLIO      INTERNATIONAL
                                      SERVICE SHARES        CLASS II           CLASS II        STOCK PORTFOLIO
                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                          $          19,157  $          30,667  $         158,089  $         192,277

EXPENSES:
  Mortality and expense risk fees               29,887             37,872             93,719            285,817
  Administrative expense fees                    3,590              4,587             11,335             34,529
                                     -----------------  -----------------  -----------------  -----------------
     Total expenses                             33,477             42,459            105,054            320,346
                                     -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)              (14,320)           (11,792)            53,035           (128,069)
                                     -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                        --            137,096            360,884                 --
  Net realized gain (loss) from
    sales of investments                       159,809            143,217            123,232            540,376
                                     -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                  159,809            280,313            484,116            540,376
  Change in unrealized gain (loss)             471,874            552,052           (478,434)         2,290,197
                                     -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                             631,683            832,365              5,682          2,830,573
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations    $         617,363  $         820,573  $          58,717  $       2,702,504
                                     =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                     ALLIANCEBERNSTEIN VPS GLOBAL    ALLIANCEBERNSTEIN VPS GROWTH     ALLIANCEBERNSTEIN VPS LARGE
                                       THEMATIC GROWTH PORTFOLIO         AND INCOME PORTFOLIO             CAP GROWTH PORTFOLIO
                                               CLASS B                         CLASS B                          CLASS A
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $       (6,730) $       (7,041) $      (54,818) $      (15,857) $     (117,610) $     (103,655)
   Net realized gain (loss)                  6,555          (9,711)        724,099        (254,661)        239,254          24,416
   Change in unrealized gain (loss)         94,787          68,503       5,426,329       3,439,320       2,567,602       1,393,428
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 94,612          51,751       6,095,610       3,168,802       2,689,246       1,314,189
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        --           7,668          55,767          16,523          28,990          10,015
   Withdrawals                             (24,066)        (35,338)     (1,715,157)     (3,221,865)       (723,652)     (1,449,130)
   Contract benefits                        (9,390)        (28,367)     (1,015,330)     (1,296,286)       (299,597)       (484,947)
   Contract charges                         (1,227)         (1,404)        (53,425)        (53,465)        (23,976)        (25,187)
   Transfers                                 7,883         (82,519)        (28,127)       (679,596)       (206,800)       (512,513)
   Other transfers from (to) the
     General Account                            19              --         194,457          90,637          48,820          26,179
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                          (26,781)       (139,960)     (2,561,815)     (5,144,052)     (1,176,215)     (2,435,583)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             67,831         (88,209)      3,533,795      (1,975,250)      1,513,031      (1,121,394)

 NET ASSETS:
   Beginning of year                       463,197         551,406      19,756,429      21,731,679       8,120,554       9,241,948
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      531,028  $      463,197  $   23,290,224  $   19,756,429  $    9,633,585  $    8,120,554
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                      ALLIANCEBERNSTEIN VPS LARGE        ALLIANCEBERNSTEIN VPS       ALLIANCEBERNSTEIN VPS VALUE
                                          CAP GROWTH PORTFOLIO      SMALL/MID CAP VALUE PORTFOLIO             PORTFOLIO
                                                CLASS B                         CLASS B                         CLASS B
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $      (56,640) $      (54,239) $      (47,909) $      (47,299) $       13,483  $        5,387
   Net realized gain (loss)                266,810         184,690         498,405         197,432          19,317         (64,970)
   Change in unrealized gain (loss)      1,028,295         429,979       1,024,641         513,250         543,932         286,666
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations              1,238,465         560,430       1,475,137         663,383         576,732         227,083
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     6,239           6,431           1,189             909              --           1,260
   Withdrawals                            (329,697)       (352,914)       (313,000)       (346,674)       (254,525)       (137,954)
   Contract benefits                      (170,081)        (97,146)        (18,695)       (142,193)        (23,465)        (52,479)
   Contract charges                         (9,106)         (9,083)         (9,235)         (8,436)         (3,473)         (3,214)
   Transfers                               (68,980)       (347,084)          3,955          (2,492)        188,709         (38,399)
   Other transfers from (to) the
     General Account                        36,775              68           2,951            (817)              4             306
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (534,850)       (799,728)       (332,835)       (499,703)        (92,750)       (230,480)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            703,615        (239,298)      1,142,302         163,680         483,982          (3,397)

NET ASSETS:
   Beginning of year                     3,770,625       4,009,923       4,328,810       4,165,130       1,694,822       1,698,219
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    4,474,240  $    3,770,625  $    5,471,112  $    4,328,810  $    2,178,804  $    1,694,822
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                         DWS CAPITAL GROWTH VIP        DWS LARGE CAP VALUE VIP         DWS SMALL CAP INDEX VIP
                                               CLASS A                         CLASS A                         CLASS A
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $       (3,300) $      (10,072) $       11,614  $       11,015  $        9,396  $      (16,182)
   Net realized gain (loss)                 70,383           3,590          42,734         (10,054)        348,037          80,795
   Change in unrealized gain (loss)        482,523         263,560         478,801         161,819         822,343         470,950
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                549,606         257,078         533,149         162,780       1,179,776         535,563
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    11,010          12,440           7,084             136           2,445           2,859
   Withdrawals                            (232,867)       (186,780)       (158,463)       (143,919)       (367,556)       (537,325)
   Contract benefits                       (77,059)        (61,077)        (99,516)        (71,608)       (187,149)       (558,918)
   Contract charges                         (5,351)         (5,566)         (5,018)         (5,194)         (7,601)         (8,228)
   Transfers                                79,321         (11,430)        (30,331)        (31,335)        435,561        (407,857)
   Other transfers from (to) the
     General Account                         7,078          18,524           9,629          14,214          34,047          14,100
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (217,868)       (233,889)       (276,615)       (237,706)        (90,253)     (1,495,369)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            331,738          23,189         256,534         (74,926)      1,089,523        (959,806)

 NET ASSETS:
   Beginning of year                     1,816,564       1,793,375       1,992,033       2,066,959       3,359,811       4,319,617
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    2,148,302  $    1,816,564  $    2,248,567  $    1,992,033  $    4,449,334  $    3,359,811
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                             FIDELITY VIP                    FIDELITY VIP
                                     EATON VANCE VT FLOATING-RATE       CONTRAFUND(R) PORTFOLIO         CONTRAFUND(R) PORTFOLIO
                                             INCOME FUND                      INITIAL CLASS                 SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $      160,436  $      250,718  $      (68,384) $      (37,422) $      (24,436) $      (11,251)
   Net realized gain (loss)                 55,586         106,954         668,308         348,653         255,205          62,560
   Change in unrealized gain (loss)        (32,235)        157,092       4,246,388       2,514,723         836,233         552,765
                                    --------------  --------------  --------------  --------------  --------------  -------------- -
   Net increase (decrease) in net
     assets from operations                183,787         514,764       4,846,312       2,825,954       1,067,002         604,074
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        40              --          10,869          11,058              24              24
   Withdrawals                            (788,933)     (1,634,847)     (1,666,208)     (3,725,285)       (661,721)       (575,414)
   Contract benefits                      (267,706)       (243,765)       (927,897)       (858,126)       (173,228)       (234,416)
   Contract charges                        (17,922)        (21,135)        (32,613)        (36,071)        (13,748)        (14,357)
   Transfers                              (326,457)       (262,455)        485,439        (939,264)       (283,707)          4,356
   Other transfers from (to) the
     General Account                        60,627          92,912         266,300          34,177          12,195          81,142
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                       (1,340,351)     (2,069,290)     (1,864,110)     (5,513,511)     (1,120,185)       (738,665)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                         (1,156,564)     (1,554,526)      2,982,202      (2,687,557)        (53,183)       (134,591)

 NET ASSETS:
   Beginning of year                     8,173,446       9,727,972      17,263,285      19,950,842       4,156,837       4,291,428
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    7,016,882  $    8,173,446  $   20,245,487  $   17,263,285  $    4,103,654  $    4,156,837
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                      FIDELITY VIP EQUITY-INCOME      FIDELITY VIP EQUITY-INCOME     FIDELITY VIP GROWTH & INCOME
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                            INITIAL CLASS                  SERVICE CLASS 2                   INITIAL CLASS
                                    ------------------------------  ------------------------------  ------------------------------
                                          2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $      401,225  $      601,679  $       34,951  $       62,253  $       16,892  $       30,039
   Net realized gain (loss)              2,777,603       1,625,068         339,672         203,877         250,567          83,980
   Change in unrealized gain (loss)      6,071,205       3,421,013         664,938         376,134         831,089         458,224
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations              9,250,033       5,647,760       1,039,561         642,264       1,098,548         572,243
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    85,182          26,722             986           1,116           6,129           5,972
   Withdrawals                          (3,281,579)     (3,773,956)       (496,772)       (448,715)       (290,780)       (574,321)
   Contract benefits                    (2,029,910)     (1,998,854)       (170,907)       (189,967)       (233,221)        (88,865)
   Contract charges                        (53,983)        (54,924)        (16,287)        (16,699)         (8,248)         (7,754)
   Transfers                              (701,868)     (1,132,191)       (251,573)       (108,235)        (97,036)        169,095
   Other transfers from (to) the
     General Account                       393,628         204,138          43,520           8,568           5,922              36
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                       (5,588,530)     (6,729,065)       (891,033)       (753,932)       (617,234)       (495,837)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                          3,661,503      (1,081,305)        148,528        (111,668)        481,314          76,406

NET ASSETS:
   Beginning of year                    37,321,912      38,403,217       4,303,107       4,414,775       3,645,349       3,568,943
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $   40,983,415  $   37,321,912  $    4,451,635  $    4,303,107  $    4,126,663  $    3,645,349
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                     FIDELITY VIP GROWTH & INCOME
                                              PORTFOLIO             FIDELITY VIP GROWTH PORTFOLIO   FIDELITY VIP GROWTH PORTFOLIO
                                           SERVICE CLASS 2                   INITIAL CLASS                  SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $        2,598  $        6,277  $     (337,526) $     (257,674) $      (21,046) $      (17,831)
   Net realized gain (loss)                 34,761          28,212         818,746         323,795         124,152          74,817
   Change in unrealized gain (loss)        230,566          93,381       8,432,728       3,763,151         368,427         164,134
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                267,925         127,870       8,913,948       3,829,272         471,533         221,120
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     2,400           2,400          26,626          27,823              64           1,536
   Withdrawals                             (73,841)        (59,106)     (2,072,651)     (2,835,657)       (289,642)       (199,499)
   Contract benefits                          (179)        (10,729)     (1,349,881)     (2,047,055)        (72,810)        (94,925)
   Contract charges                         (3,342)         (2,851)        (39,777)        (42,895)         (6,132)         (6,582)
   Transfers                               (16,893)         76,647        (424,768)       (702,486)         41,640        (102,719)
   Other transfers from (to) the
     General Account                         1,287              (3)        218,803         102,288          10,825           3,481
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                          (90,568)          6,358      (3,641,648)     (5,497,982)       (316,055)       (398,708)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            177,357         134,228       5,272,300      (1,668,710)        155,478        (177,588)

 NET ASSETS:
   Beginning of year                       882,728         748,500      27,825,209      29,493,919       1,596,986       1,774,574
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    1,060,085  $      882,728  $   33,097,509  $   27,825,209  $    1,752,464  $    1,596,986
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP                     FIDELITY VIP
                                        HIGH INCOME PORTFOLIO             HIGH INCOME PORTFOLIO     FIDELITY VIP MID CAP PORTFOLIO
                                             INITIAL CLASS                   SERVICE CLASS 2                 INITIAL CLASS
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $    1,081,746  $    1,127,725  $      127,901  $      154,935  $     (168,653) $     (155,572)
   Net realized gain (loss)                102,238         (70,693)         91,912          46,842       3,198,293       2,158,675
   Change in unrealized gain (loss)        (73,522)      2,199,699         (88,744)        216,891       2,363,791         360,511
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations              1,110,462       3,256,731         131,069         418,668       5,393,431       2,363,614
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    25,951          21,977             502             360           7,348          10,678
   Withdrawals                          (1,991,311)     (3,419,799)       (429,426)       (452,465)     (1,701,407)     (1,921,548)
   Contract benefits                      (904,220)     (1,455,287)       (253,099)       (161,625)     (1,146,858)       (896,022)
   Contract charges                        (34,881)        (38,998)        (10,299)        (11,999)        (31,628)        (32,642)
   Transfers                              (164,190)       (125,853)       (193,464)        204,718        (970,694)     (1,360,590)
   Other transfers from (to) the
     General Account                       130,682         203,377          53,170           5,305         202,158         151,565
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                       (2,937,969)     (4,814,583)       (832,616)       (415,706)     (3,641,081)     (4,048,559)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                         (1,827,507)     (1,557,852)       (701,547)          2,962       1,752,350      (1,684,945)

 NET ASSETS:
   Beginning of year                    26,677,042      28,234,894       3,545,952       3,542,990      17,414,391      19,099,336
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $   24,849,535  $   26,677,042  $    2,844,405  $    3,545,952  $   19,166,741  $   17,414,391
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                            FT VIP FRANKLIN
                                                                    FIDELITY VIP VALUE STRATEGIES          LARGE CAP GROWTH
                                    FIDELITY VIP MID CAP PORTFOLIO            PORTFOLIO                     SECURITIES FUND
                                            SERVICE CLASS 2                SERVICE CLASS 2                     CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $      (36,174) $      (33,393) $      (23,084) $      (28,032) $       (5,890) $       (8,594)
   Net realized gain (loss)                586,803         382,001         164,836          12,376          58,052          35,158
   Change in unrealized gain (loss)        420,101          88,899         626,194         604,124         310,586         123,635
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                970,730         437,507         767,946         588,468         362,748         150,199
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        24              24             996           2,177              --              --
   Withdrawals                            (440,047)       (324,575)       (154,525)       (260,948)       (112,063)       (140,160)
   Contract benefits                      (164,286)       (116,968)        (51,917)        (37,769)        (23,265)        (47,687)
   Contract charges                        (10,702)        (10,685)         (4,858)         (4,133)         (3,118)         (2,892)
   Transfers                              (126,235)       (320,032)       (167,501)       (105,273)         31,493         (14,887)
   Other transfers from (to) the
     General Account                        36,751          16,546          34,331            (910)          3,418          35,578
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (704,495)       (755,690)       (343,474)       (406,856)       (103,535)       (170,048)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            266,235        (318,183)        424,472         181,612         259,213         (19,849)

 NET ASSETS:
   Beginning of year                     3,236,081       3,554,264       2,739,384       2,557,772       1,406,816       1,426,665
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    3,502,316  $    3,236,081  $    3,163,856  $    2,739,384  $    1,666,029  $    1,406,816
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                       FT VIP FRANKLIN SMALL CAP    FT VIP FRANKLIN SMALL-MID CAP           FT VIP MUTUAL
                                        VALUE SECURITIES FUND           GROWTH SECURITIES FUND           SHARES SECURITIES FUND
                                                CLASS 2                        CLASS 2                          CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $       (4,779) $      (28,356) $      (87,713) $     (102,650) $      109,450  $      101,432
   Net realized gain (loss)                366,646         115,527         712,141         934,065         617,201         196,777
   Change in unrealized gain (loss)      1,156,474         632,457       1,316,061        (154,023)      3,241,657       1,728,907
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations              1,518,341         719,628       1,940,489         677,392       3,968,308       2,027,116
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     1,906           3,851           7,627          11,173           4,896           6,356
   Withdrawals                            (381,986)       (386,660)       (557,212)     (1,735,323)     (1,505,706)     (1,730,163)
   Contract benefits                      (253,003)       (142,021)       (238,212)       (226,639)       (728,857)       (577,756)
   Contract charges                        (11,011)        (10,022)        (14,388)        (17,608)        (34,158)        (34,927)
   Transfers                                77,516             823        (218,832)       (363,128)       (463,290)       (795,516)
   Other transfers from (to) the
     General Account                         5,899             389          18,888          67,497         160,358          60,712
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (560,679)       (533,640)     (1,002,129)     (2,264,028)     (2,566,757)     (3,071,294)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            957,662         185,988         938,360      (1,586,636)      1,401,551      (1,044,178)

 NET ASSETS:
   Beginning of year                     4,702,715       4,516,727       5,878,278       7,464,914      16,200,223      17,244,401
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    5,660,377  $    4,702,715  $    6,816,638  $    5,878,278  $   17,601,774  $   16,200,223
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                       FT VIP TEMPLETON FOREIGN      GOLDMAN SACHS VIT CORE FIXED   GOLDMAN SACHS VIT EQUITY INDEX
                                            SECURITIES FUND                  INCOME FUND                         FUND
                                                CLASS 2                     SERVICE SHARES                  SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $       69,443  $      109,086  $      547,928  $      535,340  $       70,902  $      133,316
   Net realized gain (loss)                125,876         (89,707)        440,422         571,673       2,766,965       1,972,324
   Change in unrealized gain (loss)      1,197,252       1,058,491      (2,522,057)      2,063,700       7,540,696       3,155,000
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations              1,392,571       1,077,870      (1,533,707)      3,170,713      10,378,563       5,260,640
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    11,484          12,696          94,095          29,959          52,974          18,540
   Withdrawals                            (658,528)       (708,867)     (5,143,380)     (7,569,635)     (3,653,831)     (3,984,462)
   Contract benefits                      (325,020)       (208,151)     (3,094,590)     (2,547,126)     (2,766,690)     (3,019,399)
   Contract charges                        (14,073)        (13,621)       (100,002)       (117,607)        (53,867)        (57,216)
   Transfers                               (91,099)         36,407        (802,924)        467,842        (693,142)       (271,930)
   Other transfers from (to) the
     General Account                        26,756          12,883         408,154         202,601         474,384         229,854
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                       (1,050,480)       (868,653)     (8,638,647)     (9,533,966)     (6,640,172)     (7,084,613)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            342,091         209,217     (10,172,354)     (6,363,253)      3,738,391      (1,823,973)

 NET ASSETS:
   Beginning of year                     7,176,156       6,966,939      58,321,198      64,684,451      37,616,896      39,440,869
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    7,518,247  $    7,176,156  $   48,148,844  $   58,321,198  $   41,355,287  $   37,616,896
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                        GOLDMAN SACHS VIT GLOBAL       GOLDMAN SACHS VIT GROWTH     GOLDMAN SACHS VIT HIGH QUALITY
                                         MARKETS NAVIGATOR FUND            OPPORTUNITIES FUND             FLOATING RATE FUND
                                             SERVICE SHARES                  SERVICE SHARES                SERVICE SHARES (A)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $          (71) $          (38) $     (447,798) $     (432,116) $     (122,017) $     (104,598)
   Net realized gain (loss)                    264             984       2,524,789       2,398,119         113,213         672,592
   Change in unrealized gain (loss)            620              --       6,362,600       3,062,136        (134,841)       (328,035)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                    813             946       8,439,591       5,028,139        (143,645)        239,959
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        --              --          22,325          14,350           2,811           2,850
   Withdrawals                                 (74)             --      (2,544,481)     (2,889,173)     (1,718,526)     (1,664,155)
   Contract benefits                            --              --      (1,439,576)     (1,142,688)       (608,925)     (1,367,268)
   Contract charges                             --              --         (38,700)        (40,317)        (29,588)        (35,761)
   Transfers                                 9,893              --        (942,159)       (436,872)       (418,716)       (488,946)
   Other transfers from (to) the
     General Account                            --            (946)        255,468          98,774         108,038         278,683
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                            9,819            (946)     (4,687,123)     (4,395,926)     (2,664,906)     (3,274,597)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             10,632              --       3,752,468         632,213      (2,808,551)     (3,034,638)

 NET ASSETS:
   Beginning of year                            --              --      30,125,148      29,492,935      15,135,685      18,170,323
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $       10,632  $           --  $   33,877,616  $   30,125,148  $   12,327,134  $   15,135,685
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                       GOLDMAN SACHS VIT MID CAP    GOLDMAN SACHS VIT MONEY MARKET   GOLDMAN SACHS VIT STRATEGIC
                                              VALUE FUND                         FUND                         GROWTH FUND
                                            SERVICE SHARES                  SERVICE SHARES                   SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $     (192,615) $     (116,527) $     (477,746) $     (553,507) $     (668,552) $     (513,389)
   Net realized gain (loss)              2,473,636        (384,013)             --              --       4,825,773       2,147,321
   Change in unrealized gain (loss)      4,009,469       4,088,814              --              --       9,988,329       7,123,260
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations              6,290,490       3,588,274        (477,746)       (553,507)     14,145,550       8,757,192
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    38,905          28,434         126,319         181,014          72,270          43,854
   Withdrawals                          (2,191,778)     (3,411,329)     (6,380,110)     (9,066,448)     (4,066,450)     (5,108,720)
   Contract benefits                    (1,252,132)       (871,972)     (1,917,225)     (1,876,741)     (2,608,579)     (2,966,232)
   Contract charges                        (37,922)        (39,910)        (68,577)        (81,425)        (60,833)        (66,752)
   Transfers                              (368,059)       (563,731)      1,866,018         439,177      (1,118,766)     (1,077,995)
   Other transfers from (to) the
     General Account                       357,006         201,237       3,052,527       3,360,624         369,433         380,390
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                       (3,453,980)     (4,657,271)     (3,321,048)     (7,043,799)     (7,412,925)     (8,795,455)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                          2,836,510      (1,068,997)     (3,798,794)     (7,597,306)      6,732,625         (38,263)

 NET ASSETS:
   Beginning of year                    21,891,050      22,960,047      35,951,724      43,549,030      50,510,121      50,548,384
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $   24,727,560  $   21,891,050  $   32,152,930  $   35,951,724  $   57,242,746  $   50,510,121
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                      GOLDMAN SACHS VIT STRATEGIC    GOLDMAN SACHS VIT STRUCTURED        INVESCO V.I. AMERICAN
                                       INTERNATIONAL EQUITY FUND          U.S. EQUITY FUND                   FRANCHISE FUND
                                            SERVICE SHARES                 SERVICE SHARES                 SERIES I SHARES (A)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $       39,045  $      113,294  $       (5,268) $          171  $      (66,959) $      (82,605)
   Net realized gain (loss)                156,973        (556,177)         72,942          35,452         206,430         (41,597)
   Change in unrealized gain (loss)      4,980,074       4,827,213         284,158         121,038       2,071,723         477,663
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations              5,176,092       4,384,330         351,832         156,661       2,211,194         353,461
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    76,559          36,842             986           4,076          20,283           7,464
   Withdrawals                          (2,140,866)     (2,416,106)        (76,189)       (112,749)       (684,463)       (539,783)
   Contract benefits                    (1,224,101)       (932,738)       (170,745)        (97,100)       (486,980)       (290,853)
   Contract charges                        (38,323)        (39,580)         (1,783)         (2,299)        (16,373)        (14,587)
   Transfers                              (560,747)        470,500         122,130        (194,188)       (331,505)      3,072,311
   Other transfers from (to) the
     General Account                       342,607         270,857          15,740           5,057          31,755          39,460
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                       (3,544,871)     (2,610,225)       (109,861)       (397,203)     (1,467,283)      2,274,012
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                          1,631,221       1,774,105         241,971        (240,542)        743,911       2,627,473

 NET ASSETS:
   Beginning of year                    25,406,225      23,632,120       1,115,511       1,356,053       6,541,339       3,913,866
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $   27,037,446  $   25,406,225  $    1,357,482  $    1,115,511  $    7,285,250  $    6,541,339
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                             INVESCO V.I.                     INVESCO V.I.
                                    INVESCO V.I. CORE EQUITY FUND      GLOBAL HEALTH CARE FUND           MID CAP GROWTH FUND
                                            SERIES I SHARES                 SERIES I SHARES              SERIES I SHARES (A)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $       (4,007) $      (24,292) $      (26,817) $      (59,153) $      (14,113) $      (12,444)
   Net realized gain (loss)                341,145         154,025         169,352         391,993          39,523          (9,424)
   Change in unrealized gain (loss)        990,990         507,398       1,095,005         420,996         393,801         (23,028)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations              1,328,128         637,131       1,237,540         753,836         419,211         (44,896)
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     6,779           9,343          13,230          15,635           3,710           2,289
   Withdrawals                            (429,544)       (437,227)       (261,684)     (1,603,115)       (103,330)        (57,811)
   Contract benefits                      (322,175)       (374,586)       (131,465)       (263,868)        (43,320)        (12,938)
   Contract charges                        (13,651)        (13,612)         (9,118)        (10,510)         (3,546)         (2,317)
   Transfers                              (267,429)        (72,717)        767,036         115,743        (114,858)      1,423,104
   Other transfers from (to) the
     General Account                        11,949          52,873          15,740          63,256              (1)             (5)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                       (1,014,071)       (835,926)        393,739      (1,682,859)       (261,345)      1,352,322
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            314,057        (198,795)      1,631,279        (929,023)        157,866       1,307,426

 NET ASSETS:
   Beginning of year                     5,264,569       5,463,364       3,079,371       4,008,394       1,307,426              --
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    5,578,626  $    5,264,569  $    4,710,650  $    3,079,371  $    1,465,292  $    1,307,426
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                           INVESCO V.I. VALUE                 JANUS ASPEN
                                     INVESCO V.I. MID CAP GROWTH           OPPORTUNITIES FUND            ENTERPRISE PORTFOLIO
                                       FUND SERIES II SHARES (A)          SERIES II SHARES (A)               SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $       (5,701) $       (4,080) $       (5,050) $       (5,178) $      (25,252) $      (33,032)
   Net realized gain (loss)                  4,844          (7,837)         15,508        (104,963)        218,190         176,063
   Change in unrealized gain (loss)        142,147          (6,955)        696,079         467,500         437,255         200,105
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                141,290         (18,872)        706,537         357,359         630,193         343,136
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     7,345             223           5,822           8,820             189           1,017
   Withdrawals                             (21,304)        (38,320)       (244,380)       (287,941)       (182,067)       (224,562)
   Contract benefits                       (17,690)           (724)       (137,341)        (27,255)        (28,548)       (205,747)
   Contract charges                           (974)           (732)         (6,032)         (6,040)         (5,774)         (5,722)
   Transfers                               115,595         452,317          29,347         (28,173)       (285,246)         59,795
   Other transfers from (to) the
     General Account                         4,293             873          11,972              84              17          21,939
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                           87,265         413,637        (340,612)       (340,505)       (501,429)       (353,280)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            228,555         394,765         365,925          16,854         128,764         (10,144)

 NET ASSETS:
   Beginning of year                       394,765              --       2,368,777       2,351,923       2,364,060       2,374,204
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $      623,320  $      394,765  $    2,734,702  $    2,368,777  $    2,492,824  $    2,364,060
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                      JANUS ASPEN JANUS PORTFOLIO   JANUS ASPEN OVERSEAS PORTFOLIO   MFS(R) MID CAP GROWTH SERIES
                                             SERVICE SHARES                  SERVICE SHARES                  SERVICE CLASS
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $      (43,236) $      (57,752) $      137,090  $      (78,089) $      (23,292) $      (21,302)
   Net realized gain (loss)                381,307         390,711         (64,544)        720,694          45,618          15,831
   Change in unrealized gain (loss)      1,132,910         609,153         895,604         291,280         483,591         218,137
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations              1,470,981         942,112         968,150         933,885         505,917         212,666
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    32,333           5,570           6,139           7,938              --              --
   Withdrawals                            (554,542)       (688,934)       (881,002)     (1,088,129)       (113,725)       (179,222)
   Contract benefits                      (296,688)       (286,390)       (275,761)       (517,912)        (10,997)        (51,531)
   Contract charges                        (14,973)        (15,168)        (16,327)        (19,734)         (3,272)         (3,226)
   Transfers                              (200,068)       (224,642)       (494,817)     (1,142,118)         61,469         (66,005)
   Other transfers from (to) the
     General Account                        32,932          37,805          70,100          39,127             950              51
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                       (1,001,006)     (1,171,759)     (1,591,668)     (2,720,828)        (65,575)       (299,933)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            469,975        (229,647)       (623,518)     (1,786,943)        440,342         (87,267)

 NET ASSETS:
   Beginning of year                     5,727,846       5,957,493       8,802,939      10,589,882       1,447,105       1,534,372
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    6,197,821  $    5,727,846  $    8,179,421  $    8,802,939  $    1,887,447  $    1,447,105
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                      MFS(R) NEW DISCOVERY SERIES     MFS(R) TOTAL RETURN SERIES       MFS(R) UTILITIES SERIES
                                             SERVICE CLASS                  SERVICE CLASS                   SERVICE CLASS
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $      (54,643) $      (41,941) $       27,280  $      126,459  $       41,468  $      286,135
   Net realized gain (loss)                184,763         357,195         239,823         153,056         305,752         155,922
   Change in unrealized gain (loss)      1,134,738         213,603       1,445,861         670,894         561,395         191,309
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations              1,264,858         528,857       1,712,964         950,409         908,615         633,366
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       511             443           7,579          15,611           2,286          32,778
   Withdrawals                            (263,129)       (286,749)       (848,067)     (1,308,897)       (448,187)       (504,585)
   Contract benefits                      (195,212)       (158,331)       (436,840)       (466,847)       (149,198)       (290,114)
   Contract charges                         (7,562)         (6,780)        (22,145)        (22,795)         (9,760)         (9,729)
   Transfers                               (61,471)        760,586         765,055         800,888         (15,265)       (428,886)
   Other transfers from (to) the
     General Account                        46,074             859          23,813             (38)         68,943           3,160
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (480,789)        310,028        (510,605)       (982,078)       (551,181)     (1,197,376)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            784,069         838,885       1,202,359         (31,669)        357,434        (564,010)

 NET ASSETS:
   Beginning of year                     3,413,078       2,574,193      10,287,219      10,318,888       5,126,257       5,690,267
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    4,197,147  $    3,413,078  $   11,489,578  $   10,287,219  $    5,483,691  $    5,126,257
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                          OPPENHEIMER CAPITAL             OPPENHEIMER CAPITAL
                                          APPRECIATION FUND/VA               INCOME FUND/VA           OPPENHEIMER GLOBAL FUND/VA
                                             SERVICE SHARES                SERVICE SHARES (A)              SERVICE SHARES (A)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $      (12,921) $      (20,179) $       15,452  $       (4,735) $      (18,916) $       40,123
   Net realized gain (loss)                136,222          50,377         (15,891)        (65,673)        247,522          84,850
   Change in unrealized gain (loss)        359,810         200,140         230,776         291,202       1,575,266       1,153,087
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                483,111         230,338         230,337         220,794       1,803,872       1,278,060
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       284             284              --              --           3,524          18,068
   Withdrawals                            (243,077)       (110,484)       (161,695)       (108,346)       (559,209)       (838,451)
   Contract benefits                      (102,325)        (72,592)       (108,063)       (136,913)       (152,293)       (278,758)
   Contract charges                         (4,230)         (4,218)         (3,204)         (3,130)        (13,351)        (12,653)
   Transfers                               (63,453)        (12,772)        209,500        (119,348)        343,644        (211,424)
   Other transfers from (to) the
     General Account                        29,445             (38)            698           4,936          28,368           9,479
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (383,356)       (199,820)        (62,764)       (362,801)       (349,317)     (1,313,739)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             99,755          30,518         167,573        (142,007)      1,454,555         (35,679)

 NET ASSETS:
   Beginning of year                     1,957,117       1,926,599       2,073,130       2,215,137       7,348,901       7,384,580
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    2,056,872  $    1,957,117  $    2,240,703  $    2,073,130  $    8,803,456  $    7,348,901
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                     OPPENHEIMER GLOBAL STRATEGIC             OPPENHEIMER
                                             INCOME FUND/VA             MAIN STREET FUND(R)/VA        PIONEER FUND VCT PORTFOLIO
                                             SERVICE SHARES                 SERVICE SHARES                     CLASS II
                                    ------------------------------  ------------------------------  ------------------------------
                                         2013            2012            2013            2012            2013            2012
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $       60,275  $       (4,329) $      (14,320) $      (17,062) $      (11,792) $       (4,615)
   Net realized gain (loss)                 (1,400)          1,071         159,809          57,157         280,313         140,349
   Change in unrealized gain (loss)        (93,111)         28,463         471,874         190,494         552,052         116,249
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                (34,236)         25,205         617,363         230,589         820,573         251,983
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       552              60             558             504              57              57
   Withdrawals                            (183,280)        (29,025)        (98,997)       (195,185)       (210,509)       (270,426)
   Contract benefits                       (39,435)            (56)        (91,767)        (72,727)       (219,816)       (134,005)
   Contract charges                         (3,888)           (671)         (2,896)         (2,965)         (7,125)         (7,692)
   Transfers                               411,013       1,697,568        (382,117)      1,286,320        (205,809)       (113,215)
   Other transfers from (to) the
     General Account                         1,747              13           3,139          14,427          (4,390)         40,926
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                          186,709       1,667,889        (572,080)      1,030,374        (647,592)       (484,355)
                                    --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            152,473       1,693,094          45,283       1,260,963         172,981        (232,372)

 NET ASSETS:
   Beginning of year                     1,693,094              --       2,522,875       1,261,912       2,880,115       3,112,487
                                    --------------  --------------  --------------  --------------  --------------  --------------
   End of year                      $    1,845,567  $    1,693,094  $    2,568,158  $    2,522,875  $    3,053,096  $    2,880,115
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                    PIONEER REAL ESTATE SHARES VCT
                                              PORTFOLIO              T. ROWE PRICE INTERNATIONAL
                                               CLASS II                     STOCK PORTFOLIO
                                    ------------------------------  ------------------------------
                                         2013             2012           2013            2012
                                    --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)     $       53,035  $       56,719  $     (128,069) $      (43,922)
   Net realized gain (loss)                484,116          53,858         540,376         456,246
   Change in unrealized gain (loss)       (478,434)        944,834       2,290,197       3,314,772
                                    --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 58,717       1,055,411       2,702,504       3,727,096
                                    --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    12,631          10,440          92,958          25,994
   Withdrawals                            (728,279)       (998,902)     (1,786,357)     (3,759,798)
   Contract benefits                      (363,518)       (408,228)       (762,819)       (805,926)
   Contract charges                        (14,303)        (15,672)        (44,373)        (49,329)
   Transfers                                60,951        (112,212)        (54,186)        246,611
   Other transfers from (to) the
     General Account                       118,964         169,912         194,387         212,190
                                    --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (913,554)     (1,354,662)     (2,360,390)     (4,130,258)
                                    --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                           (854,837)       (299,251)        342,114        (403,162)

 NET ASSETS:
   Beginning of year                     7,659,897       7,959,148      23,036,217      23,439,379
                                    --------------  --------------  --------------  --------------
   End of year                      $    6,805,060  $    7,659,897  $   23,378,331  $   23,036,217
                                    ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Commonwealth Select Separate Account (the "Separate Account"), which funds the Commonwealth Select Acclaim, Commonwealth Select Charter, Commonwealth Select Resource, Commonwealth Select Resource II, Commonwealth Select Reward and Commonwealth Select Optim-L annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on March 5, 1992, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

     Prior to April 30, 2013, Commonwealth Annuity was a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective April 30, 2013, Goldman Sachs contributed several of its insurance subsidiaries, including Commonwealth Annuity, to GAFG, a newly formed holding company, and to certain subsidiaries of GAFG. Goldman Sachs owns approximately 20% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 80% of the outstanding ordinary shares.

     Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Global Atlantic (Fin) Company, and is a wholly-owned indirect subsidiary of GAFG.

     Fifty-nine Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year.

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
DWS Variable Series I
DWS Variable Series II
Eaton Vance Variable Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust
Oppenheimer Variable Account Funds

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 1 - ORGANIZATION (CONTINUED)

FUND GROUPS (CONTINUED)
Pioneer Variable Contracts Trust
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     The following Underlying Funds were renamed as indicated:

DATE               NEW NAME                                                OLD NAME
----               --------                                                --------
April 29, 2013     Invesco V.I. American Franchise Fund Series I           Invesco Van Kampen V.I. American Franchise Fund
                     Shares                                                  Series I Shares
April 29, 2013     Invesco V.I. Mid Cap Growth Fund Series I Shares        Invesco Van Kampen V.I. Mid Cap Growth Fund
                                                                             Series I Shares
April 29, 2013     Invesco V.I. Mid Cap Growth Fund Series II              Invesco Van Kampen V.I. Mid Cap Growth Fund
                     Shares                                                  Series II Shares
April 29, 2013     Invesco V.I. Value Opportunities Fund Series II         Invesco Van Kampen V.I. Value Opportunities
                     Shares                                                  Fund Series II Shares
April 30, 2013     Goldman Sachs VIT High Quality Floating Rate            Goldman Sachs VIT Government Income Fund
                     Fund Service Shares                                     Service Shares
April 30, 2013     Oppenheimer Capital Income Fund/VA Service Shares       Oppenheimer Balanced Fund/VA Service Shares
April 30, 2013     Oppenheimer Global Fund/VA Service Shares               Oppenheimer Global Securities Fund/VA Service Shares

     From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Account is closed to new payment allocations and transfers:

CLOSED SUB-ACCOUNT
Eaton Vance VT Floating-Rate Income Fund
Invesco V.I. Mid Cap Growth Fund Series I Shares

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     SUBSEQUENT EVENTS - For the year ended December 31, 2013, Commonwealth Annuity evaluated subsequent events through April 17, 2014; the issuance date of the financial statements.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
(loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FINANCIAL INSTRUMENTS - The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

     U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

                         Basis of Fair Value Measurement

     Level 1 Inputs are adjusted quoted prices in active markets to which Commonwealth Annuity had access at the measurement date for identical, unrestricted assets or liabilities.

     Level 2 Inputs to valuation techniques are observable either directly or indirectly.

     Level 3 One or more inputs to valuation techniques are both significant and unobservable.

     The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. Depending on the product the assumed investment return can be 3.0, 3.5, 5.0, or 7.0 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     UNITS OUTSTANDING AND UNIT FAIR VALUES BY DISTRIBUTION CATEGORY - The units outstanding represent the total number of units outstanding for the Sub-Account for the noted distribution category. A dash denotes the Sub-Account has no investors. The unit fair value is the measurement used in determining the value of a unit. The unit fair value varies to reflect the investment experience of the Sub-Account and any assessment of charges against the Sub-Account's net assets. A dash denotes the investment option is not available for the noted distribution category.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account ("GPA"). The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The GPA is included in Separate Account GPA, a non-registered Separate Account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods.

     Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and GPA) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

payments to Contract Owners and beneficiaries made under the terms of the Contracts and amounts that Contract Owners have requested to be withdrawn and paid to them. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the GPA. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2013.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Commonwealth Annuity is that annuitants may live for a longer time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

     A contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, Commonwealth Annuity offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. Commonwealth Annuity may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. For more detailed information about fees and charges, refer to the product prospectuses. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis. Contract fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account ("Unit Fair Value") or deducted from individual contracts ("Individual Contract"). Current fees and charges are summarized in the following table. For more detailed information about fees and charges, refer to the product prospectuses.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

                                                                      COMMONWEALTH
                                                                    SELECT RESOURCE
                                                                          AND
                                                                      COMMONWEALTH
                              COMMONWEALTH        COMMONWEALTH      SELECT RESOURCE      COMMONWEALTH        COMMONWEALTH
                             SELECT ACCLAIM      SELECT CHARTER            II            SELECT REWARD      SELECT OPTIM-L
                            ------------------  -----------------   -----------------  ------------------  -----------------
Mortality and Expense Risk
  Frequency                       Daily              Daily               Daily               Daily              Daily
  Deduction Method           Unit Fair Value    Unit Fair Value     Unit Fair Value     Unit Fair Value    Unit Fair Value
  Rate (Annual)                   1.20%              1.25%               1.25%               1.25%              1.60%

Administrative Expense
  Frequency                       Daily              Daily               Daily               Daily              Daily
  Deduction Method           Unit Fair Value    Unit Fair Value     Unit Fair Value     Unit Fair Value    Unit Fair Value
  Rate (Annual)                   0.15%              0.15%               0.15%               0.15%              0.15%

Contract Fee
  Frequency                   Annually, and      Annually, and       Annually, and       Annually, and      Annually, and
                                upon full          upon full           upon full           upon full          upon full
                            surrender of the      surrender of        surrender of     surrender of the      surrender of
                                contract          the contract        the contract         contract          the contract
  Deduction Method             Individual          Individual          Individual         Individual          Individual
                                Contract            Contract            Contract           Contract            Contract
  Maximum Annual Fee               $35                $35                 $30                 $35                $35

Optional Rider Fees
  Frequency                      Monthly            Monthly             Monthly             Monthly            Monthly
  Deduction Method             Individual          Individual          Individual         Individual          Individual
                                Contract            Contract            Contract           Contract            Contract
  Rate (Annual)                0.15%-0.70%        0.15%-0.50%         0.15%-0.50%         0.20%-1.05%        0.25%-0.70%

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8.5% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of these fees and charges are available in the product prospectuses.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2013, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of the Goldman Sachs VIT funds.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     The Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.23% to 0.99% of the fund's average daily net assets. According to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate ranging from 0.04% to 0.25% of the fund's average daily net assets.

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO CLASS B
  Issuance of Units                                                                      41,174          81,130
  Redemption of Units                                                                   (66,421)       (234,858)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (25,247)       (153,728)
                                                                                   ============    ============

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO CLASS B
  Issuance of Units                                                                   1,778,464       2,204,954
  Redemption of Units                                                                (3,491,970)     (6,368,189)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,713,506)     (4,163,235)
                                                                                   ============    ============

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS A
  Issuance of Units                                                                     215,185       1,027,936
  Redemption of Units                                                                (1,344,384)     (3,814,752)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,129,199)     (2,786,816)
                                                                                   ============    ============

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
  Issuance of Units                                                                     241,639         487,204
  Redemption of Units                                                                  (774,411)     (1,420,139)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (532,772)       (932,935)
                                                                                   ============    ============

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
  Issuance of Units                                                                     229,800         114,581
  Redemption of Units                                                                  (389,399)       (401,675)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (159,599)       (287,094)
                                                                                   ============    ============

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
  Issuance of Units                                                                     249,394          74,281
  Redemption of Units                                                                  (315,326)       (282,611)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (65,932)       (208,330)
                                                                                   ============    ============

DWS CAPITAL GROWTH VIP CLASS A
  Issuance of Units                                                                     452,612         395,751
  Redemption of Units                                                                  (834,117)       (813,356)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (381,505)       (417,605)
                                                                                   ============    ============

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
DWS LARGE CAP VALUE VIP CLASS A
  Issuance of Units                                                                      71,117         132,198
  Redemption of Units                                                                  (296,160)       (354,791)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (225,043)       (222,593)
                                                                                   ============    ============

DWS SMALL CAP INDEX VIP CLASS A
  Issuance of Units                                                                     391,703         231,754
  Redemption of Units                                                                  (453,656)     (1,194,725)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (61,953)       (962,971)
                                                                                   ============    ============

EATON VANCE VT FLOATING-RATE INCOME FUND
  Issuance of Units                                                                     167,450         174,832
  Redemption of Units                                                                (1,196,303)     (1,826,859)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,028,853)     (1,652,027)
                                                                                   ============    ============

FIDELITY VIP CONTRAFUND(R) PORTFOLIO INITIAL CLASS
  Issuance of Units                                                                   1,106,350         860,493
  Redemption of Units                                                                (2,164,775)     (4,535,501)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,058,425)     (3,675,008)
                                                                                   ============    ============

FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     134,874         339,045
  Redemption of Units                                                                  (757,821)       (822,010)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (622,947)       (482,965)
                                                                                   ============    ============

FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
  Issuance of Units                                                                     537,957         689,146
  Redemption of Units                                                                (2,370,443)     (3,350,791)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,832,486)     (2,661,645)
                                                                                   ============    ============

FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                      99,892         299,826
  Redemption of Units                                                                  (695,215)       (912,052)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (595,323)       (612,226)
                                                                                   ============    ============

FIDELITY VIP GROWTH & INCOME PORTFOLIO INITIAL CLASS
  Issuance of Units                                                                     327,787         552,058
  Redemption of Units                                                                  (772,708)     (1,010,078)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (444,921)       (458,020)
                                                                                   ============    ============

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                      14,808         174,879
  Redemption of Units                                                                   (81,460)       (166,497)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (66,652)          8,382
                                                                                   ============    ============

FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
  Issuance of Units                                                                     355,170         508,495
  Redemption of Units                                                                (1,597,911)     (2,652,299)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,242,741)     (2,143,804)
                                                                                   ============    ============

FIDELITY VIP GROWTH PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     143,890          81,866
  Redemption of Units                                                                  (477,018)       (546,766)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (333,128)       (464,900)
                                                                                   ============    ============

FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
  Issuance of Units                                                                   1,180,383       1,447,577
  Redemption of Units                                                                (2,604,297)     (3,972,780)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,423,914)     (2,525,203)
                                                                                   ============    ============

FIDELITY VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     566,905         408,407
  Redemption of Units                                                                (1,038,574)       (660,689)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (471,669)       (252,282)
                                                                                   ============    ============

FIDELITY VIP MID CAP PORTFOLIO INITIAL CLASS
  Issuance of Units                                                                     200,297         365,472
  Redemption of Units                                                                (1,563,178)     (2,189,945)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,362,881)     (1,824,473)
                                                                                   ============    ============

FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                      68,942          74,111
  Redemption of Units                                                                  (338,772)       (412,247)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (269,830)       (338,136)
                                                                                   ============    ============

FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                                     230,990         308,976
  Redemption of Units                                                                  (399,349)       (594,501)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (168,359)       (285,525)
                                                                                   ============    ============

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
  Issuance of Units                                                                     114,073         131,512
  Redemption of Units                                                                  (190,705)       (274,385)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (76,632)       (142,873)
                                                                                   ============    ============

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
  Issuance of Units                                                                     205,608         349,318
  Redemption of Units                                                                  (482,022)       (671,532)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (276,414)       (322,214)
                                                                                   ============    ============

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
  Issuance of Units                                                                     264,970         634,283
  Redemption of Units                                                                (1,151,298)     (3,009,272)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (886,328)     (2,374,989)
                                                                                   ============    ============

FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
  Issuance of Units                                                                     326,573         479,853
  Redemption of Units                                                                (1,744,351)     (2,483,661)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,417,778)     (2,003,808)
                                                                                   ============    ============

FT VIP TEMPLETON FOREIGN SECURITIES FUND CLASS 2
  Issuance of Units                                                                     253,531         416,743
  Redemption of Units                                                                  (884,981)     (1,029,089)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (631,450)       (612,346)
                                                                                   ============    ============

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
  Issuance of Units                                                                   2,432,437       2,988,163
  Redemption of Units                                                                (6,693,026)     (7,612,731)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (4,260,589)     (4,624,568)
                                                                                   ============    ============

GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
  Issuance of Units                                                                   1,588,820       1,916,340
  Redemption of Units                                                                (7,153,401)     (8,948,313)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (5,564,581)     (7,031,973)
                                                                                   ============    ============

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE SHARES
  Issuance of Units                                                                       9,130         161,772
  Redemption of Units                                                                       (65)       (161,772)
                                                                                   ------------    ------------
    Net increase (decrease)                                                               9,065              --
                                                                                   ============    ============

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
  Issuance of Units                                                                     109,434         262,820
  Redemption of Units                                                                  (987,700)     (1,244,877)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (878,266)       (982,057)
                                                                                   ============    ============

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES (A)
  Issuance of Units                                                                   1,804,517       1,540,473
  Redemption of Units                                                                (3,747,575)     (3,916,196)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,943,058)     (2,375,723)
                                                                                   ============    ============

GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
  Issuance of Units                                                                     591,233         430,034
  Redemption of Units                                                                (1,890,366)     (2,551,404)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,299,133)     (2,121,370)
                                                                                   ============    ============

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
  Issuance of Units                                                                  10,539,386      11,408,840
  Redemption of Units                                                               (13,150,530)    (16,703,243)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (2,611,144)     (5,294,403)
                                                                                   ============    ============

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
  Issuance of Units                                                                     516,095       1,000,350
  Redemption of Units                                                                (3,308,682)     (4,918,361)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (2,792,587)     (3,918,011)
                                                                                   ============    ============

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
  Issuance of Units                                                                     508,321       1,878,569
  Redemption of Units                                                                (2,572,352)     (3,682,161)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (2,064,031)     (1,803,592)
                                                                                   ============    ============

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
  Issuance of Units                                                                     174,208          87,169
  Redemption of Units                                                                  (268,652)       (432,812)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (94,444)       (345,643)
                                                                                   ============    ============

INVESCO V.I. AMERICAN FRANCHISE FUND SERIES I SHARES (A)
  Issuance of Units                                                                     320,057       4,527,273
  Redemption of Units                                                                (2,014,982)     (1,631,504)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,694,925)      2,895,769
                                                                                   ============    ============

(a)  Name change.  See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
  Issuance of Units                                                                     136,984         280,831
  Redemption of Units                                                                (1,072,493)     (1,194,422)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (935,509)       (913,591)
                                                                                   ============    ============

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
  Issuance of Units                                                                     708,450         589,179
  Redemption of Units                                                                  (443,346)     (1,987,124)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             265,104      (1,397,945)
                                                                                   ============    ============

INVESCO V.I. MID CAP GROWTH FUND SERIES I SHARES (A)
  Issuance of Units                                                                      37,209       2,011,053
  Redemption of Units                                                                  (323,762)       (210,914)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (286,553)      1,800,139
                                                                                   ============    ============

INVESCO V.I. MID CAP GROWTH FUND SERIES II SHARES (A)
  Issuance of Units                                                                      83,169         499,053
  Redemption of Units                                                                   (30,696)       (194,678)
                                                                                   ------------    ------------
    Net increase (decrease)                                                              52,473         304,375
                                                                                   ============    ============

INVESCO V.I. VALUE OPPORTUNITIES FUND SERIES II SHARES (A)
  Issuance of Units                                                                     120,982         136,255
  Redemption of Units                                                                  (403,777)       (490,832)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (282,795)       (354,577)
                                                                                   ============    ============

JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
  Issuance of Units                                                                     226,585         649,846
  Redemption of Units                                                                  (727,459)     (1,148,028)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (500,874)       (498,182)
                                                                                   ============    ============

JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
  Issuance of Units                                                                     320,353         766,704
  Redemption of Units                                                                (1,475,379)     (2,341,262)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,155,026)     (1,574,558)
                                                                                   ============    ============

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
  Issuance of Units                                                                     360,750         850,247
  Redemption of Units                                                                (1,464,967)     (3,036,506)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,104,217)     (2,186,259)
                                                                                   ============    ============

(a)  Name change.  See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
  Issuance of Units                                                                      68,472          74,251
  Redemption of Units                                                                  (117,321)       (367,615)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (48,849)       (293,364)
                                                                                   ============    ============

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
  Issuance of Units                                                                     196,775         861,675
  Redemption of Units                                                                  (443,452)       (648,568)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (246,677)        213,107
                                                                                   ============    ============

MFS(R) TOTAL RETURN SERIES SERVICE CLASS
  Issuance of Units                                                                     728,041       1,021,759
  Redemption of Units                                                                (1,071,206)     (1,744,952)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (343,165)       (723,193)
                                                                                   ============    ============

MFS(R) UTILITIES SERIES SERVICE CLASS
  Issuance of Units                                                                     215,437         350,577
  Redemption of Units                                                                  (392,798)       (785,554)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (177,361)       (434,977)
                                                                                   ============    ============

OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
  Issuance of Units                                                                      53,922          61,055
  Redemption of Units                                                                  (348,147)       (235,654)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (294,225)       (174,599)
                                                                                   ============    ============

OPPENHEIMER CAPITAL INCOME FUND/VA SERVICE SHARES (A)
  Issuance of Units                                                                     296,837          75,644
  Redemption of Units                                                                  (350,423)       (416,034)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             (53,586)       (340,390)
                                                                                   ============    ============

OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES (A)
  Issuance of Units                                                                     406,158         342,433
  Redemption of Units                                                                  (591,434)     (1,191,510)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (185,276)       (849,077)
                                                                                   ============    ============

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
  Issuance of Units                                                                   1,591,614       4,608,841
  Redemption of Units                                                                (1,154,528)       (609,583)
                                                                                   ------------    ------------
    Net increase (decrease)                                                             437,086       3,999,258
                                                                                   ============    ============

(a)  Name change.  See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                       2013            2012
                                                                                   ------------    ------------
OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
  Issuance of Units                                                                     128,466       1,121,734
  Redemption of Units                                                                  (548,163)       (290,402)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (419,697)        831,332
                                                                                   ============    ============

PIONEER FUND VCT PORTFOLIO CLASS II
  Issuance of Units                                                                     160,838         120,939
  Redemption of Units                                                                  (664,311)       (572,401)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (503,473)       (451,462)
                                                                                   ============    ============

PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
  Issuance of Units                                                                     230,411         523,946
  Redemption of Units                                                                  (529,155)     (1,025,983)
                                                                                   ------------    ------------
    Net increase (decrease)                                                            (298,744)       (502,037)
                                                                                   ============    ============

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
  Issuance of Units                                                                     691,712       1,707,071
  Redemption of Units                                                                (2,140,084)     (4,434,421)
                                                                                   ------------    ------------
    Net increase (decrease)                                                          (1,448,372)     (2,727,350)
                                                                                   ============    ============

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2013 were as follows:

                             INVESTMENT PORTFOLIOS                                  PURCHASES          SALES
                             ---------------------                                  ---------          -----
AllianceBernstein VPS Global Thematic Growth Portfolio Class B                  $      42,225    $      75,736
AllianceBernstein VPS Growth and Income Portfolio Class B                           2,277,299        4,893,932
AllianceBernstein VPS Large Cap Growth Portfolio Class A                               60,290        1,354,116
AllianceBernstein VPS Large Cap Growth Portfolio Class B                              208,270          799,760
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                           796,713          892,916
AllianceBernstein VPS Value Portfolio Class B                                         346,847          426,115
DWS Capital Growth VIP Class A                                                        261,337          482,506
DWS Large Cap Value VIP Class A                                                       112,935          377,935
DWS Small Cap Index VIP Class A                                                       999,235          929,806
Eaton Vance VT Floating-Rate Income Fund                                              361,320        1,496,193
Fidelity VIP Contrafund(R) Portfolio Initial Class                                  1,599,256        3,526,511
Fidelity VIP Contrafund(R) Portfolio Service Class 2                                  185,785        1,329,284
Fidelity VIP Equity-Income Portfolio Initial Class                                  4,092,121        6,720,412
Fidelity VIP Equity-Income Portfolio Service Class 2                                  478,175        1,050,645
Fidelity VIP Growth & Income Portfolio Initial Class                                  453,407        1,053,749
Fidelity VIP Growth & Income Portfolio Service Class 2                                 30,592          118,562
Fidelity VIP Growth Portfolio Initial Class                                           580,893        4,539,709

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                             INVESTMENT PORTFOLIOS                                  PURCHASES          SALES
                             ---------------------                                  ---------          -----
Fidelity VIP Growth Portfolio Service Class 2                                   $     136,724    $     472,724
Fidelity VIP High Income Portfolio Initial Class                                    2,694,741        4,550,964
Fidelity VIP High Income Portfolio Service Class 2                                  1,081,056        1,785,772
Fidelity VIP Mid Cap Portfolio Initial Class                                        2,612,277        4,168,549
Fidelity VIP Mid Cap Portfolio Service Class 2                                        572,348          893,542
Fidelity VIP Value Strategies Portfolio Service Class 2                               413,640          780,198
FT VIP Franklin Large Cap Growth Securities Fund Class 2                              168,079          277,504
FT VIP Franklin Small Cap Value Securities Fund Class 2                               531,511        1,010,473
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2                          637,702        1,327,156
FT VIP Mutual Shares Securities Fund Class 2                                          781,434        3,238,740
FT VIP Templeton Foreign Securities Fund Class 2                                      521,659        1,502,697
Goldman Sachs VIT Core Fixed Income Fund Service Shares                             2,973,865       11,064,583
Goldman Sachs VIT Equity Index Fund Service Shares                                  1,451,800        8,021,071
Goldman Sachs VIT Global Markets Navigator Fund Service Shares                         10,155              149
Goldman Sachs VIT Growth Opportunities Fund Service Shares                          2,318,764        5,338,030
Goldman Sachs VIT High Quality Floating Rate Fund Service Shares (a)                1,619,653        4,336,691
Goldman Sachs VIT Mid Cap Value Fund Service Shares                                 3,135,482        4,902,655
Goldman Sachs VIT Money Market Fund Service Shares                                  8,627,852       12,426,646
Goldman Sachs VIT Strategic Growth Fund Service Shares                              2,443,766        8,538,832
Goldman Sachs VIT Strategic International Equity Fund Service Shares                  845,994        4,351,820
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares                          245,965          361,095
Invesco V.I. American Franchise Fund Series I Shares (a)                              149,484        1,683,726
Invesco V.I. Core Equity Fund Series I Shares                                         177,603        1,195,682
Invesco V.I. Global Health Care Fund Series I Shares                                  942,750          575,828
Invesco V.I. Mid Cap Growth Fund Series I Shares (a)                                   22,298          297,756
Invesco V.I. Mid Cap Growth Fund Series II Shares (a)                                 128,774           47,209
Invesco V.I. Value Opportunities Fund Series II Shares (a)                            154,078          499,741
Janus Aspen Enterprise Portfolio Service Shares                                       216,913          743,594
Janus Aspen Janus Portfolio Service Shares                                            247,043        1,291,285
Janus Aspen Overseas Portfolio Service Shares                                         507,677        1,962,256
MFS(R) Mid Cap Growth Series Service Class                                             86,389          168,443
MFS(R) New Discovery Series Service Class                                             313,761          815,553
MFS(R) Total Return Series Service Class                                            1,059,425        1,542,750
MFS(R) Utilities Series Service Class                                                 791,454        1,195,625
Oppenheimer Capital Appreciation Fund/VA Service Shares                                80,014          476,290
Oppenheimer Capital Income Fund/VA Service Shares (a)                                 383,817          431,128
Oppenheimer Global Fund/VA Service Shares (a)                                         748,434        1,116,667
Oppenheimer Global Strategic Income Fund/VA Service Shares                            695,821          448,837
Oppenheimer Main Street Fund(R)/VA Service Shares                                     216,332          802,731
Pioneer Fund VCT Portfolio Class II                                                   293,417          815,705
Pioneer Real Estate Shares VCT Portfolio Class II                                     995,516        1,495,150
T. Rowe Price International Stock Portfolio                                           644,461        3,132,920

(a)  Name change.  See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO CLASS B
2013               442,112      1.201087      1.208101         531,028       0.02        1.35       1.40      21.21       21.27
2012               467,359      0.990938      0.996179         463,197        N/A        1.35       1.40      11.66       11.71
2011               621,087      0.887482      0.891733         551,406       0.37        1.35       1.40     (24.48)     (24.45)
2010               838,984      1.175223      1.180247         986,482       2.12        1.35       1.40      16.92       16.98
2009             1,083,247      1.005112      1.008910       1,089,290        N/A        1.35       1.40      51.00       51.07
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO CLASS B
2013            13,579,531      1.703433      1.746145      23,290,224       1.14        1.35       1.40      32.71       32.78
2012            15,293,037      1.283588      1.315106      19,756,429       1.32        1.35       1.40      15.60       15.66
2011            19,456,272      1.110344      1.137027      21,731,679       1.11        1.35       1.40       4.58        4.64
2010            23,329,916      1.061674      1.086637      24,909,408        N/A        1.35       1.40      11.22       11.28
2009            28,896,610      0.954577      0.976514      27,738,162       3.52        1.35       1.40      18.66       18.72
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS A
2013             7,975,806      1.207851      1.207851       9,633,585       0.07        1.40       1.40      35.43       35.43
2012             9,105,005      0.891878      0.891878       8,120,554       0.29        1.40       1.40      14.76       14.76
2011            11,891,821      0.777160      0.777160       9,241,948       0.33        1.40       1.40      (4.40)      (4.40)
2010            14,435,889      0.812928      0.812928      11,735,338       0.49        1.40       1.40       8.56        8.56
2009            18,015,114      0.748838      0.748838      13,490,402       0.16        1.40       1.40      35.59       35.59
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
2013             3,786,111      1.251928      1.123974       4,474,240        N/A        1.35       1.40      35.08       35.15
2012             4,318,883      0.926794      0.831648       3,770,625       0.03        1.35       1.40      14.50       14.56
2011             5,251,818      0.809442      0.725977       4,009,923       0.09        1.35       1.40      (4.63)      (4.58)
2010             6,367,103      0.848727      0.760819       5,072,679       0.27        1.35       1.40       8.29        8.35
2009             9,128,223      1.220263      0.702192       6,703,628        N/A        1.35       1.75      34.71       35.26
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2013             2,151,590      2.537708      2.552712       5,471,112       0.42        1.35       1.40      35.71       35.78
2012             2,311,189      1.869978      1.880086       4,328,810       0.29        1.35       1.40      16.81       16.87
2011             2,598,283      1.600865      1.608697       4,165,130       0.26        1.35       1.40      (9.90)      (9.86)
2010             3,100,525      1.776814      1.784592       5,515,189       0.30        1.35       1.40      24.82       24.88
2009             3,389,178      1.423521      1.429025       4,828,726       0.81        1.35       1.40      40.66       40.73

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
2013             1,403,840      1.549778      1.559013       2,178,804       2.07        1.35       1.40      34.58       34.65
2012             1,469,772      1.151564      1.157844       1,694,822       1.71        1.35       1.40      13.92       13.98
2011             1,678,102      1.010811      1.015813       1,698,219       1.23        1.35       1.40      (5.13)      (5.08)
2010             2,275,730      1.065416      1.070139       2,426,883       1.75        1.35       1.40       9.86        9.92
2009             2,921,912      0.969796      0.973598       2,836,580       3.07        1.35       1.40      19.34       19.40
DWS CAPITAL GROWTH VIP CLASS A
2013             2,872,969      0.718298      0.864875       2,148,302       1.23        1.35       1.40      32.76       32.83
2012             3,254,474      0.541042      0.651114       1,816,564       0.86        1.35       1.40      14.43       14.48
2011             3,672,079      0.472830      0.568737       1,793,375        N/A        1.35       1.40     (11.81)     (11.78)
DWS LARGE CAP VALUE VIP CLASS A
2013             1,575,889      1.420514      1.453316       2,248,567       1.96        1.35       1.40      29.06       29.13
2012             1,800,932      1.100652      1.125495       1,992,033       1.94        1.35       1.40       8.25        8.31
2011             2,023,525      1.016756      1.039186       2,066,959        N/A        1.35       1.40      (8.32)      (8.29)
DWS SMALL CAP INDEX VIP CLASS A
2013             1,964,039      2.232901      2.349232       4,449,334       1.64        1.35       1.40      36.70       36.77
2012             2,025,992      1.633443      1.717683       3,359,811       0.98        1.35       1.40      14.62       14.68
2011             2,988,963      1.425033      1.497779       4,319,617       0.91        1.35       1.40      (5.75)      (5.71)
2010             3,263,632      1.512038      1.588417       4,996,804       0.90        1.35       1.40      24.63       24.69
2009             3,779,673      1.213269      1.273916       4,630,197       1.76        1.35       1.40      24.80       24.86
EATON VANCE VT FLOATING-RATE INCOME FUND
2013             5,331,973      1.313991      1.322658       7,016,882       3.51        1.35       1.40       2.40        2.45
2012             6,360,826      1.283250      1.291060       8,173,446       4.21        1.35       1.40       5.82        5.88
2011             8,012,853      1.212623      1.219391       9,727,972       4.23        1.35       1.40       1.11        1.16
2010            12,348,185      1.199296      1.205366      14,826,386       4.32        1.35       1.40       7.60        7.65
2009            12,691,202      1.114632      1.119705      14,160,916       4.83        1.35       1.40      42.29       42.36
FIDELITY VIP CONTRAFUND(R) PORTFOLIO INITIAL CLASS
2013            10,195,016      1.985822      1.985822      20,245,487       1.05        1.40       1.40      29.45       29.45
2012            11,253,441      1.534045      1.534045      17,263,285       1.22        1.40       1.40      14.79       14.79
2011            14,928,449      1.336431      1.336431      19,950,842       0.91        1.40       1.40      (3.89)      (3.89)
2010            19,184,057      1.390530      1.390530      26,676,007       1.19        1.40       1.40      15.58       15.58
2009            22,646,147      1.203123      1.203123      27,246,100       1.37        1.40       1.40      33.81       33.81

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2013             2,018,296      2.462674      2.032875       4,103,654       0.77        1.35       1.75      28.66       29.19
2012             2,641,243      1.914065      1.573605       4,156,837       1.10        1.35       1.75      14.11       14.57
2011             3,124,208      1.677399      1.373443       4,291,428       0.71        1.35       1.75      (4.49)      (4.10)
2010             4,141,396      1.756202      1.432138       5,931,592       0.99        1.35       1.75      14.88       15.35
2009             5,034,629      1.528703      1.241577       6,251,361       1.15        1.35       1.75      33.10       33.64
FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
2013            12,163,203      3.369459      3.369459      40,983,415       2.41        1.40       1.40      26.35       26.35
2012            13,995,689      2.666672      2.666672      37,321,912       2.97        1.40       1.40      15.67       15.67
2011            16,657,334      2.305484      2.305484      38,403,217       2.34        1.40       1.40      (0.44)      (0.44)
2010            20,244,279      2.315737      2.315737      46,880,425       1.73        1.40       1.40      13.54       13.54
2009            24,466,570      2.039613      2.039613      49,902,335       2.22        1.40       1.40      28.38       28.38
FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
2013             2,718,946      1.965086      1.637215       4,451,635       2.14        1.35       1.75      25.59       26.10
2012             3,314,269      1.564665      1.298324       4,303,107       2.75        1.35       1.75      15.01       15.48
2011             3,926,495      1.360486      1.124330       4,414,775       2.11        1.35       1.75      (1.11)      (0.71)
2010             5,051,361      1.375726      1.132319       5,719,856       1.48        1.35       1.75      12.91       13.37
2009             6,550,020      1.218449      0.998815       6,542,432       1.98        1.35       1.75      27.61       28.13
FIDELITY VIP GROWTH & INCOME PORTFOLIO INITIAL CLASS
2013             2,723,559      1.515173      1.515173       4,126,663       1.83        1.40       1.40      31.70       31.70
2012             3,168,480      1.150504      1.150504       3,645,349       2.24        1.40       1.40      16.91       16.91
2011             3,626,500      0.984129      0.984129       3,568,943       1.67        1.40       1.40       0.18        0.18
2010             4,549,300      0.982317      0.982317       4,468,855       0.70        1.40       1.40      13.26       13.26
2009             5,167,237      0.867299      0.867299       4,481,539       1.07        1.40       1.40      25.42       25.42
FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
2013               704,586      1.504551      1.504551       1,060,085       1.62        1.35       1.35      31.45       31.45
2012               771,238      1.144560      1.144560         882,728       2.11        1.35       1.35      16.65       16.65
2011               762,856      0.981181      0.981181         748,500       1.33        1.35       1.35      (0.01)      (0.01)
2010             1,220,043      0.981293      0.981293       1,197,220       0.51        1.35       1.35      13.00       13.00
2009             1,233,704      0.868384      0.868384       1,071,329       0.92        1.35       1.35      25.30       25.30

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2013             9,548,812      3.466139      3.466139      33,097,509       0.28        1.40       1.40      34.43       34.43
2012            10,791,553      2.578425      2.578425      27,825,209       0.56        1.40       1.40      13.08       13.08
2011            12,935,357      2.280101      2.280101      29,493,919       0.34        1.40       1.40      (1.20)      (1.20)
2010            15,689,287      2.307833      2.307833      36,208,255       0.27        1.40       1.40      22.44       22.44
2009            18,416,978      1.884945      1.884945      34,714,990       0.44        1.40       1.40      26.49       26.49
FIDELITY VIP GROWTH PORTFOLIO SERVICE CLASS 2
2013             1,496,545      1.171007      1.171007       1,752,464       0.05        1.35       1.35      34.16       34.16
2012             1,829,673      0.872826      0.872826       1,596,986       0.33        1.35       1.35      12.86       12.86
2011             2,294,573      0.773379      0.773379       1,774,574       0.12        1.35       1.35      (1.38)      (1.38)
2010             2,861,652      0.784222      0.784222       2,244,170       0.03        1.35       1.35      22.19       22.19
2009             3,792,198      1.147735      0.641806       2,434,282       0.19        1.35       1.75      25.72       26.24
FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2013            11,723,431      2.119647      2.119647      24,849,535       5.62        1.40       1.40       4.46        4.46
2012            13,147,345      2.029082      2.029082      26,677,042       5.53        1.40       1.40      12.63       12.63
2011            15,672,548      1.801551      1.801551      28,234,894       6.37        1.40       1.40       2.57        2.57
2010            18,609,720      1.756344      1.756344      32,685,070       7.36        1.40       1.40      12.23       12.23
2009            22,398,576      1.564938      1.564938      35,052,383       7.84        1.40       1.40      41.94       41.94
FIDELITY VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2
2013             1,572,829      1.808464      1.808464       2,844,405       5.40        1.35       1.35       4.27        4.27
2012             2,044,498      1.734388      1.734388       3,545,952       5.67        1.35       1.35      12.43       12.43
2011             2,296,780      1.542590      1.542590       3,542,990       5.62        1.35       1.35       2.32        2.32
2010             2,758,525      1.507687      1.507687       4,158,992       6.18        1.35       1.35      12.14       12.14
2009             4,508,521      1.344479      1.344479       6,061,611       8.98        1.35       1.35      41.53       41.53
FIDELITY VIP MID CAP PORTFOLIO INITIAL CLASS
2013             6,182,562      3.100129      3.100129      19,166,741       0.49        1.40       1.40      34.32       34.32
2012             7,545,443      2.307935      2.307935      17,414,391       0.58        1.40       1.40      13.22       13.22
2011             9,369,916      2.038368      2.038368      19,099,336       0.23        1.40       1.40     (11.87)     (11.87)
2010            11,869,765      2.312790      2.312790      27,452,273       0.36        1.40       1.40      27.03       27.03
2009            13,956,300      1.820634      1.820634      25,409,313       0.67        1.40       1.40      38.13       38.13

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2013             1,131,523      3.212169      3.095132       3,502,316       0.26        1.35       1.75      33.49       34.04
2012             1,401,353      2.406263      2.309194       3,236,081       0.37        1.35       1.75      12.56       13.02
2011             1,739,489      2.137798      2.043233       3,554,264       0.02        1.35       1.75     (12.41)     (12.06)
2010             2,297,292      2.440815      2.323371       5,337,566       0.12        1.35       1.75      26.32       26.84
2009             2,814,608      1.932216      1.831787       5,155,852       0.43        1.35       1.75      37.31       37.87
FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
2013             1,507,530      2.093867      2.106177       3,163,856       0.64        1.35       1.40      28.36       28.43
2012             1,675,889      1.631207      1.639958       2,739,384       0.35        1.35       1.40      25.29       25.35
2011             1,961,414      1.301974      1.308297       2,557,772       0.67        1.35       1.40     (10.31)     (10.27)
2010             2,482,607      1.451661      1.457975       3,608,499       0.28        1.35       1.40      24.57       24.63
2009             2,679,045      1.165348      1.169818       3,124,255       0.37        1.35       1.40      54.95       55.03
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
2013             1,078,024      1.544433      1.553566       1,666,029       1.02        1.35       1.40      26.83       26.90
2012             1,154,656      1.217683      1.224264       1,406,816       0.83        1.35       1.40      10.80       10.86
2011             1,297,529      1.099001      1.104381       1,426,665       0.62        1.35       1.40      (2.89)      (2.84)
2010             1,640,966      1.131660      1.136624       1,858,130       0.84        1.35       1.40      10.03       10.08
2009             2,167,634      1.028527      1.032516       2,230,646       1.50        1.35       1.40      27.92       27.98
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
2013             2,376,830      2.914658      2.391278       5,660,377       1.30        1.35       1.75      33.85       34.40
2012             2,653,244      2.177477      1.779227       4,702,715       0.79        1.35       1.75      16.32       16.79
2011             2,975,458      1.872022      1.523452       4,516,727       0.71        1.35       1.75      (5.45)      (5.06)
2010             4,349,482      1.979842      1.604654       6,956,525       0.84        1.35       1.75      25.98       26.49
2009             4,552,134      1.571536      1.268588       5,756,537       1.63        1.35       1.75      26.90       27.41
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
2013             5,135,328      1.291301      1.465978       6,816,638        N/A        1.35       1.40      36.22       36.29
2012             6,021,656      0.947941      1.075622       5,878,278        N/A        1.35       1.40       9.30        9.36
2011             8,396,645      0.867284      0.983605       7,464,914        N/A        1.35       1.40      (6.17)      (6.12)
2010            10,218,445      0.924266      1.047692       9,674,475        N/A        1.35       1.40      25.84       25.90
2009            12,035,143      0.734499      0.832147       9,049,751        N/A        1.35       1.40      41.56       41.64

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2013             8,642,358      1.971506      2.040789      17,601,774       2.05        1.35       1.75      26.02       26.53
2012            10,060,136      1.564482      1.612898      16,200,223       2.00        1.35       1.75      12.25       12.70
2011            12,063,944      1.393794      1.431113      17,244,401       2.30        1.35       1.75      (2.78)      (2.38)
2010            14,279,731      1.433567      1.465996      20,918,160       1.51        1.35       1.75       9.25        9.70
2009            18,009,653      1.312193      1.336427      24,060,816       1.93        1.35       1.75      23.84       24.35
FT VIP TEMPLETON FOREIGN SECURITIES FUND CLASS 2
2013             4,012,277      2.163938      1.883116       7,518,247       2.37        1.35       1.75      20.82       21.31
2012             4,643,727      1.791059      1.552317       7,176,156       2.98        1.35       1.75      16.16       16.64
2011             5,256,073      1.541846      1.330910       6,966,939       1.73        1.35       1.75     (12.20)     (11.84)
2010             6,475,458      1.756105      1.509695       9,740,766       1.90        1.35       1.75       6.51        6.94
2009             8,092,172      1.648750      1.411672      11,387,725       3.47        1.35       1.75      34.65       35.19
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2013            23,416,474      1.287984      1.547299      48,148,844       2.43        1.35       1.75      (3.08)      (2.68)
2012            27,677,063      1.328896      1.589988      58,321,198       2.27        1.35       1.75       4.86        5.28
2011            32,301,631      1.267345      1.510195      64,684,451       2.49        1.35       1.75       5.09        5.52
2010            40,685,272      1.205934      1.431186      77,533,229       3.01        1.35       1.75       5.30        5.73
2009            48,293,821      1.145244      1.353648      86,293,575       4.84        1.35       1.75      12.68       13.13
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2013            30,551,304      2.087563      1.425070      41,355,287       1.58        1.35       1.75      29.52       30.05
2012            36,115,885      1.611746      1.095793      37,616,896       1.74        1.35       1.75      13.53       13.99
2011            43,147,858      1.419697      0.961304      39,440,869       1.53        1.35       1.75      (0.03)       0.38
2010            52,500,509      1.420147      0.957709      47,849,325       1.55        1.35       1.75      12.91       13.37
2009            64,687,405      1.257728      0.844745      52,052,287       1.96        1.35       1.75      24.07       24.58
GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE SHARES
2013                 9,065      1.172899      1.172899          10,632       0.09        1.40       1.40      11.98       11.98
2012                    --            --            --              --       0.00         N/A        N/A        N/A         N/A
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2013             5,660,776      6.428378      2.736303      33,877,616        N/A        1.35       1.40      30.35       30.41
2012             6,539,042      4.931788      2.098201      30,125,148        N/A        1.35       1.40      17.76       17.82
2011             7,521,099      4.187982      1.780863      29,492,935        N/A        1.35       1.40      (5.31)      (5.27)
2010             9,198,670      4.423055      1.879869      38,041,294        N/A        1.35       1.40      17.69       17.75
2009            11,455,628      3.758171      1.596470      40,058,132        N/A        1.35       1.40      56.37       56.45

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES (A)
2013             9,020,587      1.365460      1.373591      12,327,134       0.51        1.35       1.40      (1.00)      (0.95)
2012            10,963,645      1.379291      1.386747      15,135,685       0.77        1.35       1.40       1.34        1.39
2011            13,339,368      1.360988      1.367669      18,170,323       0.94        1.35       1.40       4.86        4.91
2010            18,879,642      1.297920      1.303626      24,525,098       1.76        1.35       1.40       3.72        3.77
2009            22,814,787      1.251345      1.256207      28,571,163       3.49        1.35       1.40       4.95        5.00
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2013             8,280,296      2.650645      2.751219      24,727,560       0.59        1.35       1.75      30.24       30.77
2012             9,579,429      2.035241      2.103906      21,891,050       0.91        1.35       1.75      16.12       16.59
2011            11,700,799      1.752734      1.804521      22,960,047       0.50        1.35       1.75      (8.23)      (7.86)
2010            14,268,531      1.909928      1.958386      30,372,189       0.42        1.35       1.75      22.51       23.01
2009            17,589,803      1.558964      1.592049      30,449,243       1.48        1.35       1.75      30.46       30.99
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2013            24,304,784      0.967274      1.050927      32,152,930       0.01        1.35       1.75      (1.74)      (1.34)
2012            26,915,928      0.984439      1.065238      35,951,724       0.01        1.35       1.75      (1.75)      (1.35)
2011            32,210,331      1.001967      1.079825      43,549,030       0.01        1.35       1.75      (1.75)      (1.34)
2010            39,488,082      1.019780      1.094544      53,789,616       0.01        1.35       1.75      (1.75)      (1.34)
2009            46,800,285      1.037897      1.109464      64,732,530       0.17        1.35       1.75      (1.61)      (1.20)
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2013            18,698,300      3.338040      1.124954      57,242,746       0.16        1.35       1.40      30.15       30.22
2012            21,490,887      2.564705      0.863904      50,510,121       0.43        1.35       1.40      17.95       18.02
2011            25,408,898      2.174320      0.732028      50,548,384       0.21        1.35       1.40      (4.22)      (4.17)
2010            29,622,689      2.270195      0.763917      61,361,587       0.18        1.35       1.40       8.95        9.01
2009            34,968,992      1.294507      0.700798      66,254,036       0.21        1.35       1.75      44.92       45.51
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2013            14,018,777      2.056747      1.143785      27,037,446       1.56        1.35       1.40      21.99       22.06
2012            16,082,808      1.685933      0.937101      25,406,225       1.86        1.35       1.40      19.20       19.26
2011            17,886,400      1.414414      0.785789      23,632,120       2.92        1.35       1.40     (16.35)     (16.31)
2010            20,930,270      1.690945      0.938938      33,016,306       1.21        1.35       1.40       8.55        8.60
2009            25,289,300      1.276423      0.864582      36,678,995       1.60        1.35       1.75      26.12       26.64

(a)  Name change.  See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2013               844,478      1.606590      1.615955       1,357,482       0.95        1.35       1.40      35.31       35.37
2012               938,922      1.187370      1.193690       1,115,511       1.42        1.35       1.40      12.54       12.60
2011             1,284,565      1.055042      1.060119       1,356,053       1.67        1.35       1.40       2.44        2.49
2010             1,332,711      1.029879      1.034325       1,373,188       1.14        1.35       1.40      11.02       11.08
2009             2,047,385      1.113553      0.931157       1,900,131       2.02        1.35       1.75      18.78       19.26
INVESCO V.I. AMERICAN FRANCHISE FUND SERIES I SHARES (A)
2013             7,107,643      1.007533      1.084296       7,285,250       0.41        1.35       1.40      38.18       38.25
2012             8,802,568      0.729169      0.784323       6,541,339        N/A        1.35       1.40      12.14       12.20
2011             5,906,799      0.650231      0.699069       3,913,866        N/A        1.35       1.40     (14.53)     (14.50)
INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
2013             4,597,828      1.196369      1.280101       5,578,626       1.33        1.35       1.40      27.44       27.50
2012             5,533,337      0.938777      1.003967       5,264,569       0.96        1.35       1.40      12.29       12.35
2011             6,446,928      0.836042      0.893635       5,463,364       0.90        1.35       1.40      (1.46)      (1.41)
2010             8,407,101      0.848464      0.906442       7,227,604       0.93        1.35       1.40       8.02        8.08
2009            10,515,526      0.785455      0.838697       8,370,427       1.82        1.35       1.40      26.50       26.57
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
2013             2,771,868      1.681587      1.776628       4,710,650       0.72        1.35       1.40      38.57       38.65
2012             2,506,764      1.213491      1.281416       3,079,371        N/A        1.35       1.40      19.21       19.27
2011             3,904,709      1.017965      1.074404       4,008,394        N/A        1.35       1.40       2.49        2.55
2010             4,156,349      0.993200      1.047730       4,164,992        N/A        1.35       1.40       3.82        3.87
2009             3,790,089      0.956657      1.008677       3,676,388       0.34        1.35       1.40      25.89       25.95
INVESCO V.I. MID CAP GROWTH FUND SERIES I SHARES (A)
2013             1,513,586      0.955652      1.125667       1,465,292       0.39        1.35       1.40      35.10       35.17
2012             1,800,139      0.707375      0.832807       1,307,426        N/A        1.35       1.40      (2.66)      (2.62)
INVESCO V.I. MID CAP GROWTH FUND SERIES II SHARES (A)
2013               356,848      1.746739      1.746739         623,320       0.22        1.40       1.40      34.69       34.69
2012               304,375      1.296844      1.303883         394,765        N/A        1.35       1.40      (2.66)      (2.63)

(a)  Name change.  See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
INVESCO V.I. VALUE OPPORTUNITIES FUND SERIES II SHARES (A)
2013             2,049,837      1.653590      1.340590       2,734,702       1.21        1.35       1.75      30.94       31.47
2012             2,332,632      1.262855      1.019676       2,368,777       1.18        1.35       1.75      15.60       16.07
2011             2,687,209      1.092458      0.878519       2,351,923       0.58        1.35       1.75      (5.09)      (4.70)
2010             3,396,509      1.151008      0.921848       3,120,196       0.35        1.35       1.75       5.07        5.50
2009             4,127,462      1.095431      0.873783       3,595,828       1.24        1.35       1.75      45.15       45.75
JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
2013             2,270,305      1.043786      1.319597       2,492,824       0.35        1.35       1.40      30.19       30.26
2012             2,771,179      0.801741      1.013066       2,364,060        N/A        1.35       1.40      15.35       15.41
2011             3,269,361      0.695047      0.877802       2,374,204        N/A        1.35       1.40      (3.03)      (2.98)
2010             4,564,076      0.716762      0.904775       3,445,776        N/A        1.35       1.40      23.77       23.83
2009             5,335,730      0.579125      0.730688       3,269,860        N/A        1.35       1.40      42.42       42.50
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
2013             6,246,495      0.959786      1.067909       6,197,821       0.66        1.35       1.40      28.18       28.24
2012             7,401,521      0.748798      0.832739       5,727,846       0.43        1.35       1.40      16.63       16.69
2011             8,976,079      0.642034      0.713641       5,957,493       0.43        1.35       1.40      (6.86)      (6.82)
2010            11,518,443      0.689338      0.765842       8,201,710       0.35        1.35       1.40      12.66       12.72
2009            14,245,115      0.611871      0.679441       9,006,505       0.38        1.35       1.40      34.11       34.18
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
2013             5,251,078      1.532645      1.699085       8,179,421       3.08        1.35       1.40      12.68       12.74
2012             6,355,295      1.360160      1.507102       8,802,939       0.61        1.35       1.40      11.60       11.65
2011             8,541,554      1.218812      1.349800      10,589,882       0.38        1.35       1.40     (33.29)     (33.25)
2010            11,126,831      1.826978      2.022289      20,738,046       0.52        1.35       1.40      23.27       23.33
2009            13,218,778      1.482112      1.639720      20,028,788       0.41        1.35       1.40      76.57       76.65
MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
2013             1,299,080      1.449660      1.458154       1,887,447        N/A        1.35       1.40      35.30       35.37
2012             1,347,929      1.071459      1.077198       1,447,105        N/A        1.35       1.40      14.79       14.85
2011             1,641,293      0.933376      0.937902       1,534,372        N/A        1.35       1.40      (7.48)      (7.43)
2010             2,259,259      1.008830      1.013212       2,281,926        N/A        1.35       1.40      27.40       27.46
2009             1,899,122      0.791875      0.794920       1,504,848        N/A        1.35       1.40      39.27       39.34

(a)  Name change.  See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2013             1,864,154      2.251137      2.264520       4,197,147        N/A        1.35       1.40      39.24       39.31
2012             2,110,831      1.616695      1.625477       3,413,078        N/A        1.35       1.40      19.21       19.27
2011             1,897,724      1.356220      1.362900       2,574,193        N/A        1.35       1.40     (11.75)     (11.70)
2010             2,234,067      1.536764      1.543536       3,433,727        N/A        1.35       1.40      34.04       34.11
2009             1,796,583      1.146503      1.150975       2,060,236        N/A        1.35       1.40      60.64       60.72
MFS(R) TOTAL RETURN SERIES SERVICE CLASS
2013             7,099,907      1.715067      1.626219      11,489,578       1.65        1.35       1.75      16.66       17.13
2012             7,443,072      1.470139      1.388329      10,287,219       2.60        1.35       1.75       8.99        9.44
2011             8,166,265      1.348834      1.268609      10,318,888       2.28        1.35       1.75      (0.19)       0.21
2010            10,758,944      1.351436      1.265903      13,571,982       2.59        1.35       1.75       7.71        8.15
2009            12,102,167      1.254646      1.170473      14,122,991       3.48        1.35       1.75      15.66       16.14
MFS(R) UTILITIES SERIES SERVICE CLASS
2013             1,641,621      3.340073      3.360127       5,483,691       2.17        1.35       1.40      18.53       18.59
2012             1,818,982      2.817869      2.833336       5,126,257       6.61        1.35       1.40      11.63       11.68
2011             2,253,959      2.524338      2.536908       5,690,267       2.95        1.35       1.40       5.01        5.07
2010             2,602,324      2.403808      2.414555       6,255,951       3.12        1.35       1.40      11.92       11.98
2009             3,246,496      2.147764      2.156266       6,973,160       4.86        1.35       1.40      31.01       31.08
OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
2013             1,373,488      1.855902      1.504766       2,056,872       0.75        1.35       1.75      27.16       27.68
2012             1,667,713      1.459449      1.178521       1,957,117       0.40        1.35       1.75      11.82       12.27
2011             1,842,312      1.305218      1.049714       1,926,599       0.12        1.35       1.75      (3.10)      (2.71)
2010             2,681,093      1.346991      1.078919       2,882,651        N/A        1.35       1.75       7.23        7.67
2009             3,323,837      1.256114      1.002061       3,320,358       0.01        1.35       1.75      41.63       42.21
OPPENHEIMER CAPITAL INCOME FUND/VA SERVICE SHARES (A)
2013             1,826,068      1.226961      1.234120       2,240,703       2.12        1.35       1.40      11.25       11.31
2012             1,879,654      1.102848      1.108724       2,073,130       1.19        1.35       1.40      10.54       10.59
2011             2,220,044      0.997731      1.002550       2,215,137       2.04        1.35       1.40      (1.02)      (0.97)
2010             2,255,508      1.008029      1.012401       2,273,772       1.17        1.35       1.40      11.10       11.16
2009             2,727,961      0.907312      0.910786       2,475,536        N/A        1.35       1.40      19.90       19.96

(a)  Name change.  See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES (A)
2013             4,092,100      2.588305      2.161787       8,803,456       1.16        1.35       1.75      24.77       25.28
2012             4,277,376      2.074459      1.725591       7,348,901       1.96        1.35       1.75      18.83       19.32
2011             5,126,453      1.745675      1.446202       7,384,580       1.09        1.35       1.75     (10.13)      (9.76)
2010             6,129,150      1.942434      1.602678       9,788,859       1.24        1.35       1.75      13.68       14.14
2009             7,221,610      1.708689      1.404115      10,109,081       2.08        1.35       1.75      36.91       37.47
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
2013             4,436,344      0.415570      0.418010       1,845,567       4.64        1.35       1.40      (1.76)      (1.71)
2012             3,999,258      0.423018      0.425299       1,693,094        N/A        1.35       1.40       1.50        1.51
OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
2013             1,536,399      1.671272      1.681242       2,568,158       0.81        1.35       1.40      29.60       29.66
2012             1,956,096      1.289565      1.296609       2,522,875       0.47        1.35       1.40      14.98       15.04
2011             1,124,764      1.121589      1.127126       1,261,912       0.63        1.35       1.40      (1.71)      (1.66)
2010             1,517,342      1.141115      1.146161       1,732,228       0.97        1.35       1.40      14.21       14.26
2009             1,955,054      0.999175      1.003088       1,954,295       1.65        1.35       1.40      26.20       26.27
PIONEER FUND VCT PORTFOLIO CLASS II
2013             2,124,286      1.435114      1.444365       3,053,096       1.01        1.35       1.40      31.12       31.19
2012             2,627,759      1.094471      1.100971       2,880,115       1.25        1.35       1.40       8.41        8.47
2011             3,079,221      1.009561      1.015032       3,112,487       1.16        1.35       1.40      (5.89)      (5.84)
2010             4,323,688      1.072692      1.077945       4,642,546       1.10        1.35       1.40      14.11       14.16
2009             4,987,013      0.940087      0.944215       4,693,458       1.51        1.35       1.40      23.16       23.22
PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
2013             2,350,675      2.891313      2.909979       6,805,060       2.11        1.35       1.40       0.12        0.17
2012             2,649,419      2.887947      2.905134       7,659,897       2.11        1.35       1.40      14.47       14.52
2011             3,151,456      2.522991      2.536727       7,959,148       2.19        1.35       1.40       8.22        8.27
2010             3,777,638      2.331359      2.342878       8,815,017       2.40        1.35       1.40      26.74       26.80
2009             4,662,561      1.839488      1.847638       8,584,423       4.43        1.35       1.40      29.71       29.78

(a)  Name change.  See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL       TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS     RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST     HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4) (%) (3)(4)
                  ------        -------       --------      ----------      -------    -------    -------   ---------- ----------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2013            13,065,875      1.924467      1.317545      23,378,331       0.84        1.35       1.40      12.46       12.51
2012            14,514,247      1.711294      1.171009      23,036,217       1.22        1.35       1.40      16.78       16.84
2011            17,241,597      1.465378      1.002226      23,439,379       1.42        1.35       1.40     (14.06)     (14.01)
2010            21,180,069      1.705065      1.165556      33,312,573       0.87        1.35       1.40      12.85       12.91
2009            26,004,856      1.510850      1.032275      35,990,066       2.57        1.35       1.40      50.26       50.33

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

NOTE 7 - SUBSEQUENT EVENTS

     On January 2, 2014, GAFG acquired Forethought Financial Group, Inc. ("Forethought"), a Delaware company, through a merger transaction. As a result of the merger, GAFG effectuated certain internal restructuring transactions. As a result of such restructuring, Forethought Financial Services, LLC, a Delaware company, which is a wholly-owned subsidiary of Forethought, owns approximately 79% of the outstanding ordinary shares of Commonwealth Annuity. Global Atlantic
(Fin) Company reduced its ownership of Commonwealth Annuity from 100% to approximately 21% of the outstanding ordinary shares of Commonwealth Annuity. Commonwealth Annuity remains a wholly-owned indirect subsidiary of GAFG.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

           Financial Statements Included in Part A
           None

           Financial Statements Included in Part B

      Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company

           Financial Statements Included in Part C
           None

(b) EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

     EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

     EXHIBIT 3 (a) Form of Service Agreement by and between Epoch Securities,
                   Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 to Registration Statement No. 33-39702/811-6293 and is incorporated by reference herein.

               (b) Consolidated Underwriting and Administrative Service
                   Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was filed on April 30, 2010 in Post-Effective Amendment No. 31 to Registration Statement No. 33-39702/811-6293 and is incorporated by reference herein.

                   Service Agreement dated March 13, 2012 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2, Inc. and Security Distributions, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 to Registration Statement No. 33-39702/811-06293, and is incorporated by reference herein.

               (c) Shared Services Agreement dated August 5, 2010 between
                   Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. is filed in Post-Effective Amendment No. 34 to Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

     EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 17 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                   Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

                   Policy Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. TSA-Endorsement 4012-07 (Rev. 12-08) was previously filed on April 28, 2009 in Post-Effective Amendment No. 30 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

     EXHIBIT 5 Specimen Generic Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                   Specimen Application Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                   EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

     EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                   Bylaws, as amended of the Company, effective as of December 30, 2005 was previously filed on April 28, 2006 in Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

     EXHIBIT 7 (a) Variable Annuity GMDB Reinsurance Agreement between
                   Commonwealth Annuity and Life Insurance
                   Company and (Canada Life) effective as of December 31, 2012 was filed on April 25, 2013 in Post-Effective Amendment
                   No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.


               (b) Variable Annuity GMDB Reinsurance Agreement between
                   Commonwealth Annuity and Life Insurance Company and (Canada
                   Life) effective as of March 31, 2012 was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (c) Recapture and Release Agreement by and between Commonwealth
                   Annuity and Life Insurance Company and Ariel Capital Reinsurance Company Limited dated April 1, 2013 is filed in Post-Effective Amendment No. 35 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (d) Coinsurance and Modified Coinsurance Agreement by and between
                   Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity and Life Reinsurance Company Limited dated May 1, 2013 is filed in Post-Effective Amendment No. 35 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

     EXHIBIT 8 (a) Third Party Administrator Agreement dated April 1, 2013 between Commonwealth Annuity and Life Insurance Company, se2, Inc., and Security Distributors, Inc. was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (b) Work Assignment dated April 1, 2013 between se2, Inc.,
                   Security Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (c) Directors' Powers of Attorney are filed herewith.

     EXHIBIT 9 Opinion of Counsel was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 34 (File Nos. 33-47216/811-6632), and is incorporated by reference herein.

     EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

     EXHIBIT 11    None.

     EXHIBIT 12    None.

     EXHIBIT 13

               (a) Amendment to the Participation Agreement dated May 1, 2013 with T. Rowe Price was filed on April 25, 2013 in Post-Effective Amendment No. 34 of Registration
                   Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

               (b) Amendment No. 1 dated April 30, 2010 and Amendment to
                   the Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                   Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (c) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 were previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                   Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (d) Amendment dated January 15, 2013 to the Amended and
                   Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was filed on April 25, 2013 in Amendment No. 34 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   Amendment dated August 16, 2010 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                   Amendment No. 2 dated May 1, 2009 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-157121/811-22024), and is incorporate by reference herein.

                   Amendment No. 1 dated June 5, 2007 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein.

               (e) Amendment dated October 31, 2001 to the Participation
                   Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on November 9, 2001 in Post-Effective Amendment No. 20 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

               (f) Amendment dated August 1, 2007 to the Participation
                   Agreement with Janus was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                   incorporated by reference herein.

                   Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

               (g) Supplement dated April 29, 2012 to Participation
                   Agreements (SVS I and SVS II) dated May 1, 2002 with Deutsche Investment Management Americas Inc (formerly Scudder Investments Inc.) and DWS Investments Distributors, Inc. (formerly Scudder Distributros) was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein. Amendment dated October 1, 2000 with Scudder Kemper was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                   Participation Agreements dated May 1, 2002 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

               (h) Eaton Vance Participation Agreement dated February 15,
                   2001 was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Eaton Vance was previously filed on February 28, 2001 in Post-Effective Amendment No. 24 (File Nos. 33-47216/811-6632), and is incorporated by reference herein.

               (i) Amendment dated April 30, 2010 to Participation
                   Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration
                   Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                   Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No.
                   33-157121/811-22024), and is incorporated by reference herein.

                   Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

               (j) Oppenheimer Fund/SERV and Networking Supplement dated
                   April 14, 2008 to Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                   Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000, by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company as amended May 1, 2002 was previously filed on April 28, 2009 in Post-Effective Amendment No. 30 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   The Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

               (k) Amendment 1 dated April 30, 2010 to the Participation
                   Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 29, 2010 in Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein.

                   Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

               (l) Amendment dated May 1, 2012, Amendment dated May 1,
                   2011, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company were previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                   Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No.
                   33-157121/811-22024), and is incorporated by reference herein.

                   Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (m) First Amendment dated April 30, 2010 to the Amended
                   and Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

   The principal business address of most of the following Directors and Officers* is:

      7 World Trade Center
      250 Greenwich Street
      New York, NY 10007

   The principal business address of most of the following Directors and Officers** is:

      82 Hopmeadow Street, Second Floor
      Simsbury, CT 06089.

   The principal business address of most of the following Directors and Officers*** is:

      2250 Point Blvd, Ste 245
      Aurora, IL 60506

   The principal business address of the other following Directors and Officers is:

      132 Turnpike Road, Suite 210
      Southborough, MA 01772.

                   DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY
---------------------------- --------------------------------------------------------------
Nicholas H. von Moltke*      President and CEO
Peter Seroka**               Executive Vice President
Scott D. Silverman           SVP, GC and Corp Sec
John J. Fowler               SVP, CFO & Treasurer
Kim Lee*                     EVP and Chief Risk Officer
Joel Volcy                   SVP and COO
Jill Nieskes                 SVP
Jean M. Perrigo              SVP-HR
Brian Hendry*                SVP
Jonathan Hecht               SVP
Robert J. Egan               VP and Chief Actuary
Gilles M. Dellaert*          EVP and CIO
Jane S. Grosso               Senior Vice President and Controller
Kevin F. Leavey              VP and Product Actuary
Justin MacNeil               VP-Tax
Jason M. Roach               VP-Operations
Margot K. Wallin             VP, SIO and CCO
Robert E. Winawer            Senior Vice President
Sheila B. St. Hilaire        VP, Asst Gen Counsel & Asst Corp Sec
Gary Silber*                 VP and Asst General Counsel
Virginia H. Johnson          VP, Asst Gen Counsel & Asst Corp Sec
Michael J. O'Neill***        VP, Marketing-403(b)
Valerie F. Zablocki          VP-Actuary
Brian R. Salvi               VP-Controllers
Gregory Antonuccio           VP-Controllers
Shari Januszewski*           VP
Andrew Byers                 Vice President-Compliance
Jason Izzo                   Vice President-Controllers

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                   GLOBAL ATLANTIC FINANCIAL GROUP LIMITED
These entities are directly or indirectly controlled by or under common control with the Company.

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%---         --78%--
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%---
                                                         |
                                                         |
                                                    ------------
                                                    |  GLOBAL  |
                                                    | ATLANTIC |
                                                    | FINANCIAL|-----------------------
                                                    |   LIFE   |                      |
                                                    |  LIMITED |                      |
                                                    | (Bermuda)|                      |
                                                    ------------                      |
                                                          |                           |
                                                         100%                         |
                                                          |                           |
                                                           ------------               |
                                                           |  GLOBAL  |               |
                                                           | ATLANTIC |               |
                          ---------------------------------|  (FIN)   |--------      100%
                          |                                | COMPANY  |       |       |
                        100%                               |(Delaware)|       |       |
                          |                                ------------       |       |
                   ---------------                                |           |       |
                   | FORETHOUGHT |                               21%          |       |
                   |  FINANCIAL  |                                |           |       |
                   |   GROUP,    |                                |           |       |
                   |     INC.    |                                |           |       |
                   | (Delaware)  |                                |           |       |
                   ---------------                                |           |       |
                          |                                       |           |       |
                          |                                       |           |       |
     ---------------------------------------------------          |           |       |
     |                |              |                 |          |           |       |
    100%             100%           100%              100%        |           |   ----------------
     |                |              |                 |          |           |   | COMMONWEALTH |
--------------- --------------- ---------------- ---------------  |           |   |   RE MIDCO   |
| FORETHOUGHT | | FORETHOUGHT | |  FORETHOUGHT | | FORETHOUGHT |  |           |   |    LIMITED   |
|    CAPITAL  | | INVESTMENT  | | DISTRIBUTORS,| |  SERVICES,  |  |           |   |   (Bermuda)  |
|   FUNDING,  | |  ADVISORS,  | |     LLC      | |     LLC     |  |           |   ----------------
|     INC.    | |     LLC     | |  (Delaware)  | |  (Delaware) |  |           |       |
|  (Delaware) | |  (Indiana)  | |              | |             |  |           |      100%
--------------- --------------- ---------------  ---------------  |           |       |
                                                   |   |          |           |   ----------------
                                                   |  79%         |           |   | COMMONWEALTH |
                                                   |   |  -----------------   |   |    ANNUITY   |
                                                   |   |  | COMMONWEALTH  |   |   |   AND LIFE   |
                                                   |   |--|   ANNUITY &   |   |   |  REINSURANCE |
                                                   |      |     LIFE      |   |   |    COMPANY   |
     -----------------------------------------------      |   INSURANCE   |   |   |    LIMITED   |
     |           |                 |                      |    COMPANY    |   |   |   (Bermuda)  |
     |           |                 |                      |(Massachusetts)|   |   ----------------
     |           |                 |                      -----------------   |---------------------
     |           |                 |                                |                   |          |
     |           |     ------------^-------------------------------------------         |          |
     |           |     |           |        |               |                 |         |          |  -------------
    100%        5%    95%          5%      95%             100%              100%       |        100% |  EPOCH    |
     |           |     |           |        |               |                 |         |          |  |SECURITIES,|
------------ ---------------      ---------------   -----------------   ------------    |          ---|   INC.    |
| FORELIFE | | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |  |(Delaware) |
|  AGENCY, | |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |  -------------
|   INC.   | |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
|(Indiana) | |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
------------ | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                    |             ---------------   ------------------        |         |          |  |   RISK   |
                    |                    |                                    |         |          |  | ADVISORS,|
                   100%                  |                                    |         |          |  |   L.P.   |
                    |                   100%                                  |         |          |  |(Delaware)|
                    |                    |                                    |         |          |  ------------
        -------------------      ---------------                              |        10%         |  ------------
        | FLIC PROPERTIES,|      | FORETHOUGHT |                              |         |        100% | GA RISK  |
        |       LLC       |      |  HOLDINGS,  |                              |         |          |  | ADVISORS,|
        |    (Indiana)    |      |     LLC     |                              |         |          ---|   INC.   |
        -------------------      |  (Indiana)  |                              |         |          |  |(Delaware)|
                                 ---------------                              |         |          |  ------------
                                                                              |         |          |  ------------
                                                                              |         |        100% |  GLOBAL  |
          ---------------------------------------------------------------------         |          |  | ATLANTIC |
          |           |             |           |           |             |             |          ---|   RISK   |
         100%        100%          100%        100%        100%          90%            |          |  | SERVICES,|
          |           |             |           |           |             |             |          |  |    LLC   |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |  ------------
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |   100% | GLOBAL   |
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------     |  | ATLANTIC |
                               ----------  -----------  ------------                               ---| FINANCIAL|
                                                                                                      | COMPANY  |
                                                                                                      |(Delaware)|
                                                                                                      ------------









-----------------
|  THE GOLDMAN  |          -------------
|  SACHS GROUP, |          | 3RD PARTY |
| INC.(Delaware)|          | INVESTORS |
-----------------          -------------
         |                       |
         |                       |
         ---22%---         --78%--
                 |         |
                 |         |
---------------------------
|      GLOBAL ATLANTIC    |
| FINANCIAL GROUP LIMITED |
|        (Bermuda)        |
---------------------------
             |
             |
-----------------------------100%---------------
                                               |
                                               |
                                          --------------------------------
                                          |  ARIEL RE (HOLDINGS) LIMITED |
                             -------------|           (Bermuda)          |------------------------------100%-------
                             |            --------------------------------                |                       |
                            100%                          |                               |                       |
                             |                            |                             100%                      |
                       -------------           -----100%------100%-----                   |                       |
                       | ARIEL P&C |           |                      |                   |                       |
                       |   MIDCO   |      --------------    -----------------  -----------------------   -----------------
                       |  LIMITED  |      | AFCL INC.  |    | ARIEL RE BDA  |  |   ARROW CORPORATE   |   |  ARIEL RE UK  |
                       | (Bermuda) |      | (Delaware) |    |    LIMITED    |  | MEMBER HOLDINGS LLC |   |    LIMITED    |
                       -------------      --------------    |   (Bermuda    |  |     (Delaware)      |   | (UK employing |
                             |                   |          |  coverholder) |  -----------------------   |    entity)    |
                            100%               100%         -----------------             |              -----------------
                             |                   |                                        |
                       -----------        -------------                                   |
                       |   ACRC  |        |   ARIEL   |                   ------100%-----------100%-----
                       | LIMITED |        | FINANCIAL |                   |                            |
                       |(Bermuda)|        |  COMPANY  |                   |                            |
                       -----------        |  LIMITED  |                   |                            |
                                          | (Bermuda) |            --------------            --------------------
                                          -------------            |  ARIEL RE  |            | ARIEL INDEMNITY  |
                                                                   | PROPERTY & |            |     LIMITED      |
                                                                   |  CASUALTY  |            |(Bermuda, 953(d)) |
                                                                   |    (UK)    |            --------------------
                                                                   --------------
                                                                         |
                                                                        100%
                                                                         |
                                                                -------------------
                                                                | ARIEL CORPORATE |
                                                                | MEMBER LIMITED  |
                                                                |      (UK)       |
                                                                -------------------
                                                                         |
                                                                        100%
                                                                         |
                                                                 --------------------
                                                                 |   SYNDICATE 1910  |
                                                                 |(Lloyd's Syndicate)|
                                                                 ---------------------


------------------------------------------------------------------------------------------------------------------------------------
Legal Entity Name          Business Description    Parent 1                 Ownership Interest  Parent 2          Ownership Interest
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
ACRC Limited               Writes collateralized   Ariel P&C Midco Limited                100%
                           reinsurance business
                           for the P&C business
                           of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
AFCL Inc.                  Holdco for a Bermuda    Ariel Re (Holdings)                    100%
                           derivative company      Limited
------------------------------------------------------------------------------------------------------------------------------------
Ariel Corporate Member     Corporate member of a   Ariel Re Property &                    100%
Limited                    Lloyd's syndicate       Casualty
------------------------------------------------------------------------------------------------------------------------------------
Ariel Financial Company    Derivative company in   AFCL Inc.                              100%
Limited                    Bermuda
------------------------------------------------------------------------------------------------------------------------------------
Ariel Indemnity Limited    Reinsurance company     Arrow Corporate Member                 100%
                           running off certain     Holdings LLC
                           Ariel Re transactions
------------------------------------------------------------------------------------------------------------------------------------
Ariel P&C Midco Limited    Holdco for the P&C      Ariel Re (Holdings)                    100%
                           business of GAFG        Limited
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Holdco for the P&C      Global Atlantic                        100%
Limited                    business of GAFG        Financial Group Limited
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re Bda Limited       Coverholder for the     Ariel Re (Holdings)                    100%
                           Lloyd's syndicate and   Limited
                           service company
                           employing Bermuda
                           staff
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re Property &        Holding company for     Arrow Corporate Member                 100%
Casualty                   Lloyd's corporate       Holdings LLC
                           member
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re UK Limited        UK service company      Ariel Re (Holdings)                    100%
                           employing UK staff      Limited
------------------------------------------------------------------------------------------------------------------------------------
Arrow Corporate Member     Holding company for     Ariel Re (Holdings)                    100%
Holdings LLC               Lloyd's corporate       Limited
                           member and Ariel
                           Indemnity
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Forethought Services,                   79%  Global Atlantic                  21%
Life Insurance Company                             LLC                                          (Fin) Co
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Reinsurance company     Commonwealth Re Midco                  100%
Life Reinsurance Company                           Limited
Limited
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Epoch Securities, Inc.     Registered              Global Atlantic (Fin)                  100%
                           broker/dealer           Co
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Forethought Services,                  100%
                           preneed permit          LLC
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Capital        Insurance policy        Forethought Financial                  100%
Funding, Inc               assignment business     Group, Inc
                           (for deceased
                           policyholders only)
                           assignment business
------------------------------------------------------------------------------------------------------------------------------------
Forethought Distributors,  Securities              Forethought Financial                  100%
LLC                        Broker-dealer           Group, Inc
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Forethought Financial      Forethought Group       Global Atlantic (Fin)                  100%
Group, Inc                 holding company;        Co
                           parent company of life
                           insurance holding
                           company system
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Investment     Investment advisor      Forethought Financial                  100%
Advisors, Inc.             registered with SEC     Group, Inc
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
Forethought Services, LLC  Intermediate holding    Forethought Financial                  100%
                           company of life         Group, Inc
                           insurance holding
                           company system;
                           paymaster for
                           employees of FFG
                           entities
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Co
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Global Atlantic                        100%
Company                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Co
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Co
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Insurance producer      Global Atlantic (Fin)                  100%
Services, LLC              and reinsurance         Co
                           intermediary
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         "Limited Liability      Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Syndicate 1910             Lloyd's underwriting    Ariel Corporate                        100%
                           syndicate               Member Limited
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2014, there were 2,692 Contract Owners of qualified Contracts and 4,243 Contract Owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

    - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

    - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC,

        Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

(b) The principal business address of most of the following Directors and Officers is:

         200 West Street
         New York, NY 10282-2198

    The principal business address of the other following Directors and Officers* is:

         132 Turnpike Road, Suite 210
         Southborough, MA 01772.

NAME                                POSITION OR OFFICE WITH UNDERWRITER
----                                -----------------------------------
Gilles M. Dellaert             Director
Kathleen M. Redgate            Director
Hanben K. Lee                  Director and Executive Vice President
Manu Sareen                    Senior Vice President
Philip Sherrill                Senior Vice President
Scott D. Silverman*            Senior Vice President and Secretary
John Donahue                   Chief Financial Officer
Joel Volcy*                    Chief Operating Officer and Vice President
Nicholas H. von Moltke         Director, President and Chief Executive Officer
Margot Wallin*                 Chief Compliance Officer


(c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                              (2) NET UNDERWRITING
(1) NAME OF PRINCIPAL             DISCOUNTS AND          (3) COMPENSATION ON       (4) BROKERAGE         (5) OTHER
UNDERWRITER                        COMMISSIONS               REDEMPTION             COMMISSIONS        COMPENSATION
--------------------------    ---------------------      ---------------------     --------------      ------------
Epoch Securities, Inc.                None                       None                   N/A                 N/A


As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Epoch Securities, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2013. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by se2, Inc. at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

    The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

    (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

    (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

    (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

    Registrant, a separate account of Commonwealth Annuity and Life Insurance Company states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code
    Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

    1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

    2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

    3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

    4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 11th day of April, 2014.

                   COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                By: /s/ Scott D. Silverman
                    ------------------------------------------
                    Scott D. Silverman, Senior Vice
                    President, General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                                    TITLE                                    DATE
----------                                                    -----                                    ----
/s/ John J. Fowler                 Senior Vice President, Chief Financial Officer and           April 11, 2014
---------------------------        Treasurer
John J. Fowler

Allan S. Levine*                   Chairman of the Board
---------------------------

Kathleen M. Redgate*               Director
---------------------------

Nicholas H. von Moltke*            Director, President and Chief Executive Officer
---------------------------

Richard V. Spencer*                Director
---------------------------

Hanben K. Lee*                     Director, Executive Vice President and Chief Risk Officer
---------------------------

Gilles M. Dellaert*                Director,  Executive Vice President and Chief Investment
---------------------------
                                   Officer
Michael A. Reardon*                Director
---------------------------

/s/ Jane S. Grosso                 Senior Vice President and Controller (Chief Accounting
---------------------------        Officer)
Jane S. Grosso

*Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 8, 2014 duly executed by such persons.

/s/ Scott D. Silverman
---------------------------
Scott D. Silverman, Attorney-in-Fact


(33-47216) Select Resource

                                 EXHIBIT TABLE

Exhibit 8 (c)    Directors' Powers of Attorney

Exhibit 10       Consent of Independent Registered Public Accounting Firm